UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04550

The MainStay Funds

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010

(Address of principal executive offices) (Zip Code)

J. Kevin Gao, Esq., 30 Hudson Street, Jersey City, New Jersey 07302

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-624-6782

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Item 1. Schedule of Investments.

The schedule of investments for the period ended January 31, 2019 is filed herewith.

MainStay Income Builder Fund
Portfolio of Investments January 31, 2019 (Unaudited)

		Principal Amount	Value
Long-Term Bonds 50.4%†
Asset-Backed Securities 1.2%
Auto Floor Plan Asset-Backed Securities 0.4%
Ford Credit Floorplan Master Owner Trust Series 2018-4, Class A 4.06%, due 11/15/30		$2,395,000	$2,431,588
Navistar Financial Dealer Note Master Owner Trust II Series 2018-1, Class A 3.14% (1 Month LIBOR + 0.63%), due 9/25/23 (a)(b)		2,895,000	2,894,129
			5,325,717
Automobile Asset-Backed Securities 0.3%
Volkswagen Auto Loan Enhanced Trust Series 2018-1, Class A4 3.15%, due 7/22/24		2,450,000	2,471,491
World Omni Auto Receivables Trust Series 2019-A, Class A3 3.04%, due 5/15/24		1,695,000	1,700,606
			4,172,097
Credit Cards 0.1%
Discover Card Execution Note Trust Series 2019-A1, Class A1 3.04%, due 7/15/24		1,745,000	1,750,224

Home Equity 0.1%
Ameriquest Mortgage Securities, Inc. Series 2003-8, Class AF5 5.14%, due 10/25/33 (c)		14,540	14,708
Chase Funding Trust Series 2002-2, Class 1A5 6.333%, due 4/25/32 (c)		72,774	73,576
Countrywide Asset-Backed Certificates Series 2003-5, Class AF5 5.149%, due 2/25/34 (c)		406,570	417,334
Equity One Mortgage Pass-Through Trust Series 2003-3, Class AF4 5.495%, due 12/25/33 (c)		145,416	146,232
JPMorgan Mortgage Acquisition Trust Series 2007-HE1, Class AF1 2.61% (1 Month LIBOR + 0.10%), due 3/25/47 (b)		413,247	284,117
MASTR Asset-Backed Securities Trust Series 2006-HE4, Class A1 2.56% (1 Month LIBOR + 0.05%), due 11/25/36 (b)		606,016	270,471
Saxon Asset Securities Trust Series 2003-1, Class AF5 4.65%, due 6/25/33 (c)		70,972	71,672
			1,278,110
Other Asset-Backed Securities 0.3%
American Tower Trust I Series 2013, Class 2A 3.07%, due 3/15/48 (a)		2,160,000	2,131,739
Verizon Owner Trust Series 2018-1A, Class A1A 2.82%, due 9/20/22 (a)		1,895,000	1,893,120
			4,024,859
Student Loans 0.0% ‡
KeyCorp Student Loan Trust Series 2000-A, Class A2 3.009% (3 Month LIBOR + 0.32%), due 5/25/29 (b)		166,583	166,110

Total Asset-Backed Securities (Cost $16,831,968)			16,717,117

Corporate Bonds 33.0%
Aerospace & Defense 0.2%
Harris Corp. 4.40%, due 6/15/28		2,215,000	2,288,932

Agriculture 0.0% ‡
Reynolds American, Inc. 8.125%, due 6/23/19 (United Kingdom)		255,000	259,939

Airlines 0.8%
American Airlines Group, Inc. 4.625%, due 3/1/20 (a)		3,700,000	3,700,000
American Airlines, Inc.
Series 2016-2, Class AA, Pass Through Trust 3.20%, due 12/15/29		611,660	576,490
Series 2017-2, Class AA, Pass Through Trust 3.35%, due 4/15/31		972,939	933,746
Series 2015-2, Class AA, Pass Through Trust 3.60%, due 3/22/29		881,608	855,336
Series 2016-2, Class AA, Pass Through Trust 3.65%, due 12/15/29		215,880	205,561
Continental Airlines, Inc. Series 2009-2, Class 2, Pass Through Trust 7.25%, due 5/10/21		1,312,464	1,343,700
U.S. Airways Group, Inc.
Series 2012-1, Class A 5.90%, due 4/1/26		1,608,085	1,707,625
Series 2010-1, Class A 6.25%, due 10/22/24		773,710	819,204
United Airlines, Inc. Series 2007-1, Pass Through Trust 6.636%, due 1/2/24		1,324,149	1,367,184
			11,508,846
Auto Manufacturers 1.1%
Daimler Finance North America LLC 3.132% (3 Month LIBOR + 0.55%), due 5/4/21 (Germany) (a)(b)		2,400,000	2,379,323
Ford Motor Co. 8.90%, due 1/15/32		215,000	239,381
Ford Motor Credit Co. LLC 5.875%, due 8/2/21		350,000	359,003
General Motors Financial Co., Inc.
3.15%, due 6/30/22		900,000	870,189
3.20%, due 7/13/20		1,800,000	1,794,862
3.45%, due 4/10/22		3,800,000	3,715,401
4.20%, due 3/1/21		2,585,000	2,599,738
Toyota Motor Credit Corp. 2.971% (3 Month LIBOR + 0.17%), due 9/18/20 (b)		4,620,000	4,619,209
			16,577,106
Banks 8.6%
Bank of America Corp.
2.738%, due 1/23/22 (d)		3,260,000	3,234,351
3.004%, due 12/20/23 (d)		1,794,000	1,771,110
3.499%, due 5/17/22 (d)		4,490,000	4,525,846
3.50%, due 4/19/26		415,000	411,299
4.20%, due 8/26/24		2,615,000	2,676,799
5.125%, due 6/17/19 (d)(e)		575,000	572,125
6.30%, due 3/10/26 (d)(e)		2,085,000	2,244,899
8.57%, due 11/15/24		485,000	599,035
Bank of New York Mellon Corp. 4.625%, due 9/20/26 (d)(e)		3,275,000	3,070,313
Barclays PLC 2.75%, due 11/8/19 (United Kingdom)		936,000	932,780
BB&T Corp. 5.25%, due 11/1/19		2,395,000	2,435,748
Capital One Financial Corp. 4.20%, due 10/29/25		435,000	435,409
Citibank N.A.
2.125%, due 10/20/20		4,590,000	4,526,312
3.40%, due 7/23/21		3,585,000	3,621,390
Citigroup, Inc.
3.668%, due 7/24/28 (d)		1,180,000	1,157,096
4.05%, due 7/30/22		105,000	107,082
5.30%, due 5/6/44		1,200,000	1,277,695
6.625%, due 6/15/32		770,000	917,034
6.875%, due 6/1/25		1,715,000	1,978,200
Citizens Financial Group, Inc.
4.30%, due 12/3/25		3,405,000	3,386,138
6.00%, due 7/6/23 (d)(e)		2,660,000	2,530,325
Discover Bank 8.70%, due 11/18/19		1,064,000	1,106,509
Goldman Sachs Group, Inc.
2.905%, due 7/24/23 (d)		880,000	861,169
2.908%, due 6/5/23 (d)		800,000	783,306
3.50%, due 11/16/26		1,085,000	1,045,392
3.786% (3 Month LIBOR + 1.17%), due 5/15/26 (b)		2,245,000	2,192,926
5.25%, due 7/27/21		805,000	844,174
6.75%, due 10/1/37		829,000	1,009,523
Huntington Bancshares, Inc.
3.15%, due 3/14/21		3,535,000	3,542,483
5.70%, due 4/15/23 (d)(e)		2,400,000	2,265,996
JPMorgan Chase & Co. (d)
3.54%, due 5/1/28		2,970,000	2,905,231
5.15%, due 5/1/23 (e)		4,666,000	4,622,840
Lloyds Banking Group PLC (United Kingdom)
4.582%, due 12/10/25		1,633,000	1,595,747
4.65%, due 3/24/26		3,090,000	3,015,642
Morgan Stanley
3.125%, due 1/23/23		4,435,000	4,404,370
3.875%, due 1/27/26		465,000	467,464
4.875%, due 11/1/22		1,125,000	1,178,243
5.00%, due 11/24/25		2,855,000	3,016,750
5.45%, due 7/15/19 (d)(e)		1,890,000	1,892,363
7.25%, due 4/1/32		3,490,000	4,505,663
PNC Bank N.A. 2.55%, due 12/9/21		2,185,000	2,149,052
PNC Financial Services Group, Inc. 6.70%, due 6/10/19		1,195,000	1,211,032
Royal Bank of Scotland Group PLC (United Kingdom)
4.892%, due 5/18/29 (d)		1,935,000	1,924,333
6.00%, due 12/19/23		190,000	198,365
Santander Holdings USA, Inc.
2.65%, due 4/17/20		3,875,000	3,848,532
4.40%, due 7/13/27		600,000	586,849
Santander UK Group Holdings PLC (United Kingdom)
3.571%, due 1/10/23		2,230,000	2,183,794
3.823%, due 11/3/28 (d)		1,640,000	1,540,575
State Street Corp. 2.55%, due 8/18/20		2,605,000	2,594,466
Toronto-Dominion Bank (Canada)
1.80%, due 7/13/21		4,295,000	4,182,571
3.15%, due 9/17/20		4,255,000	4,268,440
U.S. Bank N.A. 2.936% (3 Month LIBOR + 0.29%), due 5/21/21 (b)		2,655,000	2,645,613
Wachovia Corp. 5.50%, due 8/1/35		315,000	350,499
Wells Fargo & Co. 4.90%, due 11/17/45		55,000	57,409
Wells Fargo Bank N.A.
2.40%, due 1/15/20		1,875,000	1,867,664
2.60%, due 1/15/21		2,595,000	2,574,828
3.55%, due 8/14/23		1,815,000	1,841,173
5.85%, due 2/1/37		140,000	163,273
Westpac Banking Corp. (Australia)
2.896% (3 Month LIBOR + 0.28%), due 5/15/20 (b)		1,935,000	1,935,478
4.875%, due 11/19/19		5,200,000	5,282,781
			125,073,504
Beverages 0.4%
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.15%, due 1/23/25		635,000	652,186
4.75%, due 1/23/29		1,275,000	1,323,211
Constellation Brands, Inc. 2.00%, due 11/7/19		2,000,000	1,983,660
Diageo Capital PLC 2.88% (3 Month LIBOR + 0.24%), due 5/18/20 (United Kingdom) (b)		2,420,000	2,416,830
			6,375,887
Biotechnology 0.5%
Biogen, Inc. 3.625%, due 9/15/22		3,480,000	3,537,260
Celgene Corp. 3.625%, due 5/15/24		3,600,000	3,588,021
			7,125,281
Building Materials 0.5%
Cemex S.A.B. de C.V. 7.75%, due 4/16/26 (Mexico) (a)		4,255,000	4,595,400
Standard Industries, Inc. 5.375%, due 11/15/24 (a)		2,580,000	2,560,650
			7,156,050
Chemicals 0.5%
Air Liquide Finance S.A. 1.75%, due 9/27/21 (France) (a)		1,725,000	1,664,958
Braskem Netherlands Finance B.V. 4.50%, due 1/10/28 (Netherlands) (a)		4,275,000	4,162,781
Mexichem S.A.B. de C.V. 4.00%, due 10/4/27 (Mexico) (a)		1,800,000	1,678,500
			7,506,239
Commercial Services 0.4%
Herc Rentals, Inc. 7.75%, due 6/1/24 (a)(f)		1,482,000	1,578,330
Service Corp. International 5.375%, due 1/15/22		3,600,000	3,627,000
			5,205,330
Computers 0.8%
Apple, Inc. 2.75%, due 1/13/25		1,990,000	1,962,155
Dell International LLC / EMC Corp. 3.48%, due 6/1/19 (a)		5,170,000	5,171,737
Hewlett Packard Enterprise Co. 2.10%, due 10/4/19 (a)		1,910,000	1,897,813
International Business Machines Corp. 7.00%, due 10/30/25		2,050,000	2,482,423
			11,514,128
Cosmetics & Personal Care 0.2%
Unilever Capital Corp. 1.80%, due 5/5/20 (United Kingdom)		3,100,000	3,062,051

Diversified Financial Services 1.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)
4.45%, due 12/16/21		1,465,000	1,482,173
4.625%, due 10/30/20		4,265,000	4,315,650
Air Lease Corp.
2.125%, due 1/15/20		1,950,000	1,932,108
2.75%, due 1/15/23		1,850,000	1,757,843
3.50%, due 1/15/22		890,000	882,878
4.25%, due 9/15/24		1,185,000	1,179,695
Capital One Bank USA N.A. 8.80%, due 7/15/19		2,070,000	2,120,377
Caterpillar Financial Services Corp.
2.796% (3 Month LIBOR + 0.18%), due 5/15/20 (b)		2,275,000	2,274,709
2.90%, due 3/15/21		4,990,000	4,988,062
Discover Financial Services 3.85%, due 11/21/22		1,491,000	1,492,549
International Lease Finance Corp.
5.875%, due 4/1/19		1,255,000	1,259,515
6.25%, due 5/15/19		1,074,000	1,083,158
Peachtree Corners Funding Trust 3.976%, due 2/15/25 (a)		940,000	923,330
Springleaf Finance Corp.
5.25%, due 12/15/19		700,000	704,375
6.00%, due 6/1/20		475,000	482,719
			26,879,141
Electric 1.3%
AEP Transmission Co. LLC 3.10%, due 12/1/26		2,350,000	2,278,935
CMS Energy Corp.
3.875%, due 3/1/24		1,540,000	1,552,640
5.05%, due 3/15/22		1,220,000	1,278,219
Consolidated Edison, Inc. 2.00%, due 3/15/20		1,205,000	1,191,531
Duquesne Light Holdings, Inc. (a)
3.616%, due 8/1/27		2,265,000	2,143,350
6.40%, due 9/15/20		2,590,000	2,699,855
Entergy Louisiana LLC 4.00%, due 3/15/33		2,200,000	2,239,404
Evergy, Inc. 5.292%, due 6/15/22 (c)		1,130,000	1,177,549
Public Service Electric & Gas Co. 3.00%, due 5/15/27		2,235,000	2,154,340
Puget Energy, Inc. 5.625%, due 7/15/22		815,000	859,010
Southern California Edison Co. 3.70%, due 8/1/25		870,000	850,585
WEC Energy Group, Inc. 4.729% (3 Month LIBOR + 2.113%), due 5/15/67		1,095,000	958,443
			19,383,861
Environmental Controls 0.3%
Republic Services, Inc. 4.75%, due 5/15/23		1,615,000	1,698,035
Waste Management, Inc. 2.40%, due 5/15/23		2,275,000	2,200,300
			3,898,335
Food 1.5%
Kerry Group Financial Services Unlimited Co. 3.20%, due 4/9/23 (Ireland) (a)		2,899,000	2,829,580
Kroger Co. 1.50%, due 9/30/19		4,100,000	4,061,874
Mondelez International Holdings Netherlands B.V. (Netherlands) (a)
1.625%, due 10/28/19		2,790,000	2,761,381
2.00%, due 10/28/21		3,050,000	2,951,625
Nestle Holdings, Inc. 3.10%, due 9/24/21 (a)		2,975,000	3,004,712
Smithfield Foods, Inc. (a)
2.70%, due 1/31/20		1,690,000	1,669,456
3.35%, due 2/1/22		1,575,000	1,501,964
Tyson Foods, Inc. 3.95%, due 8/15/24		2,255,000	2,274,505
			21,055,097
Gas 0.1%
Southern California Gas Co. 4.30%, due 1/15/49		845,000	865,156

Health Care - Products 0.9%
Abbott Laboratories 3.40%, due 11/30/23		1,500,000	1,518,894
Becton Dickinson & Co.
2.133%, due 6/6/19		2,700,000	2,687,940
3.70%, due 6/6/27		2,210,000	2,155,366
Boston Scientific Corp. 2.85%, due 5/15/20		3,740,000	3,730,119
Stryker Corp. 2.625%, due 3/15/21		3,395,000	3,362,467
			13,454,786
Health Care - Services 0.0% ‡
Cigna Holding Co. 4.375%, due 12/15/20		270,000	275,245

Holding Company - Diversified 0.2%
CK Hutchison International (17) II, Ltd. 3.25%, due 9/29/27 (Hong Kong) (a)		2,620,000	2,506,342

Home Builders 0.6%
Lennar Corp.
4.50%, due 6/15/19		2,400,000	2,400,000
4.50%, due 11/15/19		750,000	746,250
5.875%, due 11/15/24		1,345,000	1,376,944
MDC Holdings, Inc. 5.625%, due 2/1/20		2,750,000	2,811,875
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 4.375%, due 6/15/19		1,000,000	1,000,000
			8,335,069
Insurance 2.5%
Alterra Finance LLC 6.25%, due 9/30/20		200,000	208,683
AXA Equitable Holdings, Inc. 5.00%, due 4/20/48		2,305,000	2,143,146
Berkshire Hathaway Finance Corp. 4.20%, due 8/15/48		2,165,000	2,221,668
Jackson National Life Global Funding (a)
2.20%, due 1/30/20		3,580,000	3,549,488
3.251% (3 Month LIBOR + 0.48%), due 6/11/21 (b)		3,660,000	3,648,452
Liberty Mutual Group, Inc. (a)
4.25%, due 6/15/23		850,000	863,426
7.80%, due 3/7/87		255,000	287,831
Lincoln National Corp. 3.625%, due 12/12/26		3,400,000	3,318,945
Markel Corp. 5.00%, due 4/5/46		1,250,000	1,229,293
MassMutual Global Funding II (a)
2.50%, due 10/17/22		3,347,000	3,271,512
2.95%, due 1/11/25		1,105,000	1,078,211
Metropolitan Life Global Funding I 1.75%, due 9/19/19 (a)		2,250,000	2,234,619
Oil Insurance, Ltd. 5.785% (3 Month LIBOR + 2.982%), due 3/30/19 (Bermuda) (a)(b)(e)		1,320,000	1,244,100
Pricoa Global Funding I 2.55%, due 11/24/20 (a)		2,135,000	2,105,900
Principal Life Global Funding II 2.375%, due 11/21/21 (a)		4,070,000	3,960,950
Protective Life Corp. 8.45%, due 10/15/39		1,640,000	2,267,407
Prudential Financial, Inc. 5.625%, due 6/15/43 (d)		1,405,000	1,455,046
Voya Financial, Inc. 3.65%, due 6/15/26		690,000	660,427
			35,749,104
Internet 0.2%
Expedia Group, Inc.
3.80%, due 2/15/28		440,000	414,807
5.00%, due 2/15/26		60,000	61,438
Tencent Holdings, Ltd. (China) (a)
3.595%, due 1/19/28		1,475,000	1,434,675
3.925%, due 1/19/38		1,910,000	1,771,669
			3,682,589
Iron & Steel 0.3%
ArcelorMittal 7.00%, due 10/15/39 (Luxembourg)		2,300,000	2,519,278
Vale Overseas, Ltd. (Brazil)
6.25%, due 8/10/26		425,000	456,475
6.875%, due 11/21/36		864,000	959,040
			3,934,793
Lodging 0.4%
Marriott International, Inc.
2.30%, due 1/15/22		2,450,000	2,369,212
7.15%, due 12/1/19		1,900,000	1,953,995
MGM Resorts International 8.625%, due 2/1/19		80,000	80,000
Sands China, Ltd. (Macao)
4.60%, due 8/8/23		810,000	813,158
5.125%, due 8/8/25		1,310,000	1,316,826
			6,533,191
Machinery - Diversified 0.4%
CNH Industrial Capital LLC
4.20%, due 1/15/24		1,435,000	1,432,022
4.875%, due 4/1/21		3,945,000	4,004,175
John Deere Capital Corp. 3.65%, due 10/12/23		610,000	626,024
			6,062,221
Media 1.2%
Comcast Corp.
3.45%, due 10/1/21		5,085,000	5,144,020
5.70%, due 7/1/19		4,250,000	4,300,242
Grupo Televisa S.A.B. 6.625%, due 1/15/40 (Mexico)		1,500,000	1,652,979
NBC Universal Media LLC 5.15%, due 4/30/20		160,000	164,382
Sky, Ltd. 3.75%, due 9/16/24 (United Kingdom) (a)		950,000	968,931
Time Warner Cable, Inc. 8.25%, due 4/1/19		1,610,000	1,623,235
Time Warner Entertainment Co., L.P. 8.375%, due 3/15/23		800,000	925,110
UPCB Finance IV, Ltd. 5.375%, due 1/15/25 (Netherlands) (a)		2,050,000	1,973,125
			16,752,024
Metal Fabricate & Hardware 0.3%
Precision Castparts Corp. 3.25%, due 6/15/25		4,040,000	4,006,664

Mining 0.1%
Anglo American Capital PLC 4.875%, due 5/14/25 (United Kingdom) (a)		1,295,000	1,318,864

Miscellaneous - Manufacturing 0.3%
Siemens Financieringsmaatschappij N.V. 2.70%, due 3/16/22 (Germany) (a)		2,130,000	2,105,828
Textron Financial Corp. 4.351% (3 Month LIBOR + 1.735%), due 2/15/67 (a)		3,540,000	2,619,600
			4,725,428
Oil & Gas 0.9%
Cenovus Energy, Inc. 4.25%, due 4/15/27 (Canada)		955,000	914,397
Gazprom Via Gaz Capital S.A. 7.288%, due 8/16/37 (Luxembourg) (a)		2,065,000	2,371,553
Marathon Petroleum Corp. 5.125%, due 12/15/26 (a)		1,260,000	1,306,294
Petrobras Global Finance B.V. 7.375%, due 1/17/27 (Brazil)		2,715,000	2,945,368
Valero Energy Corp.
6.125%, due 2/1/20		2,385,000	2,456,767
6.625%, due 6/15/37		2,645,000	3,075,876
			13,070,255
Packaging & Containers 0.1%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.75%, due 10/15/20 (New Zealand)		1,938,215	1,945,581

Pharmaceuticals 0.5%
Allergan Funding SCS 3.45%, due 3/15/22		2,715,000	2,709,026
GlaxoSmithKline Capital PLC 2.964% (3 Month LIBOR + 0.35%), due 5/14/21 (United Kingdom) (b)		3,465,000	3,453,700
Takeda Pharmaceutical Co., Ltd. 3.80%, due 11/26/20 (Japan) (a)		1,205,000	1,217,583
			7,380,309
Pipelines 0.7%
Andeavor Logistics, L.P. / Tesoro Logistics Finance Corp. 5.50%, due 10/15/19		1,845,000	1,862,509
Columbia Pipeline Group, Inc. 3.30%, due 6/1/20		2,995,000	2,994,140
MPLX, L.P. 4.875%, due 6/1/25		100,000	104,103
Southern Natural Gas Co. LLC 4.80%, due 3/15/47 (a)		880,000	858,976
Spectra Energy Partners, L.P. 4.75%, due 3/15/24		1,740,000	1,823,439
Transcontinental Gas Pipe Line Co. LLC 4.60%, due 3/15/48		2,340,000	2,234,710
			9,877,877
Real Estate Investment Trusts 1.1%
American Tower Corp. 3.375%, due 10/15/26		2,945,000	2,807,878
Crown Castle International Corp.
3.40%, due 2/15/21		2,080,000	2,080,898
5.25%, due 1/15/23		3,510,000	3,697,857
Digital Realty Trust, L.P.
2.75%, due 2/1/23		140,000	134,367
3.70%, due 8/15/27		500,000	479,953
Essex Portfolio, L.P. 3.375%, due 4/15/26		1,490,000	1,434,909
Kilroy Realty, L.P. 3.45%, due 12/15/24		2,060,000	1,992,055
UDR, Inc. 3.50%, due 7/1/27		2,000,000	1,916,469
Welltower, Inc. 4.00%, due 6/1/25		890,000	891,097
			15,435,483
Retail 0.7%
Alimentation Couche-Tard, Inc. 3.55%, due 7/26/27 (Canada) (a)		2,700,000	2,569,430
CVS Health Corp.
4.00%, due 12/5/23		3,725,000	3,801,101
4.78%, due 3/25/38		1,110,000	1,111,077
CVS Pass-Through Trust 5.789%, due 1/10/26 (a)(g)		154,271	160,702
McDonald's Corp. 3.35%, due 4/1/23		2,875,000	2,899,827
			10,542,137
Semiconductors 0.1%
NXP B.V. / NXP Funding LLC 4.625%, due 6/15/22 (Netherlands) (a)		1,610,000	1,637,660

Software 0.2%
salesforce.com, Inc.
3.25%, due 4/11/23		1,300,000	1,320,507
3.70%, due 4/11/28		1,915,000	1,958,136
			3,278,643
Telecommunications 1.9%
AT&T, Inc.
3.956% (3 Month LIBOR + 1.18%), due 6/12/24 (b)		2,005,000	1,985,097
4.90%, due 8/15/37		1,840,000	1,789,102
CommScope Technologies LLC 6.00%, due 6/15/25 (a)		850,000	801,125
CommScope, Inc. 5.00%, due 6/15/21 (a)		3,090,000	3,070,687
Crown Castle Towers LLC 4.241%, due 7/15/48 (a)		2,680,000	2,687,149
Hughes Satellite Systems Corp. 6.50%, due 6/15/19		990,000	1,000,276
Rogers Communications, Inc. 3.625%, due 12/15/25 (Canada)		1,495,000	1,474,561
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (a)
3.36%, due 3/20/23		3,678,125	3,657,895
4.738%, due 9/20/29		2,625,000	2,621,719
Telecom Italia Capital S.A. 7.175%, due 6/18/19 (Italy)		1,930,000	1,949,300
Telecom Italia S.p.A. 5.303%, due 5/30/24 (Italy) (a)		1,110,000	1,054,500
Telefonica Emisiones SAU (Spain)
5.134%, due 4/27/20		2,425,000	2,479,071
5.462%, due 2/16/21		395,000	412,480
Verizon Communications, Inc. 3.716% (3 Month LIBOR + 1.10%), due 5/15/25 (b)		2,705,000	2,685,416
			27,668,378
Textiles 0.2%
Cintas Corp. No 2 3.70%, due 4/1/27		2,740,000	2,721,156

Transportation 0.1%
XPO Logistics, Inc. 6.50%, due 6/15/22 (a)		761,000	777,171

Total Corporate Bonds (Cost $481,805,980)			477,405,853

Foreign Bonds 0.1%
Banks 0.1%
Barclays Bank PLC Series Reg S 10.00%, due 5/21/21 (United Kingdom)	GBP	1,186,000	1,794,106

Total Foreign Bonds (Cost $1,919,565)			1,794,106

Foreign Government Bonds 0.1%
Saudi Arabia 0.1%
Saudi Government International Bond 4.375%, due 4/16/29 (Saudi Arabia) (a)		$1,720,000	1,751,476

Total Foreign Government Bonds (Cost $1,711,072)			1,751,476

Loan Assignments 3.6% (b)
Advertising 0.1%
Outfront Media Capital LLC 2017 Term Loan B 4.503% (1 Month LIBOR + 2.00%), due 3/18/24		2,200,000	2,182,950

Chemicals 0.2%
Axalta Coating Systems U.S. Holdings, Inc. Term Loan B3 4.553% (3 Month LIBOR + 1.75%), due 6/1/24		2,425,422	2,377,520

Commercial Services 0.3%
Allied Universal Holdco LLC 2015 Term Loan 6.249% (1 Month LIBOR + 3.75%), due 7/28/22		2,504,927	2,397,423
Global Payments Inc. 2018 Term Loan B3 4.249% (1 Month LIBOR + 1.75%), due 4/21/23		1,316,550	1,291,535
			3,688,958
Containers, Packaging & Glass 0.1%
Reynolds Group Holdings, Inc. 2017 Term Loan 5.249% (1 Month LIBOR + 2.75%), due 2/5/23		855,356	842,169

Electronics 0.1%
Worldpay, LLC 2018 1st Lien Term Loan B4 4.153% (1 Week LIBOR + 1.75%), due 8/9/24		765,812	760,642
4.259% (1 Month LIBOR + 1.75%), due 8/9/24		1,457,388	1,447,551
			2,208,193
Environmental Controls 0.3%
Advanced Disposal Services, Inc. Term Loan B3 4.664% (1 Week LIBOR + 2.25%), due 11/10/23		4,257,217	4,208,260

Food & Staples Retailing 0.3%
U.S. Foods, Inc. 2016 Term Loan B 4.499% (1 Month LIBOR + 2.00%), due 6/27/23		5,182,125	5,092,733

Health Care - Products 0.1%
Sotera Health Holdings LLC 2017 Term Loan 5.499% (1 Month LIBOR + 3.00%), due 5/15/22		1,878,500	1,828,015

Hotels, Motels, Inns & Gaming 0.3%
Las Vegas Sands LLC 2018 Term Loan B 4.249% (1 Month LIBOR + 1.75%), due 3/27/25		3,761,575	3,690,372

Household Products & Wares 0.2%
KIK Custom Products, Inc. 2015 Term Loan B 6.499% (1 Month LIBOR + 4.00%), due 5/15/23 (Canada)		1,769,354	1,670,933
Prestige Brands, Inc. Term Loan B4 4.499% (1 Month LIBOR + 2.00%), due 1/26/24		1,287,994	1,263,040
			2,933,973
Insurance 0.2%
MPH Acquisition Holdings LLC 2016 Term Loan B 5.553% (3 Month LIBOR + 2.75%), due 6/7/23		3,603,602	3,477,476

Media 0.3%
Nielsen Finance LLC Term Loan B4 4.511% (1 Month LIBOR + 2.00%), due 10/4/23		874,425	858,498
Virgin Media Bristol LLC 2017 Term Loan K 5.009% (1 Month LIBOR + 2.50%), due 1/15/26		3,650,000	3,580,804
			4,439,302
Packaging & Containers 0.4%
Berry Global, Inc. Term Loan Q 4.516% (1 Month LIBOR + 2.00%), due 10/1/22		6,288,468	6,186,281

Software 0.2%
First Data Corp. 2024 Term Loan 4.519% (1 Month LIBOR + 2.00%), due 4/26/24		2,490,979	2,480,497

Telecommunications 0.4%
Level 3 Financing, Inc. 2017 Term Loan B 4.756% (1 Month LIBOR + 2.25%), due 2/22/24		5,375,000	5,272,300

Transportation 0.1%
XPO Logistics, Inc. 2018 Term Loan B 4.50% (1 Month LIBOR + 2.00%), due 2/24/25		1,575,000	1,547,683

Total Loan Assignments (Cost $53,426,236)			52,456,682

Mortgage-Backed Securities 1.2%
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.2%
Bayview Commercial Asset Trust Series 2006-4A, Class A1 2.74% (1 Month LIBOR + 0.23%), due 12/25/36 (a)(b)		97,055	93,274
BX Commercial Mortgage Trust Series 2018-IND, Class A 3.259% (1 Month LIBOR + 0.75%), due 11/15/35 (a)(b)		2,536,216	2,523,016
Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
Series K087, Class A2 3.771%, due 12/25/28		1,485,000	1,545,484
Series K085, Class A2 4.06%, due 10/25/28 (h)		2,445,000	2,609,574
Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (a)		817,454	844,471
JPMBB Commercial Mortgage Securities Trust Series 2015-C28, Class A4 3.227%, due 10/15/48		2,400,000	2,388,043
Wells Fargo Commercial Mortgage Trust (a)(i)
Series 2018-1745, Class A 3.749%, due 6/15/36		3,150,000	3,203,022
Series 2018-AUS, Class A 4.058%, due 7/17/36		3,000,000	3,065,564
			16,272,448
Residential Mortgage (Collateralized Mortgage Obligation) 0.0% ‡
Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 3.07% (1 Year Treasury Constant Maturity Rate + 0.47%), due 2/25/42 (a)(b)(g)(j)(k)		385,289	361,689

Total Mortgage-Backed Securities (Cost $16,430,198)			16,634,137

U.S. Government & Federal Agencies 11.2%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 3.5%
3.00%, due 12/1/47		6,409,464	6,301,914
3.50%, due 1/1/48		11,840,080	11,914,381
3.50%, due 2/1/48		11,904,515	11,975,338
4.50%, due 11/1/48		11,045,268	11,555,404
5.00%, due 12/1/44		4,617,335	4,895,327
5.00%, due 12/1/48		3,687,311	3,880,360
6.50%, due 2/1/27		20	21
6.50%, due 5/1/29		18,488	20,163
6.50%, due 6/1/29		3,596	3,922
6.50%, due 7/1/29		21,233	23,158
6.50%, due 8/1/29		7,463	8,138
6.50%, due 9/1/29		470	513
6.50%, due 6/1/32		1,901	2,073
6.50%, due 1/1/37		1,725	1,941
7.00%, due 9/1/26		2,987	3,170
7.00%, due 7/1/32		7,860	8,875
7.50%, due 5/1/32		2,330	2,385
			50,597,083
Federal National Mortgage Association (Mortgage Pass-Through Securities) 2.7%
4.00%, due 4/1/48		16,964,753	17,396,133
4.00%, due 6/1/48 TBA (l)		5,400,000	5,527,406
4.50%, due 7/1/20		356	362
4.50%, due 3/1/21		963	979
4.50%, due 7/1/48		9,389,001	9,761,255
4.50%, due 1/1/49		2,607,591	2,710,853
5.00%, due 9/1/33		3,779,278	4,047,366
7.00%, due 10/1/37		361	410
7.00%, due 11/1/37		15,041	16,919
			39,461,683
Government National Mortgage Association (Mortgage Pass-Through Securities) 0.6%
3.50%, due 8/20/47		8,553,123	8,668,978
5.00%, due 12/15/37		946	1,007
5.50%, due 9/15/35		4,148	4,430
6.50%, due 4/15/29		12	13
6.50%, due 8/15/29		8	9
6.50%, due 10/15/31		1,751	1,986
7.00%, due 12/15/25		2,833	2,842
7.00%, due 11/15/27		5,731	6,074
7.00%, due 12/15/27		23,604	25,144
7.50%, due 6/15/26		255	273
7.50%, due 10/15/30		14,257	14,618
8.00%, due 10/15/26		2,326	2,360
8.50%, due 11/15/26		16,215	16,340
			8,744,074
United States Treasury Bonds 3.1%
2.75%, due 11/15/47		2,080,000	1,974,050
3.00%, due 2/15/47		2,800,000	2,800,547
3.00%, due 8/15/48		9,225,000	9,201,577
3.75%, due 11/15/43		5,715,000	6,477,149
4.375%, due 11/15/39		17,870,000	22,018,492
4.50%, due 2/15/36		1,550,000	1,918,670
			44,390,485
United States Treasury Notes 1.0%
United States Treasury Notes 3.125%, due 11/15/28		14,125,000	14,717,588

United States Treasury Inflation - Indexed Note 0.3%
United States Treasury Inflation - Indexed Notes 0.75%, due 7/15/28 (m)		4,197,472	4,197,527

Total U.S. Government & Federal Agencies (Cost $158,989,495)			162,108,440

Total Long-Term Bonds (Cost $731,114,514)			728,867,811

	Shares
Common Stocks 43.8%
Aerospace & Defense 0.8%
BAE Systems PLC (United Kingdom)	1,006,317	6,755,170
Lockheed Martin Corp.	16,406	4,752,654
		11,507,824
Air Freight & Logistics 0.6%
Deutsche Post A.G., Registered (Germany)	169,375	4,994,003
United Parcel Service, Inc., Class B	40,668	4,286,407
		9,280,410
Auto Components 0.3%
Cie Generale des Etablissements Michelin SCA (France)	35,585	3,862,888

Banks 2.3%
BB&T Corp.	76,253	3,721,146
Commonwealth Bank of Australia (Australia)	70,476	3,581,420
Lloyds Banking Group PLC (United Kingdom)	6,601,026	5,012,925
People's United Financial, Inc.	227,374	3,724,386
Royal Bank of Canada (Canada)	61,830	4,706,600
Svenska Handelsbanken A.B., Class A (Sweden)	375,029	4,070,117
Wells Fargo & Co.	69,552	3,401,788
Westpac Banking Corp. (Australia)	248,171	4,428,710
		32,647,092
Beverages 0.9%
Coca-Cola Co.	94,277	4,537,552
Diageo PLC (United Kingdom)	96,819	3,684,549
PepsiCo., Inc.	42,748	4,816,417
		13,038,518
Biotechnology 0.3%
AbbVie, Inc.	49,680	3,988,807

Capital Markets 1.0%
BlackRock, Inc.	9,011	3,740,286
CME Group, Inc.	21,027	3,832,802
Macquarie Group, Ltd. (Australia)	43,875	3,714,866
Singapore Exchange, Ltd. (Singapore)	643,986	3,654,771
		14,942,725
Chemicals 1.2%
BASF S.E. (Germany)	70,939	5,181,976
DowDuPont, Inc.	68,859	3,705,303
LyondellBasell Industries N.V., Class A	39,051	3,396,265
Nutrien, Ltd. (Canada)	104,675	5,424,259
		17,707,803
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc.	10	135

Communications Equipment 0.7%
Cisco Systems, Inc.	199,877	9,452,183

Construction & Engineering 0.3%
Vinci S.A. (France)	56,843	5,002,003

Diversified Telecommunication Services 3.7%
AT&T, Inc.	302,703	9,099,252
BCE, Inc. (Canada)	262,646	11,419,739
CenturyLink, Inc.	230,840	3,536,469
Deutsche Telekom A.G., Registered (Germany)	559,655	9,089,843
Singapore Telecommunications, Ltd. (Singapore)	1,461,015	3,277,521
TELUS Corp. (Canada)	182,012	6,374,818
Verizon Communications, Inc.	195,486	10,763,459
		53,561,101
Electric Utilities 4.5%
American Electric Power Co., Inc.	70,014	5,539,508
Duke Energy Corp.	129,169	11,338,455
Entergy Corp.	94,508	8,429,169
FirstEnergy Corp.	205,132	8,041,174
PPL Corp.	228,067	7,143,058
Red Electrica Corp. S.A. (Spain)	298,775	6,873,752
Southern Co.	72,496	3,523,306
SSE PLC (United Kingdom)	280,290	4,301,249
Terna Rete Elettrica Nazionale S.p.A. (Italy)	1,563,396	9,612,992
		64,802,663
Electrical Equipment 0.8%
Eaton Corp. PLC	100,747	7,681,959
Emerson Electric Co.	59,847	3,918,183
		11,600,142
Equity Real Estate Investment Trusts 2.1%
Iron Mountain, Inc.	214,670	7,985,724
Public Storage	18,947	4,026,617
Unibail-Rodamco-Westfield (France) (n)	38,126	6,855,687
Welltower, Inc.	143,264	11,101,527
		29,969,555
Food Products 1.1%
Kraft Heinz Co.	72,787	3,498,143
Nestle S.A., Registered (Switzerland)	77,409	6,728,578
Orkla ASA (Norway)	684,615	5,511,695
		15,738,416
Gas Utilities 0.4%
Naturgy Energy Group S.A. (Spain)	181,853	5,068,425

Hotels, Restaurants & Leisure 0.8%
Las Vegas Sands Corp.	85,265	4,976,065
McDonald's Corp.	37,664	6,733,570
		11,709,635
Household Durables 0.3%
Leggett & Platt, Inc.	113,225	4,637,696

Household Products 0.7%
Kimberly-Clark Corp.	48,293	5,378,874
Procter & Gamble Co.	54,532	5,260,702
		10,639,576
Industrial Conglomerates 0.3%
Siemens A.G., Registered (Germany)	34,429	3,774,443

Insurance 3.6%
Allianz S.E., Registered (Germany)	50,835	10,759,703
Arthur J. Gallagher & Co.	50,835	3,797,883
Assicurazioni Generali S.p.A. (Italy)	312,871	5,477,323
AXA S.A. (France)	466,533	10,810,698
MetLife, Inc.	145,113	6,627,311
Muenchener Rueckversicherungs-Gesellschaft A.G., Registered (Germany)	50,142	11,162,843
SCOR S.E. (France)	91,504	3,845,885
		52,481,646
Media 0.0% ‡
ION Media Networks, Inc. (g)(j)(k)(n)(o)	12	7,431

Multi-Utilities 1.8%
Ameren Corp.	77,871	5,399,575
Dominion Energy, Inc.	106,292	7,465,950
National Grid PLC (United Kingdom)	792,576	8,578,302
WEC Energy Group, Inc.	71,632	5,231,285
		26,675,112
Oil, Gas & Consumable Fuels 4.5%
Chevron Corp.	34,198	3,920,801
Enterprise Products Partners, L.P.	291,612	8,068,904
Exxon Mobil Corp.	96,587	7,077,895
Magellan Midstream Partners, L.P.	82,492	5,069,133
Occidental Petroleum Corp.	111,607	7,453,115
Pembina Pipeline Corp. (Canada)	181,536	6,468,675
Royal Dutch Shell PLC, Class A, Sponsored ADR (Netherlands)	161,519	9,970,568
Snam S.p.A. (Italy)	1,502,659	7,172,162
TOTAL S.A. (France)	186,012	10,215,386
		65,416,639
Personal Products 0.5%
Unilever PLC (United Kingdom)	137,959	7,209,830

Pharmaceuticals 4.2%
AstraZeneca PLC, Sponsored ADR (United Kingdom)	284,449	10,405,144
GlaxoSmithKline PLC (United Kingdom)	495,417	9,598,677
Johnson & Johnson	34,198	4,551,070
Merck & Co., Inc.	88,731	6,604,248
Novartis A.G., Registered (Switzerland)	87,576	7,617,602
Pfizer, Inc.	213,048	9,043,888
Roche Holding A.G. (Switzerland)	29,346	7,789,106
Sanofi (France)	59,154	5,133,593
		60,743,328
Semiconductors & Semiconductor Equipment 1.6%
Broadcom, Inc.	12,857	3,448,890
Intel Corp.	92,197	4,344,323
QUALCOMM, Inc.	69,321	3,432,776
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	91,966	3,459,761
Texas Instruments, Inc.	76,484	7,700,409
		22,386,159
Software 0.6%
Micro Focus International PLC (United Kingdom)	179,773	3,421,315
Microsoft Corp.	48,987	5,115,712
		8,537,027
Technology Hardware, Storage & Peripherals 0.3%
Samsung Electronics Co., Ltd., GDR (Republic of Korea) (a)	3,544	3,646,776

Textiles, Apparel & Luxury Goods 0.2%
Hanesbrands, Inc.	239,390	3,588,456

Tobacco 2.3%
Altria Group, Inc.	176,307	8,700,750
British American Tobacco PLC (United Kingdom)	136,794	4,820,986
British American Tobacco PLC, Sponsored ADR (United Kingdom)	65,162	2,298,915
Imperial Brands PLC (United Kingdom)	293,461	9,718,807
Philip Morris International, Inc.	97,512	7,481,121
		33,020,579
Wireless Telecommunication Services 1.1%
Rogers Communications, Inc., Class B (Canada)	142,539	7,710,851
Vodafone Group PLC (United Kingdom)	4,872,892	8,857,038
		16,567,889

Total Common Stocks (Cost $622,904,971)		633,212,912

Short-Term Investments 5.6%
Affiliated Investment Company 5.2%
MainStay U.S. Government Liquidity Fund, 2.24% (p)	74,912,795	74,912,795

Total Affiliated Investment Companies (Cost $74,912,795)		74,912,795

	Principal Amount
Repurchase Agreement 0.0% ‡
Fixed Income Clearing Corp. 0.50%, dated 1/31/19 due 2/1/19 Proceeds at Maturity $123,989 (Collateralized by a United States Treasury Note with rate of 2.875% and a maturity date of 11/30/23, with a Principal Amount of $125,000 and a Market Value of $127,737)	$123,987	123,987

Total Repurchase Agreement (Cost $123,987)		123,987

U.S. Government & Federal Agencies 0.4%
United States Treasury Bills 2.39%, due 2/12/19 (q)	5,220,000	5,216,248

Total U.S. Government & Federal Agencies (Cost $5,216,248)		5,216,248

Total Short-Term Investments (Cost $80,253,030)		80,253,030
Total Investments (Cost $1,434,272,515)	99.8%	1,442,333,753
Other Assets, Less Liabilities	0.2	3,513,118
Net Assets	100.0%	$1,445,846,871

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of January 31, 2019.
(c)	Step coupon - Rate shown was the rate in effect as of January 31, 2019.
(d)	Fixed to floating rate - Rate shown was the rate in effect as of January 31, 2019.
(e)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	All or a portion of this security was held on loan. As of January 31, 2019, the market value of securities loaned was $1,515,125 and the Fund received non-cash collateral in the form of U.S. Treasury securities with a value of $1,550,451.
(g)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2019, the total market value of fair valued securities was $529,822, which represented less than one-tenth of a percent of the Fund's net assets.
(h)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(i)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of January 31, 2019.
(j)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(k)	Illiquid security - As of January 31, 2019, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $369,120, which represented less than one-tenth of a percent of the Fund's net assets.
(l)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of January 31, 2019, the total net market value of these securities was $5,527,406, which represented 0.4% of the Fund's net assets. All or a portion of these securities are a part of a mortgage dollar roll agreement.
(m)	Treasury Inflation Protected Security - Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(n)	Non-income producing security.
(o)	Restricted security.
(p)	Current yield as of January 31, 2019.
(q)	Interest rate shown represents yield to maturity.

Foreign Currency Forward Contracts

As of January 31, 2019, the Fund held the following foreign currency forward contracts1:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	24,110,000	USD	18,178,391	JPMorgan Chase Bank	2/1/19	$170,861
EUR	56,595,000	USD	64,648,469	JPMorgan Chase Bank	2/1/19	130,143
EUR	25,500,000	USD	29,059,188	JPMorgan Chase Bank	2/1/19	128,101
GBP	5,740,000	USD	7,259,493	JPMorgan Chase Bank	2/1/19	269,087
JPY	5,988,000,000	USD	53,542,688	JPMorgan Chase Bank	2/1/19	1,430,918
JPY	5,988,000,000	USD	55,181,108	JPMorgan Chase Bank	5/7/19	209,741
USD	18,390,542	CAD	24,110,000	JPMorgan Chase Bank	2/1/19	41,289
USD	94,106,319	EUR	82,095,000	JPMorgan Chase Bank	2/1/19	140,419
USD	45,210,866	GBP	34,260,000	JPMorgan Chase Bank	5/2/19	74,977
Total unrealized appreciation						2,595,536
GBP	34,260,000	USD	45,003,936	JPMorgan Chase Bank	2/1/19	(68,545)
USD	18,217,331	CAD	24,110,000	JPMorgan Chase Bank	5/2/19	(171,078)
USD	65,147,353	EUR	56,595,000	JPMorgan Chase Bank	5/2/19	(118,560)
USD	51,212,000	GBP	40,000,000	JPMorgan Chase Bank	2/1/19	(1,251,970)
USD	54,749,931	JPY	5,988,000,000	JPMorgan Chase Bank	2/1/19	(223,674)
Total unrealized depreciation						(1,833,827)
Net unrealized appreciation						$761,709

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Fund would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.

Futures Contracts
As of January 31, 2019, the Fund held the following futures contracts[1]:

Type	Number of Contracts Long (Short)	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
2-Year United States Treasury Note	(10)	March 2019	$(2,118,416)	$(2,123,281)	$(4,865)
5-Year United States Treasury Note	629	March 2019	71,071,060	72,246,547	1,175,487
10-Year United States Treasury Note	697	March 2019	83,031,721	85,360,719	2,328,998
10-Year United States Treasury Ultra Note	(96)	March 2019	(12,107,782)	(12,546,000)	(438,218)
Nikkei 225	575	March 2019	56,142,583	54,966,146	(1,176,437)
S&P 500 Index Mini	1,125	March 2019	148,499,618	152,128,125	3,628,507
United States Treasury Ultra Bond	245	March 2019	37,355,424	39,475,625	2,120,201
			$381,874,208	$389,507,881	$7,633,673

1.	As of January 31, 2019, cash in the amount of $12,273,750 was on deposit with a broker or futures commission merchant for futures transactions.

2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2019.

The following abbreviation is used in the preceding pages:

ADR	—American Depositary Receipt
CAD	—Canadian Dollar
EUR	—Euro
GBP	—British Pound Sterling
GDR	—Global Depositary Receipt
JPY	—Japanese Yen
LIBOR	—London Interbank Offered Rate
USD	—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019, for valuing the Fund's assets and liabilities:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$16,717,117	$—	$16,717,117
Corporate Bonds	—	477,405,853	—	477,405,853
Foreign Bonds	—	1,794,106	—	1,794,106
Foreign Government Bonds	—	1,751,476	—	1,751,476
Loan Assignments	—	52,456,682	—	52,456,682
Mortgage-Backed Securities (b)	—	16,272,448	361,689	16,634,137
U.S. Government & Federal Agencies	—	162,108,440	—	162,108,440
Total Long-Term Bonds	—	728,506,122	361,689	728,867,811
Common Stocks (c)	633,205,481	—	7,431	633,212,912
Short-Term Investments
Affiliated Investment Company	74,912,795	—	—	74,912,795
Repurchase Agreement	—	123,987	—	123,987
U.S. Government & Federal Agencies	—	5,216,248	—	5,216,248
Total Short-Term Investments	74,912,795	5,340,235	—	80,253,030
Total Investments in Securities	708,118,276	733,846,357	369,120	1,442,333,753
Other Financial Instruments
Foreign Currency Forward Contracts (d)	—	2,595,536	—	2,595,536
Futures Contracts (d)	9,253,193	—	—	9,253,193
Total Other Financial Instruments	9,253,193	2,595,536	—	11,848,729
Total Investments in Securities and Other Financial Instruments	$717,371,469	$736,441,893	$369,120	$1,454,182,482

Liability Valuation Inputs

Other Financial Instruments
Foreign Currency Forward Contracts (d)	$—	$(1,833,827)	$—	$(1,833,827)
Futures Contracts (d)	(1,619,520)	—	—	(1,619,520)
Total Other Financial Instruments	$(1,619,520)	$(1,833,827)	$—	$(3,453,347)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $361,689 is held in Residential Mortgage (Collateralized Mortgage Obligation) within the Mortgage-Backed Securities section of the Portfolio of Investments.

(c)	The Level 3 security valued at $7,431 is held in Media within the Common Stocks section of the Portfolio of Investments.

(d)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2019
Long-Term Bonds
Loan Assignments
Healthcare, Education & Childcare	$1,627,750	$1,081	$(46,935)	$54,354	$-	$(1,636,250)	$-	$-	$-	$-
Mortgage-Backed Securities
Residential Mortgages (Collateralized Mortgage Obligations)	370,209	-	-	3,368	-	(11,888)	-	-	361,689	(3,217)
Common Stocks
Media	7,431	-	-	-	-	-	-	-	7,431	-
Total	$2,005,390	$1,081	$(46,935)	$57,722	$-	$(1,648,138)	$-	$-	$369,120	$(3,217)

(a)	Sales include principal reductions.

MainStay Large Cap Growth Fund
Portfolio of Investments January 31, 2019 (Unaudited)

	Shares	Value
Common Stocks 99.7% †
Aerospace & Defense 5.4%
Boeing Co.	793,900	$306,143,718
Northrop Grumman Corp.	569,400	156,898,170
Raytheon Co.	825,900	136,075,284
		599,117,172

Automobiles 1.7%
Ferrari N.V.	1,470,100	185,673,630

Capital Markets 3.5%
Intercontinental Exchange, Inc.	2,323,700	178,367,212
Moody's Corp.	1,353,050	214,471,956
		392,839,168
Chemicals 2.7%
Linde PLC	1,154,900	188,260,249
Sherwin-Williams Co.	260,175	109,668,966
		297,929,215
Entertainment 3.5%
Electronic Arts, Inc. (a)	1,448,850	133,641,924
Netflix, Inc. (a)	752,150	255,354,925
		388,996,849

Equity Real Estate Investment Trusts 2.0%
American Tower Corp.	1,303,050	225,219,162

Health Care Equipment & Supplies 8.5%
Abbott Laboratories	2,022,800	147,623,944
ABIOMED, Inc. (a)	331,400	116,344,598
Align Technology, Inc. (a)	534,600	133,088,670
Becton Dickinson & Co.	685,050	170,892,573
Intuitive Surgical, Inc. (a)	317,500	166,255,700
Stryker Corp.	1,150,300	204,258,771
		938,464,256
Health Care Providers & Services 4.1%
UnitedHealth Group, Inc.	1,667,350	450,517,970

Health Care Technology 1.3%
Veeva Systems, Inc., Class A (a)	1,289,100	140,589,246

Industrial Conglomerates 1.1%
Honeywell International, Inc.	881,800	126,652,934

Interactive Media & Services 6.3%
Alphabet, Inc. (a)
Class A	306,880	345,513,123
Class C	310,831	347,002,404
		692,515,527
Internet & Direct Marketing Retail 10.0%
Alibaba Group Holding, Ltd., Sponsored ADR (a)	679,000	114,404,710
Amazon.com, Inc. (a)	415,720	714,510,436
Booking Holdings, Inc. (a)	85,640	156,961,848
Expedia Group, Inc.	1,000,800	119,345,400
		1,105,222,394
IT Services 17.1%
Automatic Data Processing, Inc.	1,205,800	168,619,072
Fidelity National Information Services, Inc.	1,296,050	135,476,107
Fiserv, Inc. (a)	2,294,100	190,249,713
GoDaddy, Inc., Class A (a)	1,842,300	126,437,049
Mastercard, Inc., Class A	1,555,350	328,381,045
Pagseguro Digital, Ltd., Class A (a)	5,151,100	111,109,227
PayPal Holdings, Inc. (a)	3,661,450	324,990,302
Visa, Inc., Class A	3,758,650	507,455,336
		1,892,717,851
Life Sciences Tools & Services 4.3%
Agilent Technologies, Inc.	1,805,300	137,293,065
Illumina, Inc. (a)	558,200	156,178,778
Thermo Fisher Scientific, Inc.	766,100	188,207,787
		481,679,630
Machinery 1.2%
Fortive Corp.	1,703,400	127,737,966

Pharmaceuticals 2.6%
Eli Lilly & Co.	916,500	109,851,690
Zoetis, Inc.	2,092,250	180,268,260
		290,119,950
Professional Services 1.0%
CoStar Group, Inc. (a)	297,910	116,405,353

Road & Rail 1.6%
Union Pacific Corp.	1,094,700	174,133,929

Semiconductors & Semiconductor Equipment 2.0%
Xilinx, Inc.	2,023,700	226,532,978

Software 14.8%
Adobe, Inc. (a)	965,100	239,171,082
Intuit, Inc.	1,048,450	226,276,479
Microsoft Corp.	7,170,200	748,783,986
salesforce.com, Inc. (a)	2,471,850	375,647,044
Workday, Inc., Class A (a)	259,200	47,052,576
		1,636,931,167
Specialty Retail 2.2%
Lowe's Cos., Inc.	2,536,600	243,919,456

Textiles, Apparel & Luxury Goods 2.8%
NIKE, Inc., Class B	3,763,300	308,139,004

Total Common Stocks (Cost $6,500,936,702)		11,042,054,807

Short-Term Investment 1.2%
Affiliated Investment Company 1.2%
MainStay U.S. Government Liquidity Fund, 2.24% (b)	138,072,052	138,072,052

Total Short-Term Investment (Cost $138,072,052)		138,072,052

Total Investments (Cost $6,639,008,754)	100.9%	11,180,126,859
Other Assets, Less Liabilities	(0.9)	(104,177,522)
Net Assets	100.0%	$11,075,949,337

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	Current yield as of January 31, 2019.

The following abbreviation is used in the preceding pages:

ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$11,042,054,807	$—	$—	$11,042,054,807
Short-Term Investment
Affiliated Investment Company	138,072,052	—	—	138,072,052
Total Investments in Securities	$11,180,126,859	$—	$—	$11,180,126,859

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay Common Stock Fund
Portfolio of Investments January 31, 2019 (Unaudited)

	Shares	Value
Common Stocks 98.6% †
Aerospace & Defense 1.7%
Boeing Co.	6,779	$2,614,118
Huntington Ingalls Industries, Inc.	141	29,110
Raytheon Co.	1,417	233,465
Textron, Inc.	3,666	195,141
United Technologies Corp.	2,691	317,726
		3,389,560
Airlines 1.1%
Alaska Air Group, Inc.	137	8,761
Delta Air Lines, Inc.	6,664	329,402
JetBlue Airways Corp. (a)	42,313	761,211
Southwest Airlines Co.	2,205	125,156
United Continental Holdings, Inc. (a)	10,276	896,786
		2,121,316
Banks 4.3%
Bank of America Corp.	83,601	2,380,121
Citigroup, Inc.	28,933	1,865,021
JPMorgan Chase & Co.	29,449	3,047,972
SunTrust Banks, Inc.	313	18,598
Wells Fargo & Co.	22,576	1,104,192
		8,415,904
Beverages 1.8%
Coca-Cola Co.	23,838	1,147,323
Molson Coors Brewing Co., Class B	11,863	790,194
PepsiCo., Inc.	14,264	1,607,125
		3,544,642
Biotechnology 2.7%
AbbVie, Inc.	13,564	1,089,054
Amgen, Inc.	7,426	1,389,479
Biogen, Inc. (a)	2,387	796,733
Celgene Corp. (a)	8,655	765,621
Gilead Sciences, Inc.	14,644	1,025,226
United Therapeutics Corp. (a)	851	98,146
		5,164,259
Building Products 0.1%
Johnson Controls International PLC	2,858	96,515

Capital Markets 0.8%
Ameriprise Financial, Inc.	3,794	480,320
Cboe Global Markets, Inc.	639	59,599
CME Group, Inc.	3,840	699,955
E*TRADE Financial Corp.	2,130	99,386
Intercontinental Exchange, Inc.	2,705	207,636
Nasdaq, Inc.	591	52,032
Raymond James Financial, Inc.	326	26,243
		1,625,171
Chemicals 1.5%
Air Products & Chemicals, Inc.	562	92,387
CF Industries Holdings, Inc.	19,507	851,481
DowDuPont, Inc.	5,678	305,533
Linde PLC	32	5,216
LyondellBasell Industries N.V., Class A	8,462	735,940
Mosaic Co.	27,284	880,728
		2,871,285
Commercial Services & Supplies 0.7%
Republic Services, Inc.	9,837	754,596
Waste Management, Inc.	6,763	647,016
		1,401,612
Communications Equipment 1.4%
Arista Networks, Inc. (a)	435	93,429
Ciena Corp. (a)	7,373	280,838
Cisco Systems, Inc.	35,154	1,662,433
Juniper Networks, Inc.	29,412	762,947
		2,799,647
Consumer Finance 0.3%
American Express Co.	1,475	151,482
Discover Financial Services	642	43,329
Synchrony Financial	15,522	466,281
		661,092
Containers & Packaging 0.4%
Ball Corp.	11,508	601,638
International Paper Co.	3,663	173,736
Packaging Corp. of America	494	46,594
		821,968
Diversified Consumer Services 0.3%
H&R Block, Inc.	27,922	658,680

Diversified Financial Services 2.1%
Berkshire Hathaway, Inc., Class B (a)	20,132	4,137,931

Diversified Telecommunication Services 1.9%
AT&T, Inc.	53,128	1,597,027
CenturyLink, Inc.	7,171	109,860
Verizon Communications, Inc.	36,235	1,995,099
		3,701,986
Electric Utilities 1.3%
American Electric Power Co., Inc.	4,490	355,249
Duke Energy Corp.	3,478	305,299
Entergy Corp.	382	34,071
Exelon Corp.	15,168	724,424
NextEra Energy, Inc.	1,921	343,820
OGE Energy Corp.	160	6,552
Pinnacle West Capital Corp.	1,786	157,382
PPL Corp.	2,277	71,316
Southern Co.	4,087	198,628
Xcel Energy, Inc.	5,417	283,634
		2,480,375
Electrical Equipment 0.4%
Acuity Brands, Inc.	2,983	360,675
Eaton Corp. PLC	1,308	99,735
Emerson Electric Co.	3,490	228,490
Rockwell Automation, Inc.	854	144,770
		833,670
Electronic Equipment, Instruments & Components 0.3%
Corning, Inc.	11,690	388,810
Zebra Technologies Corp., Class A (a)	844	146,518
		535,328
Entertainment 2.3%
Cinemark Holdings, Inc.	18,902	773,470
Netflix, Inc. (a)	3,671	1,246,304
Twenty-First Century Fox, Inc., Class A	1,373	67,703
Viacom, Inc., Class B	29,099	856,093
Walt Disney Co.	13,952	1,555,927
		4,499,497
Equity Real Estate Investment Trusts 2.4%
American Tower Corp.	782	135,161
Apartment Investment & Management Co., Class A	788	39,022
AvalonBay Communities, Inc.	390	75,239
EPR Properties	3,533	258,121
Equinix, Inc.	117	46,098
Equity Residential	4,397	319,046
HCP, Inc.	13,655	430,679
Host Hotels & Resorts, Inc.	39,905	720,684
Lamar Advertising Co., Class A	2,134	158,876
Medical Properties Trust, Inc.	5,251	95,568
Mid-America Apartment Communities, Inc.	770	77,986
Omega Healthcare Investors, Inc.	14,839	596,379
Pebblebrook Hotel Trust	112	3,590
Public Storage	3,675	781,011
Rayonier, Inc.	105	3,196
SBA Communications Corp. (a)	603	110,066
Simon Property Group, Inc.	1,287	234,388
Ventas, Inc.	6,701	432,148
Welltower, Inc.	1,984	153,740
		4,670,998
Food & Staples Retailing 2.0%
Casey's General Stores, Inc.	752	96,767
Costco Wholesale Corp.	2,562	549,882
Kroger Co.	21,034	595,893
Walgreens Boots Alliance, Inc.	14,440	1,043,435
Walmart, Inc.	16,128	1,545,546
		3,831,523
Food Products 0.3%
Campbell Soup Co.	441	15,625
Conagra Brands, Inc.	1,056	22,852
Hershey Co.	126	13,369
J.M. Smucker Co.	126	13,215
Tyson Foods, Inc., Class A	6,918	428,362
		493,423
Gas Utilities 0.0% ‡
UGI Corp.	1,023	58,342

Health Care Equipment & Supplies 1.4%
Abbott Laboratories	12,855	938,158
ABIOMED, Inc. (a)	379	133,056
Baxter International, Inc.	160	11,598
Becton Dickinson & Co.	42	10,477
Danaher Corp.	1,440	159,725
Hill-Rom Holdings, Inc.	435	43,509
Intuitive Surgical, Inc. (a)	959	502,171
Medtronic PLC	8,973	793,123
Varian Medical Systems, Inc. (a)	837	110,509
		2,702,326
Health Care Providers & Services 4.3%
AmerisourceBergen Corp.	4,722	393,673
Anthem, Inc.	296	89,688
Cardinal Health, Inc.	1,736	86,748
Centene Corp. (a)	7,526	982,670
Cigna Corp. (a)	5,179	1,034,816
CVS Health Corp.	9,080	595,194
Encompass Health Corp.	10,635	710,843
HCA Healthcare, Inc.	7,985	1,113,349
McKesson Corp.	7,955	1,020,229
UnitedHealth Group, Inc.	8,372	2,262,114
Universal Health Services, Inc., Class B	1,030	136,506
		8,425,830
Hotels, Restaurants & Leisure 2.7%
Carnival Corp.	9,714	559,332
Chipotle Mexican Grill, Inc. (a)	902	477,708
Cracker Barrel Old Country Store, Inc.	4,292	717,966
Darden Restaurants, Inc.	5,399	566,517
McDonald's Corp.	2,488	444,805
Norwegian Cruise Line Holdings, Ltd. (a)	9,108	468,425
Starbucks Corp.	21,757	1,482,522
Texas Roadhouse, Inc.	8,398	510,934
		5,228,209
Household Durables 0.0% ‡
Helen of Troy, Ltd. (a)	286	33,187
PulteGroup, Inc.	1,754	48,779
		81,966
Household Products 1.3%
Colgate-Palmolive Co.	67	4,334
Kimberly-Clark Corp.	5,295	589,757
Procter & Gamble Co.	20,943	2,020,371
		2,614,462
Independent Power & Renewable Electricity Producers 0.9%
AES Corp.	53,507	876,980
NRG Energy, Inc.	20,388	834,073
		1,711,053
Industrial Conglomerates 0.7%
3M Co.	2,225	445,667
Honeywell International, Inc.	5,747	825,442
		1,271,109
Insurance 5.4%
Aflac, Inc.	18,671	890,607
Allstate Corp.	11,927	1,048,025
Assurant, Inc.	5,498	529,952
Chubb, Ltd.	4,990	663,919
Cincinnati Financial Corp.	515	41,777
Everest Re Group, Ltd.	1,750	383,338
First American Financial Corp.	9,706	486,076
Kemper Corp.	11,156	838,708
Lincoln National Corp.	3,310	193,602
MetLife, Inc.	27,006	1,233,364
Old Republic International Corp.	5,861	118,099
Progressive Corp.	16,676	1,122,128
Prudential Financial, Inc.	4,907	452,131
Reinsurance Group of America, Inc.	4,948	714,739
Torchmark Corp.	5,417	453,728
Travelers Cos., Inc.	7,184	901,879
Unum Group	15,239	529,708
W.R. Berkley Corp.	140	10,765
		10,612,545
Interactive Media & Services 5.2%
Alphabet, Inc. (a)
Class A	2,758	3,105,205
Class C	2,830	3,159,327
Facebook, Inc., Class A (a)	20,250	3,375,473
TripAdvisor, Inc. (a)	7,251	416,062
		10,056,067
Internet & Direct Marketing Retail 4.5%
Amazon.com, Inc. (a)	3,454	5,936,493
Booking Holdings, Inc. (a)	557	1,020,875
eBay, Inc. (a)	27,837	936,715
Expedia Group, Inc.	7,218	860,747
		8,754,830
IT Services 6.2%
Accenture PLC, Class A	5,821	893,815
Akamai Technologies, Inc. (a)	12,632	822,343
Alliance Data Systems Corp.	2,975	528,330
Automatic Data Processing, Inc.	2,487	347,782
Broadridge Financial Solutions, Inc.	22	2,218
CACI International, Inc., Class A (a)	4,344	726,230
Cognizant Technology Solutions Corp., Class A	7,462	519,952
International Business Machines Corp.	11,085	1,490,046
Mastercard, Inc., Class A	7,695	1,624,645
MAXIMUS, Inc.	11,262	789,804
PayPal Holdings, Inc. (a)	9,984	886,180
Sabre Corp.	30,680	705,027
Visa, Inc., Class A	14,979	2,022,315
Western Union Co.	44,525	812,581
		12,171,268
Life Sciences Tools & Services 0.9%
Agilent Technologies, Inc.	7,410	563,530
Charles River Laboratories International, Inc. (a)	929	114,444
Illumina, Inc. (a)	1,238	346,380
PRA Health Sciences, Inc. (a)	1,543	163,512
Thermo Fisher Scientific, Inc.	2,426	595,995
Waters Corp. (a)	8	1,850
		1,785,711
Machinery 1.4%
AGCO Corp.	4,964	318,689
Caterpillar, Inc.	433	57,658
Cummins, Inc.	6,769	995,788
Illinois Tool Works, Inc.	414	56,846
Ingersoll-Rand PLC	180	18,007
Oshkosh Corp.	10,657	799,808
PACCAR, Inc.	4,082	267,453
Snap-on, Inc.	986	163,666
		2,677,915
Media 1.7%
Charter Communications, Inc., Class A (a)	1,026	339,657
Comcast Corp., Class A	47,093	1,722,191
Discovery, Inc. (a)
Class A	2,029	57,583
Class C	1,193	31,793
DISH Network Corp., Class A (a)	1,398	42,877
Interpublic Group of Cos., Inc.	6,046	137,546
News Corp.
Class A	15,618	200,379
Class B	7,976	103,130
Omnicom Group, Inc.	8,259	643,211
		3,278,367
Multi-Utilities 1.0%
Ameren Corp.	4,149	287,692
CenterPoint Energy, Inc.	26,974	834,036
CMS Energy Corp.	4,683	244,171
DTE Energy Co.	2,538	298,849
Public Service Enterprise Group, Inc.	227	12,383
WEC Energy Group, Inc.	2,393	174,761
		1,851,892
Multiline Retail 0.5%
Kohl's Corp.	6,775	465,375
Macy's, Inc.	12,721	334,562
Target Corp.	3,573	260,829
		1,060,766
Oil, Gas & Consumable Fuels 5.5%
Chevron Corp.	20,770	2,381,280
ConocoPhillips	17,829	1,206,845
EOG Resources, Inc.	233	23,114
Exxon Mobil Corp.	42,964	3,148,402
HollyFrontier Corp.	8,311	468,242
Marathon Petroleum Corp.	17,522	1,161,008
Murphy Oil Corp.	20,030	547,820
Occidental Petroleum Corp.	3,863	257,971
PBF Energy, Inc., Class A	20,721	758,803
Phillips 66	4,833	461,116
Valero Energy Corp.	4,430	389,043
		10,803,644
Pharmaceuticals 4.7%
Allergan PLC	3,965	570,881
Bristol-Myers Squibb Co.	10,691	527,815
Eli Lilly & Co.	7,751	929,035
Johnson & Johnson	23,140	3,079,471
Merck & Co., Inc.	23,916	1,780,068
Mylan N.V. (a)	6,692	200,425
Pfizer, Inc.	49,141	2,086,035
		9,173,730
Professional Services 0.3%
Insperity, Inc.	1,226	130,790
Robert Half International, Inc.	5,894	379,750
		510,540
Road & Rail 0.2%
Norfolk Southern Corp.	468	78,502
Union Pacific Corp.	2,128	338,501
		417,003
Semiconductors & Semiconductor Equipment 4.2%
Applied Materials, Inc.	7,625	297,985
Broadcom, Inc.	3,490	936,192
Cypress Semiconductor Corp.	495	6,866
Intel Corp.	54,614	2,573,412
KLA-Tencor Corp.	1,531	163,159
Lam Research Corp.	6,781	1,149,922
Micron Technology, Inc. (a)	31,268	1,195,063
NVIDIA Corp.	2,574	370,012
Qorvo, Inc. (a)	11,462	749,156
QUALCOMM, Inc.	1,528	75,667
Texas Instruments, Inc.	6,050	609,114
		8,126,548
Software 7.1%
Adobe, Inc. (a)	2,566	635,906
Cadence Design Systems, Inc. (a)	5,412	259,938
Citrix Systems, Inc.	7,043	722,189
Fortinet, Inc. (a)	3,203	245,254
LogMeIn, Inc.	5,987	556,911
Microsoft Corp.	66,673	6,962,661
Oracle Corp.	39,524	1,985,290
Salesforce.com, Inc. (a)	6,382	969,873
Symantec Corp.	39,234	824,699
Teradata Corp. (a)	15,419	684,295
		13,847,016
Specialty Retail 2.6%
Advance Auto Parts, Inc.	5,168	822,746
AutoZone, Inc. (a)	821	695,666
Best Buy Co., Inc.	2,601	154,083
Foot Locker, Inc.	8,124	454,050
Home Depot, Inc.	5,840	1,071,815
L Brands, Inc.	12,117	337,337
Lowe's Cos., Inc.	4,979	478,781
Ulta Beauty, Inc. (a)	1,216	354,975
Williams-Sonoma, Inc.	12,228	665,570
		5,035,023
Technology Hardware, Storage & Peripherals 3.5%
Apple, Inc.	38,573	6,420,090
HP, Inc.	15,042	331,375
		6,751,465
Textiles, Apparel & Luxury Goods 1.2%
Capri Holdings, Ltd. (a)	9,325	396,126
Deckers Outdoor Corp. (a)	5,892	756,827
NIKE, Inc., Class B	4,467	365,758
Ralph Lauren Corp.	7,483	869,076
Tapestry, Inc.	865	33,484
		2,421,271
Tobacco 0.4%
Altria Group, Inc.	6,495	320,528
Philip Morris International, Inc.	6,456	495,305
		815,833
Trading Companies & Distributors 0.7%
United Rentals, Inc. (a)	6,146	769,848
W.W. Grainger, Inc.	1,654	488,575
		1,258,423
Total Common Stocks (Cost $178,972,504)		192,259,536

Exchange-Traded Funds 1.4%
SPDR S&P 500 ETF Trust	9,991	2,696,871

Total Exchange-Traded Funds (Cost $2,504,873)		2,696,871

Short-Term Investment 0.0%‡
Affiliated Investment Company 0.0% ‡
MainStay U.S. Government Liquidity Fund, 2.24% (b)	55,979	55,979

Total Short-Term Investment (Cost $55,979)		55,979

Total Investments (Cost $181,533,356)	100.0%	195,012,386
Other Assets, Less Liabilities	(0.0)‡	(72,108)
Net Assets	100.0%	$194,940,278

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Current yield as of January 31, 2019.

The following abbreviations are used in the preceding pages:

ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$192,259,536	$—	$—	$192,259,536
Exchange-Traded Funds	2,696,871	—	—	2,696,871
Short-Term Investment
Affiliated Investment Company	55,979	—	—	55,979
Total Investments in Securities	$195,012,386	$—	$—	$195,012,386

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay Convertible Fund
Portfolio of Investments January 31, 2019 (Unaudited)

	Principal Amount	Value
Convertible Securities 92.0% †
Convertible Bonds 84.2%
Advertising 0.6%
Quotient Technology, Inc. 1.75%, due 12/1/22	$8,787,000	$8,149,942

Aerospace & Defense 1.0%
Aerojet Rocketdyne Holdings, Inc. 2.25%, due 12/15/23	7,946,000	12,923,287

Biotechnology 8.3%
BioMarin Pharmaceutical, Inc. 0.599%, due 8/1/24 (a)	26,166,000	27,900,937
Exact Sciences Corp. 1.00%, due 1/15/25	9,763,000	13,559,645
Illumina, Inc.
(zero coupon), due 6/15/19	4,300,000	4,949,192
(zero coupon), due 8/15/23 (b)	2,862,000	2,907,271
0.50%, due 6/15/21	9,998,000	12,704,859
Intercept Pharmaceuticals, Inc. 3.25%, due 7/1/23	6,684,000	6,626,945
Ionis Pharmaceuticals, Inc. 1.00%, due 11/15/21	14,497,000	16,100,731
Ligand Pharmaceuticals, Inc. 0.75%, due 5/15/23 (b)	13,375,000	11,383,890
Medicines Co. 2.75%, due 7/15/23	10,023,000	7,935,400
Novavax, Inc. 3.75%, due 2/1/23	4,500,000	3,074,773
Radius Health, Inc. 3.00%, due 9/1/24	660,000	541,185
		107,684,828
Building Materials 0.9%
Patrick Industries, Inc. 1.00%, due 2/1/23 (b)	14,099,000	11,763,853

Commercial Services 2.1%
Macquarie Infrastructure Corp. 2.875%, due 7/15/19	20,595,000	20,567,197
Square, Inc. 0.50%, due 5/15/23 (b)	6,031,000	7,134,570
		27,701,767
Computers 2.5%
Lumentum Holdings, Inc. 0.25%, due 3/15/24	17,615,000	18,955,061
Nutanix, Inc. (zero coupon), due 1/15/23 (b)	2,727,000	3,400,755
Pure Storage, Inc. 0.125%, due 4/15/23 (b)	3,879,000	3,793,375
Western Digital Corp. 1.50%, due 2/1/24 (b)	6,616,000	5,698,387
		31,847,578
Diversified Financial Services 0.7%
LendingTree, Inc. 0.625%, due 6/1/22	5,619,000	8,607,319

Electric 1.1%
NRG Energy, Inc. 2.75%, due 6/1/48 (b)	12,699,000	14,173,621

Entertainment 0.2%
Live Nation Entertainment, Inc. 2.50%, due 3/15/23 (b)	2,074,000	2,239,252

Health Care - Products 4.6%
CONMED Corp. 2.625%, due 2/1/24 (b)(c)	5,397,000	5,526,323
Danaher Corp. (zero coupon), due 1/22/21	8,558,000	36,299,099
NuVasive, Inc. 2.25%, due 3/15/21	7,139,000	7,660,326
Wright Medical Group, Inc. 1.625%, due 6/15/23 (b)	9,180,000	9,924,186
		59,409,934
Health Care - Services 5.1%
Anthem, Inc. 2.75%, due 10/15/42	7,160,000	29,937,836
Molina Healthcare, Inc. 1.125%, due 1/15/20	3,805,000	12,458,491
Teladoc Health, Inc. 1.375%, due 5/15/25 (b)	17,196,000	24,171,127
		66,567,454
Internet 14.0%
Boingo Wireless, Inc. 1.00%, due 10/1/23 (b)	7,786,000	6,987,709
Booking Holdings, Inc. 0.90%, due 9/15/21 (a)	19,156,000	21,723,938
Etsy, Inc. (zero coupon), due 3/1/23 (b)	15,601,000	25,400,378
FireEye, Inc. 0.875%, due 6/1/24 (b)	5,405,000	5,665,402
IAC FinanceCo, Inc. 0.875%, due 10/1/22 (b)	14,542,000	21,580,226
Liberty Expedia Holdings, Inc. 1.00%, due 6/30/47 (b)	11,074,000	10,757,715
MercadoLibre, Inc. 2.00%, due 8/15/28 (b)	10,118,000	10,528,710
Okta, Inc. 0.25%, due 2/15/23 (b)	6,056,000	10,946,220
Palo Alto Networks, Inc. 0.75%, due 7/1/23 (b)	13,659,000	14,275,799
RingCentral, Inc. (zero coupon), due 3/15/23 (b)	11,103,000	14,281,134
Twilio, Inc. 0.25%, due 6/1/23 (b)	3,269,000	5,545,473
Twitter, Inc. 0.25%, due 9/15/19	9,161,000	8,957,443
Wix.com, Ltd. (zero coupon), due 7/1/23 (b)	13,442,000	13,983,471
Zendesk, Inc. 0.25%, due 3/15/23 (b)	2,074,000	2,609,107
Zillow Group, Inc. 1.50%, due 7/1/23	8,726,000	7,767,737
		181,010,462
Iron & Steel 0.3%
Cleveland-Cliffs, Inc. 1.50%, due 1/15/25	2,878,000	4,133,528

Lodging 0.4%
Caesars Entertainment Corp. 5.00%, due 10/1/24	3,741,000	5,529,045

Machinery - Diversified 1.6%
Chart Industries, Inc. 1.00%, due 11/15/24 (b)	15,248,000	21,050,626

Media 3.6%
DISH Network Corp. 3.375%, due 8/15/26	28,598,000	24,365,496
Liberty Media Corp-Liberty Formula One 1.00%, due 1/30/23	9,441,000	9,965,655
Liberty Media Corp. 1.375%, due 10/15/23	11,345,000	12,851,616
		47,182,767
Oil & Gas 3.3%
Ensco Jersey Finance, Ltd. 3.00%, due 1/31/24 (a)	20,143,000	15,741,714
Oasis Petroleum, Inc. 2.625%, due 9/15/23	17,949,000	17,006,678
Transocean, Inc. 0.50%, due 1/30/23	9,294,000	10,160,963
		42,909,355
Oil & Gas Services 4.7%
Helix Energy Solutions Group, Inc. 4.25%, due 5/1/22	16,411,000	15,839,126
Newpark Resources, Inc. 4.00%, due 12/1/21	6,326,000	7,281,587
Oil States International, Inc. 1.50%, due 2/15/23 (b)	19,999,000	17,556,382
Weatherford International, Ltd. 5.875%, due 7/1/21	29,206,000	20,127,461
		60,804,556
Pharmaceuticals 3.9%
DexCom, Inc. 0.75%, due 12/1/23 (b)	6,307,000	6,992,886
Herbalife Nutrition, Ltd. 2.625%, due 3/15/24 (b)	9,443,000	10,704,698
Neurocrine Biosciences, Inc. 2.25%, due 5/15/24	8,164,000	11,089,129
Pacira Pharmaceuticals, Inc. 2.375%, due 4/1/22	8,745,000	8,695,809
Sarepta Therapeutics, Inc. 1.50%, due 11/15/24	3,387,000	6,944,028
Supernus Pharmaceuticals, Inc. 0.625%, due 4/1/23 (b)	6,269,000	6,218,064
		50,644,614
Semiconductors 10.2%
Cypress Semiconductor Corp. 2.00%, due 2/1/23	6,094,000	5,989,098
Inphi Corp. 1.125%, due 12/1/20	14,512,000	16,903,200
Intel Corp. 3.25%, due 8/1/39	5,613,000	12,888,879
Microchip Technology, Inc.
1.625%, due 2/15/25	17,553,000	27,690,805
1.625%, due 2/15/27	7,129,000	7,645,853
Micron Technology, Inc. 3.00%, due 11/15/43	12,588,000	16,609,287
Novellus Systems, Inc. 2.625%, due 5/15/41	1,076,000	5,596,904
ON Semiconductor Corp. 1.00%, due 12/1/20	12,331,000	15,180,682
Rambus, Inc. 1.375%, due 2/1/23	9,996,000	8,952,158
Silicon Laboratories, Inc. 1.375%, due 3/1/22	13,815,000	14,730,548
		132,187,414
Software 11.0%
Atlassian, Inc. 0.625%, due 5/1/23 (b)	7,719,000	10,478,542
Citrix Systems, Inc. 0.50%, due 4/15/19	6,828,000	9,736,728
Coupa Software, Inc. 0.375%, due 1/15/23 (b)	3,586,000	7,193,466
NICE Systems, Inc. 1.25%, due 1/15/24	23,525,000	32,812,247
Nuance Communications, Inc. 1.25%, due 4/1/25	11,278,000	10,822,290
Red Hat, Inc. 0.25%, due 10/1/19	4,231,000	10,231,645
ServiceNow, Inc. (zero coupon), due 6/1/22	8,807,000	14,748,475
Splunk, Inc. 0.50%, due 9/15/23 (b)	8,000,000	8,535,000
Verint Systems, Inc. 1.50%, due 6/1/21	17,084,000	17,133,800
Workday, Inc. 0.25%, due 10/1/22	15,957,000	21,649,213
		143,341,406
Telecommunications 1.9%
Finisar Corp. 0.50%, due 12/15/36	9,521,000	9,243,806
Viavi Solutions Inc. 1.00%, due 3/1/24	14,679,000	15,418,249
		24,662,055
Transportation 2.2%
Atlas Air Worldwide Holdings, Inc. 2.25%, due 6/1/22 (a)	16,161,000	16,868,044
Echo Global Logistics, Inc. 2.50%, due 5/1/20	11,612,000	11,474,107
		28,342,151

Total Convertible Bonds (Cost $1,013,185,015)		1,092,866,814

	Shares
Convertible Preferred Stocks 7.8%
Banks 2.3%
Bank of America Corp. Series L 7.25%	12,072	15,611,028
Wells Fargo & Co. Series L 7.50%	11,552	14,811,974
		30,423,002
Chemicals 0.5%
A. Schulman, Inc. 6.00%	5,832	6,021,540

Food 1.0%
Post Holdings, Inc. 2.50%	76,604	13,099,284

Hand & Machine Tools 1.0%
Stanley Black & Decker, Inc. 5.375%	131,861	12,630,965

Health Care - Products 1.5%
Becton Dickinson & Co. 6.125%	314,669	19,352,144

Metal Fabricate & Hardware 0.5%
Rexnord Corp. 5.75%	108,438	6,020,478

Real Estate Investment Trusts 1.0%
Crown Castle International Corp. 6.875%	8,856	9,798,278
Welltower, Inc. Series I 6.50%	47,800	3,274,778
		13,073,056

Total Convertible Preferred Stocks (Cost $96,857,063)		100,620,469

Total Convertible Securities (Cost $1,110,042,078)		1,193,487,283

Common Stocks 5.3%
Aerospace & Defense 0.5%
United Technologies Corp.	53,105	6,270,107

Air Freight & Logistics 0.6%
XPO Logistics, Inc. (d)	122,563	7,449,379

Airlines 0.8%
Delta Air Lines, Inc.	227,309	11,235,884

Banks 0.9%
Bank of America Corp.	398,621	11,348,740

Energy Equipment & Services 0.4%
Baker Hughes, a GE Co.	51,357	1,210,485
Halliburton Co.	113,326	3,553,903
		4,764,388
Health Care Equipment & Supplies 0.7%
Teleflex, Inc.	33,226	9,087,311

Oil, Gas & Consumable Fuels 1.4%
Hess Corp.	346,048	18,686,582

Total Common Stocks (Cost $55,590,806)		68,842,391

Short-Term Investment 1.6%
Affiliated Investment Company 1.6%
MainStay U.S. Government Liquidity Fund, 2.24% (e)	20,574,754	20,574,754

Total Short-Term Investment (Cost $20,574,754)		20,574,754

Total Investments (Cost $1,186,207,638)	98.9%	1,282,904,428
Other Assets, Less Liabilities	1.1	14,169,134
Net Assets	100.0%	$1,297,073,562

†	Percentages indicated are based on Fund net assets.
(a)	All or a portion of this security was held on loan. As of January 31, 2019, the market value of securities loaned was $20,529,070 and the Fund received non-cash collateral in the form of U.S. Treasury securities with a value of $21,062,823.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Illiquid security - As of January 31, 2019, the total market value of the security deemed illiquid under procedures approved by the Board of Trustees was $5,526,323, which represented 0.4% of the Fund's net assets.
(d)	Non-income producing security.
(e)	Current yield as of January 31, 2019.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Convertible Securities
Convertible Bonds	$—	$1,092,866,814	$—	$1,092,866,814
Convertible Preferred Stocks (b)	81,499,645	19,120,824	—	100,620,469
Total Convertible Securities	81,499,645	1,111,987,638	—	1,193,487,283
Common Stocks	68,842,391	—	—	68,842,391
Short-Term Investment
Affiliated Investment Company	20,574,754	—	—	20,574,754
Total Investments in Securities	$170,916,790	$1,111,987,638	$—	$1,282,904,428

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 2 securities valued at $6,021,540 and $13,099,284 are held in Chemicals and Food, respectively, within the Convertible Preferred Stocks section of the Portfolio of Investments.

MainStay MacKay Emerging Markets Debt Fund
Portfolio of Investments January 31, 2019 (Unaudited)

	Principal Amount		Value
Long-Term Bonds 93.9% †
Corporate Bonds 49.3%
Brazil 7.0%
Braskem Netherlands Finance B.V. Series Reg S 4.50%, due 1/10/28		$1,500,000	$1,460,625
Minerva Luxembourg S.A. 6.50%, due 9/20/26 (a)		750,000	718,125
Petrobras Global Finance B.V. 7.375%, due 1/17/27		4,500,000	4,881,825
Rumo Luxembourg S.A R.L. Series Reg S 5.875%, due 1/18/25		1,500,000	1,487,858
Vale Overseas, Ltd. 6.875%, due 11/21/36		1,050,000	1,165,500
			9,713,933
China 2.4%
Alibaba Group Holding, Ltd. 4.50%, due 11/28/34		1,000,000	1,009,850
China Evergrande Group Series Reg S 8.75%, due 6/28/25		1,000,000	887,641
Tencent Holdings, Ltd. 3.595%, due 1/19/28 (a)		1,500,000	1,458,992
			3,356,483
Costa Rica 1.6%
Instituto Costarricense de Electricidad 6.375%, due 5/15/43 (a)		3,000,000	2,201,250

Hong Kong 0.7%
Melco Resorts Finance, Ltd. 4.875%, due 6/6/25 (a)		1,000,000	939,775

India 4.4%
Abja Investment Co. Series Reg S 5.45%, due 1/24/28		1,000,000	902,173
Bharti Airtel, Ltd. Series Reg S 4.375%, due 6/10/25		2,000,000	1,874,453
Reliance Industries, Ltd. 3.667%, due 11/30/27 (a)		1,000,000	934,483
Tata Motors, Ltd. Series Reg S 5.75%, due 10/30/24		1,500,000	1,421,850
Vedanta Resources PLC 6.125%, due 8/9/24 (a)		1,000,000	909,572
			6,042,531
Indonesia 6.6%
Indika Energy Capital III Pte, Ltd. Series Reg S 5.875%, due 11/9/24		1,000,000	909,161
Listrindo Capital B.V. 4.95%, due 9/14/26 (a)		1,500,000	1,413,750
Pertamina Persero PT 5.625%, due 5/20/43 (a)		6,700,000	6,735,577
			9,058,488
Kazakhstan 4.6%
KazMunayGas National Co. JSC (a)
5.375%, due 4/24/30		2,000,000	2,068,800
6.375%, due 10/24/48		4,000,000	4,270,000
			6,338,800
Macao 0.7%
Sands China, Ltd.
4.60%, due 8/8/23		435,000	436,696
5.125%, due 8/8/25		565,000	567,944
			1,004,640
Malaysia 3.5%
1MDB Global Investments, Ltd. Series Reg S 4.40%, due 3/9/23		1,000,000	933,688
Gohl Capital, Ltd. Series Reg S 4.25%, due 1/24/27		1,500,000	1,439,017
Petroliam Nasional BHD Series Reg S 7.625%, due 10/15/26		2,000,000	2,514,676
			4,887,381
Mexico 7.9%
Cemex S.A.B. de C.V. 7.75%, due 4/16/26 (a)		2,000,000	2,160,000
Comision Federal de Electricidad Series Reg S 4.75%, due 2/23/27		2,000,000	1,947,500
Grupo Televisa S.A.B. 4.625%, due 1/30/26		1,250,000	1,245,138
Petroleos Mexicanos 6.75%, due 9/21/47		6,385,000	5,564,527
			10,917,165
Netherlands 1.1%
GTH Finance B.V. Series Reg S 7.25%, due 4/26/23		1,500,000	1,577,565

Oman 2.5%
OmGrid Funding, Ltd.
5.196%, due 5/16/27 (a)		2,000,000	1,754,200
Series Reg S 5.196%, due 5/16/27		2,000,000	1,754,200
			3,508,400
Peru 1.5%
Banco de Credito del 4.25%, due 4/1/23 (a)		1,000,000	1,012,500
Southern Copper Corp. 5.875%, due 4/23/45		1,000,000	1,056,005
			2,068,505
Russia 2.7%
Gazprom OAO Via Gaz Capital S.A. Series Reg S 8.625%, due 4/28/34		1,500,000	1,895,616
Metalloinvest Finance DAC Series Reg S 4.85%, due 5/2/24		1,000,000	975,010
MMC Norilsk Nickel OJSC via MMC Finance DAC 6.625%, due 10/14/22 (a)		750,000	796,950
			3,667,576
United States 0.7%
JBS Investments II GmbH 7.00%, due 1/15/26 (a)		1,000,000	1,015,000

Venezuela 1.4%
Petroleos de Venezuela S.A. (b)(c)
Series Reg S 5.375%, due 4/12/27		3,000,000	753,000
6.00%, due 5/16/24		2,500,000	615,000
6.00%, due 11/15/26		2,500,000	550,000
			1,918,000

Total Corporate Bonds (Cost $69,071,413)			68,215,492

Foreign Government Bonds 44.6%
Belarus 1.5%
Republic of Belarus International Bond 7.625%, due 6/29/27 (a)		2,000,000	2,094,000

Cameroon, United Republic Of 0.8%
Republic of Cameroon International Bond 9.50%, due 11/19/25 (a)		1,000,000	1,069,600

Croatia 4.1%
Croatia Government International Bond
Series Reg S 6.00%, due 1/26/24		3,250,000	3,575,052
6.375%, due 3/24/21 (a)		2,000,000	2,109,880
			5,684,932
Dominican Republic 4.1%
Dominican Republic International Bond
Series Reg S 5.95%, due 1/25/27		5,000,000	5,137,500
6.00%, due 7/19/28 (a)		500,000	515,000
			5,652,500
Ecuador 1.9%
Ecuador Government International Bond Series Reg S 7.875%, due 1/23/28		3,000,000	2,660,100

Egypt 1.1%
Egypt Government Bond 15.70%, due 11/7/27	EGP	31,000,000	1,578,030

El Salvador 2.4%
El Salvador Government International Bond Series Reg S 6.375%, due 1/18/27		$3,500,000	3,338,125

Ghana 1.3%
Ghana Government International Bond 10.75%, due 10/14/30 (a)		1,500,000	1,763,250

Guatemala 2.1%
Guatemala Government Bond 4.50%, due 5/3/26 (a)		3,000,000	2,931,750

Indonesia 2.0%
Indonesia Government International Bond 5.125%, due 1/15/45 (a)		1,500,000	1,554,874
Indonesia Treasury Bond 6.125%, due 5/15/28	IDR	20,000,000,000	1,239,578
			2,794,452
Iraq 1.1%
Iraq International Bond Series Reg S 6.752%, due 3/9/23		$1,500,000	1,495,440

Ivory Coast 1.3%
Ivory Coast Government International Bond 6.125%, due 6/15/33 (a)		2,000,000	1,785,000

Kenya 0.7%
Kenya Government International Bond 7.25%, due 2/28/28 (a)		1,000,000	975,720

Mexico 1.6%
Mexican Bonos 7.75%, due 11/13/42	MXN	47,500,000	2,228,710

Nigeria 2.1%
Nigeria Government International Bond 6.50%, due 11/28/27 (a)		$3,000,000	2,866,200

Pakistan 0.8%
Pakistan Government International Bond 8.25%, due 9/30/25 (a)		1,000,000	1,063,950

Paraguay 2.4%
Paraguay Government International Bond 6.10%, due 8/11/44 (a)		3,000,000	3,270,000

Russia 3.0%
Russian Federal Bond-OFZ 7.70%, due 3/23/33	RUB	160,000,000	2,374,178
Russian Foreign Bond Series Reg S 4.75%, due 5/27/26		$1,800,000	1,833,120
			4,207,298
Saudi Arabia 1.4%
Saudi Government International Bond 4.50%, due 10/26/46 (a)		2,000,000	1,864,880

Senegal 0.9%
Senegal Government International Bond Series Reg S 6.25%, due 7/30/24		1,250,000	1,268,150

Turkey 1.5%
Turkey Government International Bond 5.125%, due 2/17/28		2,225,000	2,009,064

Ukraine 3.3%
Ukraine Government International Bond
7.75%, due 9/1/20 (a)		1,000,000	989,950
Series Reg S 7.75%, due 9/1/26		4,000,000	3,633,800
			4,623,750
Uruguay 1.5%
Uruguay Government International Bond 7.625%, due 3/21/36		1,500,000	2,025,000

Venezuela 0.9%
Venezuela Government International Bond Series Reg S 9.25%, due 5/7/28 (b)(c)		4,095,000	1,292,791

Vietnam 0.8%
Vietnam Government International Bond Series Reg S 4.80%, due 11/19/24		1,000,000	1,045,697

Total Foreign Government Bonds (Cost $64,956,162)			61,588,389

Total Long-Term Bonds (Cost $134,027,575)			129,803,881

Short-Term Investment 4.8%
Affiliated Investment Company 4.8%
MainStay U.S. Government Liquidity Fund, 2.24% (d)		6,604,573	6,604,573

Total Short-Term Investment (Cost $6,604,573)			6,604,573

Total Investments (Cost $140,632,148)		98.7%	136,408,454
Other Assets, Less Liabilities		1.3	1,845,301
Net Assets		100.0%	$138,253,755

†	Percentages indicated are based on Fund net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Issue in default.
(c)	Issue in non-accrual status.
(d)	Current yield as of January 31, 2019.

The following abbreviations are used in the preceding pages:

EGP	—Egyptian Pound
IDR	—Indonesian Rupiah
MXN	—Mexican Peso
RUB	—New Russian Ruble

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$68,215,492	$—	$68,215,492
Foreign Government Bonds	—	61,588,389	—	61,588,389
Total Long-Term Bonds	—	129,803,881	—	129,803,881
Short-Term Investment
Affiliated Investment Company	6,604,573	—	—	6,604,573
Total Investments in Securities	$6,604,573	$129,803,881	$—	$136,408,454

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay Government Fund
Portfolio of Investments January 31, 2019 (Unaudited)

	Principal Amount	Value
Long-Term Bonds 95.2%†
Asset-Backed Securities 1.1%
Other Asset-Backed Securities 0.2%
Small Business Administration Participation Certificates Series 2015-20G, Class 1 2.88%, due 7/1/35	$250,967	$247,332

Utilities 0.9%
Atlantic City Electric Transition Funding LLC Series 2002-1, Class A4 5.55%, due 10/20/23	932,479	966,740

Total Asset-Backed Securities (Cost $1,193,735)		1,214,072

Corporate Bonds 0.9%
Electric 0.9%
Duke Energy Florida Project Finance LLC 2.538%, due 9/1/31	1,100,000	1,040,227

Total Corporate Bonds (Cost $1,099,959)		1,040,227

Mortgage-Backed Securities 2.3%
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.5%
BXP Trust Series 2017-GM, Class A 3.379%, due 6/13/39 (a)	1,055,000	1,044,915
Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (a)	589,327	608,804
		1,653,719
Residential Mortgages (Collateralized Mortgage Obligations) 0.8%
Citigroup Mortgage Loan Trust, Inc. Series 2006-AR6, Class 1A1 4.33%, due 8/25/36 (b)	121,664	112,424
Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 3.07% (1 Year Treasury Constant Maturity Rate + 0.47%), due 2/25/42 (a)(c)(d)(e)(f)	849,493	797,459
		909,883

Total Mortgage-Backed Securities (Cost $2,617,119)		2,563,602

U.S. Government & Federal Agencies 90.9%
Fannie Mae Strip (Collateralized Mortgage Obligations) 0.0%‡ (g)
Series 360, Class 2, IO 5.00%, due 8/25/35	121,720	24,640
Series 361, Class 2, IO 6.00%, due 10/25/35	25,166	6,020
		30,660
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 11.4%
2.50%, due 8/1/46	1,058,673	1,011,339
3.50%, due 8/1/38	1,056,949	1,074,029
3.50%, due 1/1/44	785,532	796,045
3.50%, due 3/1/46	627,836	636,239
3.50%, due 11/1/46	745,909	752,642
3.50%, due 2/1/48	524,036	527,154
4.00%, due 12/1/41	234,423	242,747
4.00%, due 7/1/44	284,337	293,809
4.00%, due 2/1/45	1,285,234	1,332,036
4.00%, due 3/1/45	265,959	274,754
4.00%, due 1/1/46	187,209	193,602
4.00%, due 12/1/46	1,237,883	1,272,031
4.00%, due 2/1/48	580,716	596,398
4.00%, due 10/1/48	347,341	358,022
4.50%, due 3/1/41	397,438	417,629
4.50%, due 8/1/44	136,195	144,248
4.50%, due 12/1/44	612,920	646,016
4.50%, due 7/1/45	401,740	421,915
4.50%, due 4/1/46	69,402	72,980
4.50%, due 8/1/47	137,773	145,254
5.00%, due 11/1/41	1,450,085	1,542,545
6.50%, due 4/1/37	52,856	60,183
		12,811,617
Federal National Mortgage Association (Mortgage Pass-Through Securities) 29.9%
2.50%, due 2/1/43	690,546	662,358
3.00%, due 10/1/32	641,224	642,738
3.00%, due 9/1/46	2,057,291	2,017,177
3.00%, due 10/1/46	1,612,348	1,580,911
3.00%, due 2/1/57	878,350	856,196
3.50%, due 7/1/43	351,676	356,602
3.50%, due 2/1/48	1,093,107	1,098,656
4.00%, due 8/1/38	1,030,830	1,067,674
4.00%, due 11/1/43	1,842,175	1,921,916
4.00%, due 12/1/43	557,382	577,984
4.00%, due 1/1/46	300,710	310,332
4.00%, due 8/1/48	1,245,922	1,276,023
4.00%, due 9/1/48	1,050,127	1,075,497
4.50%, due 2/1/41	2,782,781	2,949,936
4.50%, due 4/1/41	4,556,684	4,851,389
4.50%, due 8/1/42	512,063	540,244
4.50%, due 12/1/43	293,836	308,403
4.50%, due 8/1/44	1,931,094	2,029,470
5.00%, due 9/1/41	2,149,145	2,287,139
5.00%, due 10/1/41	1,349,438	1,445,150
5.50%, due 7/1/41	4,012,318	4,368,673
6.00%, due 4/1/37	15,934	16,634
6.00%, due 7/1/39	1,165,215	1,272,477
6.50%, due 10/1/39	135,492	158,164
		33,671,743
Government National Mortgage Association (Mortgage Pass-Through Securities) 9.2%
3.00%, due 6/20/46	682,629	671,819
3.50%, due 12/20/46	1,378,692	1,397,720
4.00%, due 7/15/39	242,262	249,442
4.00%, due 9/20/40	1,037,076	1,073,581
4.00%, due 11/20/40	201,505	208,672
4.00%, due 1/15/41	1,106,301	1,145,542
4.00%, due 10/15/41	2,700,175	2,799,444
4.00%, due 6/20/47	862,512	880,132
4.50%, due 5/20/40	969,251	1,020,357
5.00%, due 2/20/41	234,929	249,177
6.00%, due 8/15/32	214,865	237,558
6.00%, due 12/15/32	88,106	94,690
6.50%, due 8/15/28	79,496	86,404
6.50%, due 4/15/31	209,238	235,759
		10,350,297
Overseas Private Investment Corporation 1.3%
Overseas Private Investment Corporation 5.142%, due 12/15/23	1,437,909	1,525,251

Tennessee Valley Authority 5.7%
Tennessee Valley Authority 4.65%, due 6/15/35	5,605,000	6,383,546

United States Treasury Bonds 2.4%
3.75%, due 11/15/43	1,740,000	1,972,045
4.375%, due 11/15/39	625,000	770,093
		2,742,138
United States Treasury Notes 31.0%
1.75%, due 9/30/22	4,880,000	4,763,338
2.25%, due 11/15/24	345,000	340,580
2.375%, due 4/30/20	10,000,000	9,982,031
2.625%, due 7/31/20	2,665,000	2,669,685
2.75%, due 4/30/23	3,360,000	3,401,212
2.75%, due 7/31/23	530,000	536,894
2.75%, due 8/31/23	250,000	253,389
2.875%, due 10/31/20	6,035,000	6,074,133
3.00%, due 10/31/25	5,325,000	5,482,462
3.125%, due 11/15/28	1,400,000	1,458,734
		34,962,458

Total U.S. Government & Federal Agencies (Cost $100,942,197)		102,477,710

Total Long-Term Bonds (Cost $105,853,010)		107,295,611

	Shares
Short-Term Investments 4.5%
Affiliated Investment Company 0.8%
MainStay U.S. Government Liquidity Fund, 2.24% (h)	837,306	837,306

Total Affiliated Investment Company (Cost $837,306)		837,306

	Principal Amount
U.S. Governments 3.7% (i)
United States Treasury Bills
2.359%, due 2/14/19	$3,500,000	3,497,076
2.384%, due 3/14/19	700,000	698,133

Total U.S. Governments (Cost $4,195,209)		4,195,209

Total Short-Term Investments (Cost $5,032,515)		5,032,515

Total Investments (Cost $110,885,525)	99.7%	112,328,126
Other Assets, Less Liabilities	0.3	379,074
Net Assets	100.0%	$112,707,200

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of January 31, 2019.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Floating rate - Rate shown was the rate in effect as of January 31, 2019.
(e)	Illiquid security - As of January 31, 2019, the total market value of the security deemed illiquid under procedures approved by the Board of Trustees was $797,459, which represented 0.7% of the Fund's net assets.
(f)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2019, the total market value of the fair valued security was $797,459, which represented 0.7% of the Fund's net assets.
(g)	Collateralized Mortgage Obligation Interest Only Strip - Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(h)	Current yield as of January 31, 2019.
(i)	Interest rate shown represents yield to maturity.

The following abbreviation is used in the preceding pages:

IO	—Interest Only

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$1,214,072	$—	$1,214,072
Corporate Bonds	—	1,040,227	—	1,040,227
Mortgage-Backed Securities (b)	—	1,766,143	797,459	2,563,602
U.S. Government & Federal Agencies	—	102,477,710	—	102,477,710
Total Long-Term Bonds	—	106,498,152	797,459	107,295,611
Short-Term Investments
Affiliated Investment Company	837,306	—	—	837,306
U.S. Governments	—	4,195,209	—	4,195,209
Total Short-Term Investments	837,306	4,195,209	—	5,032,515
Total Investments in Securities	$837,306	$110,693,361	$797,459	$112,328,126

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $797,459 is held in Residential Mortgages (Collateralized Mortgage Obligations) within the Mortgage-Backed Securities section of the Portfolio of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2019
Long-Term Bonds
Mortgage-Backed Securities
Residential Mortgages (Collateralized Mortgage Obligations)	$816,243	$164	$797	$6,465	$-	$(26,210)	$-	$-	$797,459	$(7,258)
Total	$816,243	$164	$797	$6,465	$-	$(26,210)	$-	$-	$797,459	$(7,258)

(a)	Sales include principal reductions.

MainStay MacKay High Yield Corporate Bond Fund
Portfolio of Investments January 31, 2019 (Unaudited)

	Principal Amount	Value
Long-Term Bonds 93.4% †
Convertible Bonds 0.7%
Auto Parts & Equipment 0.6%
Exide Technologies (a)(b)(c)(d)
7.00% (7.00% PIK), due 4/30/25	$88,684,974	$36,006,100
7.25% (7.25% PIK), due 4/30/25 (e)	21,451,797	17,397,407
		53,403,507
Media 0.1%
DISH Network Corp. 3.375%, due 8/15/26	6,840,000	5,827,680

Mining 0.0% ‡
Aleris International, Inc. 6.00%, due 6/1/20 (b)(c)(d)(f)	11,797	11,103

Total Convertible Bonds (Cost $109,095,987)		59,242,290

Corporate Bonds 91.0%
Advertising 1.0%
Lamar Media Corp.
5.375%, due 1/15/24	5,515,000	5,618,406
5.75%, due 2/1/26	19,342,000	20,030,575
5.75%, due 2/1/26 (e)	15,700,000	16,258,920
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.25%, due 2/15/22	12,600,000	12,726,000
5.625%, due 2/15/24	26,906,000	27,275,958
		81,909,859
Aerospace & Defense 1.3%
TransDigm UK Holdings PLC 6.875%, due 5/15/26 (e)	5,000,000	4,850,000
TransDigm, Inc.
6.00%, due 7/15/22	4,580,000	4,614,350
6.25%, due 3/15/26 (e)	48,305,000	49,029,575
6.50%, due 7/15/24	31,441,000	31,008,686
6.50%, due 5/15/25	5,000,000	4,850,000
Triumph Group, Inc.
5.25%, due 6/1/22	3,600,000	3,150,000
7.75%, due 8/15/25	20,385,000	17,378,213
		114,880,824
Apparel 0.2%
William Carter Co. 5.25%, due 8/15/21	17,560,000	17,603,900

Auto Manufacturers 1.6%
BCD Acquisition, Inc. 9.625%, due 9/15/23 (e)	20,955,000	22,159,912
Ford Holdings LLC
9.30%, due 3/1/30	18,195,000	20,250,628
9.375%, due 3/1/20	1,695,000	1,783,302
Ford Motor Co. 9.98%, due 2/15/47	980,000	1,240,359
General Motors Financial Co., Inc. 5.10%, due 1/17/24	10,850,000	11,021,826
J.B. Poindexter & Company, Inc. 7.125%, due 4/15/26 (e)	24,090,000	23,367,300
McLaren Finance PLC 5.75%, due 8/1/22 (e)	25,035,000	23,154,371
Navistar International Corp. 6.625%, due 11/1/25 (e)	17,730,000	17,730,000
Wabash National Corp. 5.50%, due 10/1/25 (e)	20,509,000	18,663,190
		139,370,888
Auto Parts & Equipment 3.4%
Adient Global Holdings, Ltd. 4.875%, due 8/15/26 (e)	19,005,000	14,253,750
American Axle & Manufacturing, Inc.
6.25%, due 4/1/25	15,621,000	15,191,423
6.25%, due 3/15/26	10,950,000	10,512,000
6.50%, due 4/1/27	12,000,000	11,490,000
Dana Financing Luxembourg S.A.R.L. 5.75%, due 4/15/25 (e)	13,190,000	12,893,225
Exide Technologies 11.00% (4.00% Cash and 7.00% PIK), due 4/30/22 (a)(b)(c)(d)(e)	110,714,575	97,539,541
IHO Verwaltungs GmbH (a)(e)
4.125% (4.125% Cash or 4.875% PIK), due 9/15/21	28,735,000	28,088,462
4.50% (4.50% Cash or 5.25% PIK), due 9/15/23	23,555,000	22,436,137
4.75% (4.75% Cash or 5.50% PIK), due 9/15/26	22,435,000	20,303,675
Meritor, Inc. 6.25%, due 2/15/24	4,000,000	4,020,000
Nexteer Automotive Group, Ltd. 5.875%, due 11/15/21 (e)	24,020,000	24,273,027
Schaeffler Finance B.V. 4.75%, due 5/15/23 (e)	24,030,000	23,789,700
Tenneco, Inc. 5.00%, due 7/15/26	9,446,000	8,026,266
Titan International, Inc. 6.50%, due 11/30/23	5,370,000	4,926,975
		297,744,181
Banks 0.1%
Freedom Mortgage Corp. 8.125%, due 11/15/24 (e)	10,000,000	9,175,000
Provident Funding Associates, L.P. / PFG Finance Corp. 6.375%, due 6/15/25 (e)	3,880,000	3,424,100
		12,599,100
Building Materials 1.2%
Gibraltar Industries, Inc. 6.25%, due 2/1/21	11,600,000	11,600,000
James Hardie International Finance DAC (e)
4.75%, due 1/15/25	13,000,000	12,350,000
5.00%, due 1/15/28	23,500,000	21,150,000
Summit Materials LLC / Summit Materials Finance Corp.
5.125%, due 6/1/25 (e)	5,000,000	4,693,750
6.125%, due 7/15/23	37,660,000	37,931,152
8.50%, due 4/15/22	17,520,000	18,330,300
		106,055,202
Chemicals 1.7%
Blue Cube Spinco LLC
9.75%, due 10/15/23	33,610,000	37,475,150
10.00%, due 10/15/25	26,425,000	30,190,562
Kissner Holdings, L.P. / Kissner Milling Co., Ltd. / BSC Holding, Inc. / Kissner USA 8.375%, due 12/1/22 (e)	21,525,000	21,901,688
NOVA Chemicals Corp. 4.875%, due 6/1/24 (e)	10,000,000	9,500,000
Olin Corp. 5.50%, due 8/15/22	19,094,000	19,428,145
PolyOne Corp. 5.25%, due 3/15/23	26,754,000	26,887,770
		145,383,315
Commercial Services 4.4%
Ashtead Capital, Inc. (e)
4.375%, due 8/15/27	6,010,000	5,709,500
5.25%, due 8/1/26	6,000,000	6,052,500
5.625%, due 10/1/24	18,785,000	19,254,625
Cimpress N.V. 7.00%, due 6/15/26 (e)	16,875,000	16,453,125
Flexi-Van Leasing, Inc. 10.00%, due 2/15/23 (e)	28,010,000	23,318,325
Gartner, Inc. 5.125%, due 4/1/25 (e)	35,981,000	35,801,095
Graham Holdings Co. 5.75%, due 6/1/26 (e)	33,170,000	34,330,950
IHS Markit, Ltd. (e)
4.75%, due 2/15/25	10,000,000	9,984,000
5.00%, due 11/1/22	60,020,000	61,322,434
Jaguar Holding Co. II / Pharmaceutical Product Development LLC 6.375%, due 8/1/23 (e)	14,976,000	14,901,120
Laureate Education, Inc. 8.25%, due 5/1/25 (e)	3,155,000	3,423,175
Matthews International Corp. 5.25%, due 12/1/25 (e)	10,000,000	9,425,000
Nielsen Co. Luxembourg S.A.R.L. (e)
5.00%, due 2/1/25	28,027,000	27,816,798
5.50%, due 10/1/21	6,850,000	6,903,430
Nielsen Finance LLC / Nielsen Finance Co.
4.50%, due 10/1/20	5,000,000	4,987,500
5.00%, due 4/15/22 (e)	60,935,000	60,843,597
Ritchie Bros. Auctioneers, Inc. 5.375%, due 1/15/25 (e)	11,270,000	11,326,350
United Rentals North America, Inc.
4.625%, due 7/15/23	5,855,000	5,922,625
4.875%, due 1/15/28	12,000,000	11,385,000
5.875%, due 9/15/26	2,700,000	2,740,500
6.50%, due 12/15/26	12,270,000	12,730,125
		384,631,774
Computers 0.3%
NCR Corp. 6.375%, due 12/15/23	21,795,000	21,849,488

Cosmetics & Personal Care 0.6%
Edgewell Personal Care Co.
4.70%, due 5/19/21	28,000,000	28,210,000
4.70%, due 5/24/22	20,713,000	20,713,000
		48,923,000
Distribution & Wholesale 0.0% ‡
H&E Equipment Services, Inc. 5.625%, due 9/1/25	3,000,000	2,932,500

Diversified Financial Services 3.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.00%, due 10/1/21	11,745,000	11,993,434
Credit Acceptance Corp.
6.125%, due 2/15/21	8,362,000	8,382,905
7.375%, due 3/15/23	25,095,000	25,753,744
Jefferies Finance LLC / JFIN Co-Issuer Corp. (e)
7.25%, due 8/15/24	12,250,000	11,652,812
7.50%, due 4/15/21	5,000,000	5,043,750
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. (e)
5.25%, due 3/15/22	10,830,000	10,884,150
5.25%, due 10/1/25	1,820,000	1,688,050
5.875%, due 8/1/21	25,700,000	25,989,125
Lincoln Finance, Ltd. 7.375%, due 4/15/21 (e)	18,090,000	18,270,900
LPL Holdings, Inc. 5.75%, due 9/15/25 (e)	24,920,000	24,503,836
Nationstar Mortgage Holdings, Inc. (e)
8.125%, due 7/15/23	6,500,000	6,579,300
9.125%, due 7/15/26	15,000,000	15,186,000
Ocwen Loan Servicing LLC 8.375%, due 11/15/22 (e)	13,000,000	11,878,750
Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc. 6.375%, due 12/15/22 (e)	19,500,000	19,743,750
Quicken Loans, Inc. 5.75%, due 5/1/25 (e)	2,000,000	1,930,000
Springleaf Finance Corp. 7.125%, due 3/15/26	31,000,000	29,527,500
VFH Parent LLC / Orchestra Co-Issuer, Inc. 6.75%, due 6/15/22 (e)	26,865,000	27,267,975
Werner FinCo, L.P. / Werner FinCo, Inc. 8.75%, due 7/15/25 (e)	11,430,000	10,058,400
		266,334,381
Electric 1.8%
Calpine Corp. (e)
5.875%, due 1/15/24	21,121,000	21,121,000
6.00%, due 1/15/22	24,773,000	24,958,797
GenOn Energy, Inc. (Escrow Claim) 9.50%, due 10/15/18 (b)(c)(d)(g)(h)	59,085,000	22,402,669
GenOn Energy, Inc. / NRG Americas, Inc. 9.392% (6 Month LIBOR + 6.50%), due 12/1/23 (i)	37,399,314	37,118,819
Keystone Power Pass-Through Holders LLC / Conemaugh Power Pass-Through Holders 13.00% (1.00% Cash and 12.00% PIK), due 6/1/24 (a)(e)	8,790,803	8,790,803
NRG Energy, Inc.
6.25%, due 5/1/24	5,340,000	5,526,900
6.625%, due 1/15/27	7,000,000	7,369,040
RRI Energy, Inc. (Escrow Claim) 7.875%, due 6/15/49 (b)(c)(d)(g)	81,632,000	31,670,767
		158,958,795
Electrical Components & Equipment 0.3%
Energizer Holdings, Inc. 7.75%, due 1/15/27 (e)	13,760,000	14,177,616
WESCO Distribution, Inc. 5.375%, due 12/15/21	14,549,000	14,658,118
		28,835,734
Electrical Equipment 0.2%
Resideo Funding, Inc. 6.125%, due 11/1/26 (e)	14,840,000	15,285,200

Electronics 0.2%
Itron, Inc. 5.00%, due 1/15/26 (e)	17,830,000	17,000,014

Engineering & Construction 0.5%
Tutor Perini Corp. 6.875%, due 5/1/25 (e)	10,210,000	10,097,894
Weekley Homes LLC / Weekley Finance Corp.
6.00%, due 2/1/23	26,379,000	24,532,470
6.625%, due 8/15/25	11,015,000	10,133,800
		44,764,164
Entertainment 1.2%
Boyne USA, Inc. 7.25%, due 5/1/25 (e)	13,450,000	14,156,125
Churchill Downs, Inc. 4.75%, due 1/15/28 (e)	7,000,000	6,711,250
International Game Technology PLC 6.25%, due 1/15/27 (e)	21,500,000	21,795,625
Jacobs Entertainment, Inc. 7.875%, due 2/1/24 (e)	10,359,000	10,880,058
Merlin Entertainments PLC 5.75%, due 6/15/26 (e)	28,100,000	28,662,000
Rivers Pittsburgh Borrower, L.P. / Rivers Pittsburgh Finance Corp. 6.125%, due 8/15/21 (e)	23,000,000	22,942,500
		105,147,558
Food 2.0%
B&G Foods, Inc. 5.25%, due 4/1/25	25,275,000	24,782,137
C&S Group Enterprises LLC 5.375%, due 7/15/22 (e)(j)	53,700,000	52,894,500
Ingles Markets, Inc. 5.75%, due 6/15/23	6,617,000	6,683,170
KeHE Distributors LLC / KeHE Finance Corp. 7.625%, due 8/15/21 (e)	23,325,000	22,042,125
Land O'Lakes Capital Trust I 7.45%, due 3/15/28 (e)	16,324,000	17,181,010
Land O'Lakes, Inc. 6.00%, due 11/15/22 (e)	23,000,000	23,537,751
Simmons Foods, Inc. 7.75%, due 1/15/24 (e)	7,000,000	7,210,000
TreeHouse Foods, Inc. 6.00%, due 2/15/24 (e)	19,115,000	19,638,751
		173,969,444
Forest Products & Paper 1.3%
Mercer International, Inc.
5.50%, due 1/15/26	5,000,000	4,637,500
6.50%, due 2/1/24	15,958,000	16,123,644
7.375%, due 1/15/25 (e)	15,000,000	15,262,500
Schweitzer-Mauduit International, Inc. 6.875%, due 10/1/26 (e)	16,380,000	15,724,800
Smurfit Kappa Treasury Funding DAC 7.50%, due 11/20/25	52,580,000	59,809,750
		111,558,194
Gas 0.9%
AmeriGas Partners, L.P. / AmeriGas Finance Corp.
5.50%, due 5/20/25	5,575,000	5,463,500
5.625%, due 5/20/24	26,531,000	26,199,362
5.75%, due 5/20/27	16,005,000	15,284,775
5.875%, due 8/20/26	24,425,000	24,065,953
Rockpoint Gas Storage Canada, Ltd. 7.00%, due 3/31/23 (e)	10,000,000	9,750,000
		80,763,590
Health Care - Products 0.3%
Avanos Medical, Inc. 6.25%, due 10/15/22	9,331,000	9,494,293
Hill-Rom Holdings, Inc. 5.75%, due 9/1/23 (e)	9,040,000	9,288,600
Hologic, Inc. 4.375%, due 10/15/25 (e)	8,150,000	8,004,278
		26,787,171
Health Care - Services 5.5%
Acadia Healthcare Co., Inc.
5.625%, due 2/15/23	25,940,000	25,486,050
6.50%, due 3/1/24	11,195,000	11,027,075
AHP Health Partners, Inc. 9.75%, due 7/15/26 (e)	10,000,000	10,375,000
Catalent Pharma Solutions, Inc. 4.875%, due 1/15/26 (e)	11,264,000	10,926,080
Centene Corp.
5.375%, due 6/1/26 (e)	8,045,000	8,306,462
5.625%, due 2/15/21	14,930,000	15,153,950
6.125%, due 2/15/24	23,817,000	24,948,307
Charles River Laboratories International, Inc. 5.50%, due 4/1/26 (e)	8,920,000	9,098,400
Encompass Health Corp. 5.75%, due 11/1/24	20,535,000	20,766,019
HCA, Inc.
4.25%, due 10/15/19	5,000,000	5,032,500
5.25%, due 4/15/25	15,000,000	15,880,500
5.25%, due 6/15/26	11,805,000	12,387,872
5.375%, due 2/1/25	25,525,000	26,346,650
5.375%, due 9/1/26	4,170,000	4,267,745
5.625%, due 9/1/28	8,000,000	8,272,480
5.875%, due 3/15/22	12,030,000	12,751,800
5.875%, due 5/1/23	7,240,000	7,656,300
5.875%, due 2/15/26	26,000,000	27,430,000
5.875%, due 2/1/29	2,915,000	3,053,463
7.50%, due 2/15/22	9,417,000	10,311,615
7.50%, due 12/15/23	1,500,000	1,633,125
7.50%, due 11/6/33	9,000,000	9,945,000
7.58%, due 9/15/25	8,020,000	8,581,400
7.69%, due 6/15/25	30,925,000	34,017,500
8.36%, due 4/15/24	4,524,000	5,021,640
Molina Healthcare, Inc. 5.375%, due 11/15/22	8,180,000	8,343,600
MPH Acquisition Holdings LLC 7.125%, due 6/1/24 (e)	55,000,000	54,615,000
Polaris Intermediate Corp. 8.50% (8.50% PIK), due 12/1/22 (a)(e)	19,000,000	18,382,500
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc. 9.75%, due 12/1/26 (e)	23,000,000	22,949,400
Tenet Healthcare Corp.
6.00%, due 10/1/20	5,000,000	5,164,000
8.125%, due 4/1/22	11,000,000	11,508,750
WellCare Health Plans, Inc.
5.25%, due 4/1/25	15,310,000	15,539,650
5.375%, due 8/15/26 (e)	7,255,000	7,381,962
		472,561,795
Home Builders 2.6%
Ashton Woods USA LLC / Ashton Woods Finance Co. (e)
6.75%, due 8/1/25	5,496,000	4,905,180
6.875%, due 2/15/21	21,140,000	20,611,500
Brookfield Residential Properties, Inc. (e)
6.375%, due 5/15/25	6,665,000	6,265,100
6.50%, due 12/15/20	24,800,000	24,831,000
Brookfield Residential Properties, Inc. / Brookfield Residential U.S. Corp. 6.125%, due 7/1/22 (e)	37,996,000	37,236,080
Century Communities, Inc.
5.875%, due 7/15/25	4,630,000	4,259,600
6.875%, due 5/15/22	35,546,000	35,720,175
M/I Homes, Inc. 5.625%, due 8/1/25	8,000,000	7,360,000
Mattamy Group Corp. 6.50%, due 10/1/25 (e)	12,915,000	11,978,662
New Home Co., Inc. 7.25%, due 4/1/22	20,030,000	18,377,525
Shea Homes, L.P. / Shea Homes Funding Corp. (e)
5.875%, due 4/1/23	9,137,000	8,680,150
6.125%, due 4/1/25	24,500,000	22,662,500
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc. 5.25%, due 4/15/21 (e)	6,430,000	6,438,038
Williams Scotsman International, Inc. 6.875%, due 8/15/23 (e)	12,300,000	12,042,315
		221,367,825
Household Products & Wares 1.0%
Prestige Brands, Inc. 6.375%, due 3/1/24 (e)	42,598,000	42,385,010
Spectrum Brands, Inc.
5.75%, due 7/15/25	13,687,000	13,485,801
6.125%, due 12/15/24	4,000,000	3,980,000
6.625%, due 11/15/22	24,090,000	24,692,250
		84,543,061
Insurance 1.3%
American Equity Investment Life Holding Co. 5.00%, due 6/15/27	27,640,000	27,577,541
Fairfax Financial Holdings, Ltd. 8.30%, due 4/15/26	5,435,000	6,477,078
Fidelity & Guaranty Life Holdings, Inc. 5.50%, due 5/1/25 (e)	17,875,000	17,204,687
HUB International, Ltd. 7.00%, due 5/1/26 (e)	13,000,000	12,610,000
MGIC Investment Corp. 5.75%, due 8/15/23	30,580,000	31,344,500
USIS Merger Sub, Inc. 6.875%, due 5/1/25 (e)	14,600,000	14,016,000
		109,229,806
Internet 2.0%
Cogent Communications Group, Inc. 5.375%, due 3/1/22 (e)	12,046,000	12,238,736
Netflix, Inc.
4.875%, due 4/15/28	2,000,000	1,902,500
5.50%, due 2/15/22	25,265,000	26,226,333
5.75%, due 3/1/24	34,961,000	36,403,141
5.875%, due 2/15/25	7,996,000	8,283,456
5.875%, due 11/15/28 (e)	32,450,000	32,896,188
Symantec Corp. 5.00%, due 4/15/25 (e)	5,000,000	4,976,329
VeriSign, Inc.
4.625%, due 5/1/23	6,615,000	6,656,344
4.75%, due 7/15/27	14,480,000	14,422,080
5.25%, due 4/1/25	26,661,000	27,482,159
		171,487,266
Investment Companies 0.7%
Compass Group Diversified Holdings LLC 8.00%, due 5/1/26 (e)	6,579,000	6,665,349
FS Energy & Power Fund 7.50%, due 8/15/23 (e)	51,500,000	51,178,125
		57,843,474
Iron & Steel 1.0%
Allegheny Ludlum LLC 6.95%, due 12/15/25	22,688,000	22,688,000
Allegheny Technologies, Inc. 7.875%, due 8/15/23	9,610,000	10,246,662
Big River Steel LLC / BRS Finance Corp. 7.25%, due 9/1/25 (e)	53,725,000	56,411,250
		89,345,912
Leisure Time 1.9%
Brunswick Corp. 4.625%, due 5/15/21 (e)	21,573,000	21,410,905
Carlson Travel, Inc. (e)
6.75%, due 12/15/23	72,516,000	71,921,369
9.50%, due 12/15/24	47,475,000	44,329,781
Vista Outdoor, Inc. 5.875%, due 10/1/23	29,402,000	27,196,850
		164,858,905
Lodging 1.7%
Boyd Gaming Corp. 6.00%, due 8/15/26	32,215,000	32,215,000
Choice Hotels International, Inc. 5.75%, due 7/1/22	25,470,000	26,361,450
Hilton Domestic Operating Co., Inc. 5.125%, due 5/1/26 (e)	29,065,000	29,282,987
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp. 6.75%, due 11/15/21 (e)	18,480,000	19,080,600
Marriott Ownership Resorts, Inc. / ILG LLC 6.50%, due 9/15/26 (e)	30,500,000	30,881,250
MGM Resorts International 5.75%, due 6/15/25	11,615,000	11,673,075
		149,494,362
Machinery - Diversified 0.8%
Briggs & Stratton Corp. 6.875%, due 12/15/20	9,000,000	9,191,250
CFX Escrow Corp.
6.00%, due 2/15/24	13,970,000	14,147,182
6.375%, due 2/15/26	16,390,000	16,636,309
Stevens Holding Co., Inc. 6.125%, due 10/1/26 (e)	13,790,000	13,933,140
Tennant Co. 5.625%, due 5/1/25	19,160,000	18,920,500
		72,828,381
Media 6.7%
Altice Financing S.A. 7.50%, due 5/15/26 (e)	15,335,000	14,529,913
Altice France S.A. (e)
6.25%, due 5/15/24	16,100,000	15,782,830
7.375%, due 5/1/26	18,000,000	17,347,320
Block Communications, Inc. 6.875%, due 2/15/25 (e)	38,347,000	39,305,675
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00%, due 2/1/28 (e)	36,740,000	34,903,000
5.125%, due 2/15/23	24,030,000	24,270,300
5.125%, due 5/1/23 (e)	7,000,000	7,093,660
5.125%, due 5/1/27 (e)	37,725,000	36,450,649
5.375%, due 5/1/25 (e)	5,025,000	5,051,633
5.75%, due 2/15/26 (e)	32,995,000	33,489,925
5.875%, due 4/1/24 (e)	23,715,000	24,313,567
5.875%, due 5/1/27 (e)	5,000,000	5,014,000
CSC Holdings LLC 6.50%, due 2/1/29 (e)	8,075,000	8,180,984
DISH DBS Corp.
5.875%, due 7/15/22	24,537,000	23,310,150
5.875%, due 11/15/24	26,150,000	21,671,812
6.75%, due 6/1/21	21,000,000	21,388,710
7.75%, due 7/1/26	15,875,000	13,652,500
Meredith Corp. 6.875%, due 2/1/26 (e)	40,000,000	41,200,000
Midcontinent Communications / Midcontinent Finance Corp. 6.875%, due 8/15/23 (e)	18,030,000	18,570,900
Quebecor Media, Inc. 5.75%, due 1/15/23	34,005,000	35,025,150
Sterling Entertainment Enterprises LLC 10.25%, due 1/15/25 (b)(c)(d)(f)	20,000,000	21,050,000
UPCB Finance IV, Ltd. 5.375%, due 1/15/25 (e)	4,500,000	4,331,250
Videotron, Ltd.
5.00%, due 7/15/22	20,449,000	21,025,662
5.375%, due 6/15/24 (e)	21,850,000	22,820,140
Virgin Media Secured Finance PLC 5.25%, due 1/15/21	69,735,000	70,105,293
		579,885,023
Metal Fabricate & Hardware 1.8%
Grinding Media, Inc. / Moly-Cop AltaSteel, Ltd. 7.375%, due 12/15/23 (e)	45,870,000	46,328,700
Novelis Corp. (e)
5.875%, due 9/30/26	52,000,000	50,180,000
6.25%, due 8/15/24	23,000,000	23,143,750
Optimas OE Solutions Holding LLC / Optimas OE Solutions, Inc. 8.625%, due 6/1/21 (e)	18,775,000	17,366,875
Park-Ohio Industries, Inc. 6.625%, due 4/15/27	16,190,000	15,744,775
		152,764,100
Mining 1.9%
Alcoa Nederland Holding B.V. (e)
6.75%, due 9/30/24	7,910,000	8,239,531
7.00%, due 9/30/26	19,960,000	21,057,800
Constellium N.V. 5.875%, due 2/15/26 (e)	7,000,000	6,702,500
First Quantum Minerals, Ltd. 7.25%, due 4/1/23 (e)	19,993,000	19,143,497
Freeport McMoRan, Inc. 6.875%, due 2/15/23	64,911,000	67,831,995
Hecla Mining Co. 6.875%, due 5/1/21	30,123,000	30,181,439
Joseph T. Ryerson & Son, Inc. 11.00%, due 5/15/22 (e)	9,500,000	9,831,075
		162,987,837
Miscellaneous - Manufacturing 1.1%
Amsted Industries, Inc. 5.00%, due 3/15/22 (e)	22,020,000	21,799,800
CTP Transportation Products LLC / CTP Finance, Inc. 8.25%, due 12/15/19 (e)	26,950,000	26,613,125
EnPro Industries, Inc. 5.75%, due 10/15/26 (e)	8,870,000	8,825,650
Gates Global LLC / Gates Global Co. 6.00%, due 7/15/22 (e)	17,876,000	17,970,743
Koppers, Inc. 6.00%, due 2/15/25 (e)	17,475,000	15,552,750
		90,762,068
Oil & Gas 6.9%
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (e)
7.00%, due 11/1/26	13,790,000	13,307,350
10.00%, due 4/1/22	13,335,000	14,251,781
California Resources Corp.
5.00%, due 1/15/20	16,470,000	15,070,050
8.00%, due 12/15/22 (e)	48,720,000	39,311,194
Callon Petroleum Co. 6.125%, due 10/1/24	21,500,000	21,553,750
Calumet Specialty Products Partners, L.P. / Calumet Finance Corp. 7.625%, due 1/15/22	4,161,000	3,890,535
CNX Resources Corp. 5.875%, due 4/15/22	4,998,000	4,973,010
Comstock Escrow Corp. 9.75%, due 8/15/26 (e)	50,000,000	46,250,000
Energy Ventures Gom LLC / EnVen Finance Corp. 11.00%, due 2/15/23 (e)	13,000,000	13,910,000
Gulfport Energy Corp.
6.00%, due 10/15/24	43,999,000	41,359,060
6.375%, due 5/15/25	21,725,000	20,584,437
6.375%, due 1/15/26	5,000,000	4,650,000
6.625%, due 5/1/23	6,192,000	6,133,950
Hess Infrastructure Partners L.P. / Hess Infrastructure Partners Finance Corp. 5.625%, due 2/15/26 (e)	2,180,000	2,158,200
Indigo Natural Resources LLC 6.875%, due 2/15/26 (e)	18,620,000	16,292,500
Matador Resources Co. 5.875%, due 9/15/26	22,655,000	22,570,044
Moss Creek Resources Holdings, Inc. 7.50%, due 1/15/26 (e)	14,465,000	12,946,175
Murphy Oil Corp. 6.875%, due 8/15/24	10,590,000	11,116,616
Murphy Oil USA, Inc.
5.625%, due 5/1/27	4,000,000	3,940,000
6.00%, due 8/15/23	23,635,000	23,989,525
Newfield Exploration Co.
5.625%, due 7/1/24	15,000,000	15,712,500
5.75%, due 1/30/22	12,305,000	12,781,819
Oasis Petroleum, Inc. 6.875%, due 3/15/22	4,731,000	4,719,173
Parsley Energy LLC / Parsley Finance Corp. (e)
5.25%, due 8/15/25	12,325,000	12,201,750
5.625%, due 10/15/27	3,075,000	3,048,094
6.25%, due 6/1/24	6,100,000	6,251,695
PDC Energy, Inc. 6.125%, due 9/15/24	21,421,000	20,903,040
PetroQuest Energy, Inc. 10.00%, due 2/15/21 (c)(g)(h)	70,730,926	20,511,969
QEP Resources, Inc. 5.625%, due 3/1/26	9,000,000	8,640,000
Range Resources Corp.
5.75%, due 6/1/21	23,225,000	23,341,125
5.875%, due 7/1/22	23,861,000	23,920,652
Rex Energy Corp. (Escrow Claim) 8.00%, due 10/1/20 (c)(f)(h)	124,195,000	1,515,179
Southwestern Energy Co. 7.50%, due 4/1/26	20,400,000	20,961,000
SRC Energy, Inc. 6.25%, due 12/1/25	26,660,000	23,660,750
Talos Production LLC / Talos Production Finance, Inc. 11.00%, due 4/3/22	24,562,822	25,361,114
Transocean Guardian, Ltd. 5.875%, due 1/15/24 (e)	6,898,500	6,932,992
Transocean Poseidon, Ltd. 6.875%, due 2/1/27 (e)	8,000,000	8,124,000
Ultra Resources, Inc. 6.875%, due 4/15/22 (e)	28,880,000	11,552,000
Whiting Petroleum Corp. 6.625%, due 1/15/26	3,450,000	3,381,000
WPX Energy, Inc. 6.00%, due 1/15/22	8,154,000	8,276,310
		600,054,339
Oil & Gas Services 0.7%
Bristow Group, Inc. 8.75%, due 3/1/23 (e)	5,300,000	4,432,125
Forum Energy Technologies, Inc. 6.25%, due 10/1/21	44,275,000	39,183,375
Nine Energy Service, Inc. 8.75%, due 11/1/23 (e)	13,290,000	13,323,225
		56,938,725
Pharmaceuticals 0.8%
Bausch Health Co., Inc. 6.125%, due 4/15/25 (e)	5,000,000	4,725,000
Endo Dac / Endo Finance LLC / Endo Finco, Inc. (e)
6.00%, due 7/15/23	12,860,000	10,508,163
6.00%, due 2/1/25	4,000,000	3,090,000
Endo Finance LLC / Endo Finco, Inc. (e)
5.375%, due 1/15/23	15,500,000	12,651,875
7.25%, due 1/15/22	8,500,000	8,011,250
Valeant Pharmaceuticals International 9.25%, due 4/1/26 (e)	29,500,000	31,712,500
		70,698,788
Pipelines 4.0%
ANR Pipeline Co.
7.375%, due 2/15/24	2,555,000	2,869,507
9.625%, due 11/1/21	10,349,000	11,960,363
Antero Midstream Partners, L.P. / Antero Midstream Finance Corp. 5.375%, due 9/15/24	10,720,000	10,505,600
Cheniere Corpus Christi Holdings LLC 5.875%, due 3/31/25	16,380,000	17,255,675
Cheniere Energy Partners, L.P.
5.25%, due 10/1/25	14,515,000	14,587,430
5.625%, due 10/1/26 (e)	15,680,000	15,717,005
CNX Midstream Partners L.P. / CNX Midstream Finance Corp. 6.50%, due 3/15/26 (e)	12,000,000	11,805,000
DCP Midstream Operating, L.P. 5.375%, due 7/15/25	11,500,000	11,730,000
Delek Logistics Partners L.P. / Delek Logistics Finance Corp. 6.75%, due 5/15/25	9,593,000	9,497,070
Genesis Energy, L.P. / Genesis Energy Finance Corp. 6.75%, due 8/1/22	37,080,000	37,235,736
Holly Energy Partners, L.P. / Holly Energy Finance Corp. 6.00%, due 8/1/24 (e)	18,000,000	18,135,000
MPLX, L.P.
4.875%, due 12/1/24	27,495,000	28,667,819
4.875%, due 6/1/25	28,790,000	29,971,396
NGPL PipeCo LLC 4.875%, due 8/15/27 (e)	16,630,000	16,463,700
NuStar Logistics, L.P. 6.75%, due 2/1/21	12,715,000	13,064,663
Sabine Pass Liquefaction LLC 5.875%, due 6/30/26	14,550,000	15,765,878
SemGroup Corp. 6.375%, due 3/15/25	7,997,000	7,499,587
Semgroup Corp. / Rose Rock Finance Corp.
5.625%, due 7/15/22	750,000	712,500
5.625%, due 11/15/23	6,000,000	5,580,000
Tallgrass Energy Partners, L.P. / Tallgrass Energy Finance Corp. 5.50%, due 9/15/24 (e)	28,235,000	28,305,587
Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp. (e)
5.875%, due 4/15/26	10,090,000	10,178,288
6.50%, due 7/15/27 (c)	18,950,000	19,541,998
TransMontaigne Partners, L.P. / TLP Finance Corp. 6.125%, due 2/15/26	13,723,000	12,522,238
		349,572,040
Real Estate 1.1%
CBRE Services, Inc. 5.25%, due 3/15/25	8,405,000	8,786,987
Howard Hughes Corp. 5.375%, due 3/15/25 (e)	27,500,000	27,352,875
Kennedy-Wilson, Inc. 5.875%, due 4/1/24	21,805,000	21,320,929
Newmark Group, Inc. 6.125%, due 11/15/23 (e)	23,694,000	23,642,938
Realogy Group LLC / Realogy Co-Issuer Corp. 4.875%, due 6/1/23 (e)	17,835,000	16,096,087
		97,199,816
Real Estate Investment Trusts 4.3%
Crown Castle International Corp.
4.875%, due 4/15/22	2,000,000	2,072,030
5.25%, due 1/15/23	59,363,000	62,540,132
CTR Partnership LP / CareTrust Capital Corp. 5.25%, due 6/1/25	9,575,000	9,335,625
Equinix, Inc.
5.375%, due 1/1/22	20,391,000	20,773,331
5.375%, due 4/1/23	17,525,000	17,722,156
5.375%, due 5/15/27	56,435,000	56,576,087
5.75%, due 1/1/25	36,737,000	37,930,953
5.875%, due 1/15/26	46,725,000	48,257,580
MGM Growth Properties Operating Partnership, L.P. / MGP Finance Co-Issuer, Inc.
4.50%, due 9/1/26	5,000,000	4,737,500
5.625%, due 5/1/24	63,960,000	65,718,900
5.75%, due 2/1/27 (e)	17,800,000	17,953,080
MPT Operating Partnership, L.P. / MPT Finance Corp. 5.00%, due 10/15/27	20,025,000	19,494,338
Starwood Property Trust, Inc. 5.00%, due 12/15/21	5,000,000	5,050,000
		368,161,712
Retail 3.9%
Asbury Automotive Group, Inc. 6.00%, due 12/15/24	55,326,000	55,602,630
Beacon Roofing Supply, Inc. 4.875%, due 11/1/25 (e)	30,930,000	28,803,563
Cumberland Farms, Inc. 6.75%, due 5/1/25 (e)	20,775,000	21,086,625
DriveTime Automotive Group, Inc. / Bridgecrest Acceptance Corp. 8.00%, due 6/1/21 (e)	43,301,000	43,192,747
Group 1 Automotive, Inc.
5.00%, due 6/1/22	15,040,000	14,908,400
5.25%, due 12/15/23 (e)	11,305,000	10,852,800
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC (e)
4.75%, due 6/1/27	12,287,000	11,903,031
5.00%, due 6/1/24	27,355,000	27,423,388
5.25%, due 6/1/26	34,750,000	35,184,375
KGA Escrow, LLC 7.50%, due 8/15/23 (e)	13,000,000	13,117,650
L Brands, Inc.
5.625%, due 2/15/22	5,000,000	5,081,250
6.694%, due 1/15/27	10,587,000	10,057,650
Penske Automotive Group, Inc.
5.375%, due 12/1/24	7,000,000	6,912,500
5.75%, due 10/1/22	27,491,000	27,903,365
Rite Aid Corp. 6.125%, due 4/1/23 (e)	32,040,000	27,033,750
		339,063,724
Semiconductors 0.3%
Micron Technology, Inc. 5.50%, due 2/1/25	26,142,000	26,510,275

Software 3.6%
ACI Worldwide, Inc. 5.75%, due 8/15/26 (e)	9,555,000	9,855,983
Ascend Learning LLC 6.875%, due 8/1/25 (e)	27,000,000	27,000,000
CDK Global, Inc.
4.875%, due 6/1/27	3,635,000	3,525,950
5.875%, due 6/15/26	25,380,000	25,990,389
Donnelley Financial Solutions, Inc. 8.25%, due 10/15/24	20,475,000	20,295,844
Fair Isaac Corp. 5.25%, due 5/15/26 (e)	10,650,000	10,703,250
First Data Corp. 5.00%, due 1/15/24 (e)	3,500,000	3,576,563
IQVIA, Inc. 5.00%, due 10/15/26 (e)	30,113,000	30,150,641
MSCI, Inc. (e)
4.75%, due 8/1/26	13,290,000	13,240,162
5.25%, due 11/15/24	32,022,000	32,582,385
5.375%, due 5/15/27	15,110,000	15,336,650
5.75%, due 8/15/25	41,284,000	42,832,150
Open Text Corp. 5.875%, due 6/1/26 (e)	10,990,000	11,347,175
PTC, Inc. 6.00%, due 5/15/24	48,968,000	50,743,090
RP Crown Parent LLC 7.375%, due 10/15/24 (e)	13,595,000	13,832,912
		311,013,144
Telecommunications 6.7%
CenturyLink, Inc.
5.80%, due 3/15/22	30,940,000	31,005,902
6.45%, due 6/15/21	10,000,000	10,178,000
Cogent Communications Finance, Inc. 5.625%, due 4/15/21 (e)	35,015,000	35,190,075
Frontier Communications Corp.
10.50%, due 9/15/22	19,279,000	13,808,584
11.00%, due 9/15/25	33,071,000	21,310,126
Hughes Satellite Systems Corp.
5.25%, due 8/1/26	21,850,000	20,921,375
6.625%, due 8/1/26	19,275,000	18,552,188
7.625%, due 6/15/21	31,530,000	33,421,800
Inmarsat Finance PLC 4.875%, due 5/15/22 (e)	23,320,000	22,562,100
Level 3 Financing, Inc. 5.625%, due 2/1/23	11,000,000	11,055,000
QualityTech, L.P. / QTS Finance Corp. 4.75%, due 11/15/25 (e)	24,701,000	23,095,435
Sprint Capital Corp. 6.875%, due 11/15/28	72,125,000	71,584,062
Sprint Communications, Inc.
7.00%, due 3/1/20 (e)	25,490,000	26,222,837
9.25%, due 4/15/22	16,831,000	19,481,883
Sprint Corp. 7.875%, due 9/15/23	22,000,000	23,375,000
T-Mobile USA, Inc.
4.00%, due 4/15/22	3,000,000	2,962,500
4.75%, due 2/1/28	31,435,000	30,138,306
5.125%, due 4/15/25	26,615,000	26,881,150
5.375%, due 4/15/27	33,000,000	33,247,500
6.00%, due 4/15/24	15,315,000	15,697,875
6.375%, due 3/1/25	37,982,000	39,406,325
6.50%, due 1/15/24	14,485,000	14,991,975
6.50%, due 1/15/26	32,000,000	33,840,000
		578,929,998
Textiles 0.4%
Eagle Intermediate Global Holding B.V. / Ruyi U.S. Finance LLC 7.50%, due 5/1/25 (e)	37,879,000	36,079,748

Toys, Games & Hobbies 0.4%
Mattel, Inc. 6.75%, due 12/31/25 (e)	35,560,000	33,604,200

Trucking & Leasing 0.3%
Fortress Transportation & Infrastructure Investors LLC 6.75%, due 3/15/22 (e)	23,000,000	23,071,530

Total Corporate Bonds (Cost $7,956,811,339)		7,874,146,130

Loan Assignments 1.7%
Auto Parts & Equipment 0.1%
Dealer Tire LLC 2018 Term Loan B 7.999% (1 Month LIBOR + 5.50%), due 12/4/25 (i)	10,000,000	9,875,000

Diversified Financial Services 0.2%
Jane Street Group LLC 2018 Term Loan B 5.499% (1 Month LIBOR + 3.00%), due 8/25/22 (i)	21,723,650	21,452,105

Diversified/Conglomerate Service 0.1%
United Rentals, Inc. Term Loan B 4.249% (1 Month LIBOR + 1.75%), due 10/31/25 (i)	5,985,000	5,946,349

Metal Fabricate & Hardware 0.1%
Neenah Foundry Co. (b)(i) 2017 Term Loan 9.119% (2 Month LIBOR + 6.50%), due 12/13/22 9.134% (2 Month LIBOR + 6.50%), due 12/13/22	5,233,880 4,541,258	5,129,202 4,450,433
		9,579,635
Mining, Steel, Iron & Non-Precious Metals 0.1%
Aleris International, Inc. 2018 Term Loan 7.249% (1 Month LIBOR + 4.75%), due 2/27/23 (i)	8,955,000	8,955,000

Oil & Gas 0.2%
PetroQuest Energy, Inc. Term Loan Note 10.00%, due 10/17/20 (c)(d)	17,000,000	17,000,000

Retail Stores 0.6%
Bass Pro Group LLC Term Loan B 7.499% (1 Month LIBOR + 5.00%), due 9/25/24 (i)	56,008,974	55,308,861

Software 0.1%
RP Crown Parent LLC 2016 Term Loan B 5.25%, due 10/12/23 (i)	5,000,000	4,914,585

Transportation 0.2%
Commercial Barge Line Co. 2015 1st Lien Term Loan 11.249% (1 Month LIBOR + 8.75%), due 11/12/20 (i)	22,887,352	15,982,993

Total Loan Assignments (Cost $151,058,127)		149,014,528

Total Long-Term Bonds (Cost $8,216,965,453)		8,082,402,948

	Shares	Value
Common Stocks 0.8%
Auto Parts & Equipment 0.1%
American Tire Distributors, Inc. (d)	142,545	2,619,265
Exide Technologies (b)(c)(d)(f)(k)	2,084,972	4,941,383
		7,560,648

Electric Utilities 0.1%
Keycon Power Holdings LLC (b)(d)	38,680	9,935,345

Lodging 0.0% ‡
Majestic Star Casino LLC Membership Units (c)(d)(f)(k)	446,020	423,719

Media 0.0% ‡
ION Media Networks, Inc. (b)(c)(d)(f)	2,287	1,416,316

Metals & Mining 0.1%
Neenah Enterprises, Inc. (b)(c)(d)(k)	720,961	9,898,795

Oil, Gas & Consumable Fuels 0.5%
PetroQuest Energy, Inc. (k)	908,262	9,083
Talos Energy, Inc. (k)	2,074,193	39,617,086
Titan Energy LLC (k)	91,174	5,014
		39,631,183

Total Common Stocks (Cost $147,719,118)		68,866,006

Exchange-Traded Funds 0.4%
iShares Gold Trust (k)	618,700	7,820,368
SPDR Gold Shares (k)	189,000	23,577,750

Total Exchange-Traded Funds (Cost $28,668,073)		31,398,118

Short-Term Investment 5.2%
Investment Company 5.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.32% (l)	448,168,830	448,168,830

Total Short-Term Investment (Cost $448,168,830)		448,168,830

Total Investments (Cost $8,841,521,474)	99.8%	8,630,835,902
Other Assets, Less Liabilities	0.2	18,735,555
Net Assets	100.0%	$8,649,571,457

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	PIK ("Payment-in-Kind") - issuer may pay interest or dividends with additional securities and/or in cash.
(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(c)	Illiquid security - As of January 31, 2019, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $301,326,946, which represented 3.5% of the Fund's net assets.
(d)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2019, the total market value of fair valued securities was $272,312,410, which represented 3.1% of the Fund's net assets.
(e)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(f)	Restricted security.
(g)	Issue in non-accrual status.
(h)	Issue in default.
(i)	Floating rate - Rate shown was the rate in effect as of January 31, 2019.
(j)	All or a portion of this security was held on loan. As of January 31, 2019, the market value of securities loaned was $2,216,662 and the Fund received non-cash collateral in the form of U.S. Treasury securities with a value of $2,268,345.
(k)	Non-income producing security.
(l)	Current yield as of January 31, 2019.

The following abbreviations are used in the preceding pages:

LIBOR	—London Interbank Offered Rate
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds (b)	$—	$5,827,680	$53,414,610	$59,242,290
Corporate Bonds (c)	—	7,701,483,153	172,662,977	7,874,146,130
Loan Assignments (d)	—	139,434,893	9,579,635	149,014,528
Total Long-Term Bonds	—	7,846,745,726	235,657,222	8,082,402,948
Common Stocks (e) (f)	39,631,183	3,042,984	26,191,839	68,866,006
Exchange-Traded Funds	31,398,118	—	—	31,398,118
Short-Term Investment
Investment Company	448,168,830	—	—	448,168,830
Total Investments in Securities	$519,198,131	$7,849,788,710	$261,849,061	$8,630,835,902

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $53,403,507 and $11,103 are held in Auto Parts & Equipment and Mining, respectively, within the Convertible Bonds section of the Portfolio of Investments.

(c)	The Level 3 securities valued at $97,539,541, $54,073,436, and $21,050,000 are held in Auto Parts & Equipment, Electric, and Media, respectively, within the Corporate Bonds section of the Portfolio of Investments.

(d)	The Level 3 security valued at $9,579,635 is held in Metal Fabricate & Hardware within the Loan Assignments section of the Portfolio of Investments, which was valued by a pricing service without adjustment.

(e)	The level 2 securities valued at $2,619,265 and $423,719 are held in Auto Parts & Equipment and Lodging, respectively, within the Common Stocks section of the Portfolio of Investments.

(f)	The Level 3 securities valued at $4,941,383, $9,935,345, $1,416,316, and $9,898,795 are held in Auto Parts & Equipment, Electric Utilities, Media, and Metals & Mining, respectively, within the Common Stocks section of the Portfolio of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases		Sales		Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of January 31, 2019
Long-Term Bonds
Convertible Bonds
Auto Parts & Equipment	$64,561,066	$279,543	$-	$(15,186,536)	$3,749,434	(a)	$-		$-	$-	$53,403,507	$(15,186,536)
Mining	11,029	230	-	(156)	-		-		-	-	11,103	(156)
Corporate Bonds
Auto Parts & Equipment	96,059,602	526,859	-	(2,790,891)	3,743,971	(a)	-		-	-	97,539,541	(2,790,891)
Electric	-	-	-	10,822,546	43,250,890		-		-		54,073,436	10,822,546
Media	21,150,000	-	-	-	-		-		-		21,150,000	-
Loan Assignments
Metal Fabricate & Hardware	10,481,625	5,188	6,559	(101,375)	-		(812,362	)(b)	-	-	9,579,635	(101,375)
Common Stocks
Auto Parts & Equipment	6,484,263	-	-	(1,542,880)	-		-		-	-	4,941,383	(1,542,880)
Electric Utilities	-	-	-	-	9,935,345		-		-	-	9,935,345	-
Media	1,416,316	-	-	-	-		-		-	-	1,416,316	-
Metals & Mining	9,898,795	-	-	-	-		-		-	-	9,898,795	-
Total	$210,062,696	$811,820	$6,559	$(8,799,292)	$60,679,640		$(812,362)		$-	$-	$261,949,061	$(8,799,292)

(a)	Purchases include PIK securities.
(b)	Sales include principal reductions.

MainStay MacKay International Equity Fund
Portfolio of Investments January 31, 2019 (Unaudited)

	Shares	Value
Common Stocks 96.1% †
Canada 5.5%
Bank of Nova Scotia (Banks)	158,126	$9,001,731
Constellation Software, Inc. (Software)	10,662	7,957,206
		16,958,937

China 2.8%
Tencent Holdings, Ltd. (Interactive Media & Services)	199,284	8,786,918

Denmark 2.5%
Novo Nordisk A/S, Class B (Pharmaceuticals)	164,012	7,649,401

France 2.8%
Teleperformance S.E. (Professional Services)	51,374	8,838,040

Germany 11.0%
Fresenius Medical Care A.G. & Co. KGaA (Health Care Providers & Services)	124,308	9,157,326
Scout24 A.G. (Interactive Media & Services) (a)	187,857	8,811,562
United Internet A.G., Registered (Diversified Telecommunication Services)	216,086	8,555,212
Wirecard A.G. (IT Services)	45,831	7,590,693
		34,114,793
India 3.9%
Housing Development Finance Corp., Ltd. (Thrifts & Mortgage Finance)	296,159	7,991,130
Yes Bank, Ltd. (Banks)	1,522,390	4,152,751
		12,143,881
Ireland 6.1%
Accenture PLC, Class A (IT Services)	61,064	9,376,377
ICON PLC (Life Sciences Tools & Services) (b)	64,844	9,070,379
Paddy Power Betfair PLC (Hotels, Restaurants & Leisure)	5,756	470,735
		18,917,491
Italy 2.5%
Banca IFIS S.p.A. (Diversified Financial Services)	181,576	3,487,418
DiaSorin S.p.A. (Health Care Equipment & Supplies)	45,425	4,156,875
		7,644,293
Japan 13.1%
CyberAgent, Inc. (Media)	105,300	3,383,521
Lion Corp. (Household Products)	305,700	6,351,151
Relo Group, Inc. (Real Estate Management & Development)	264,700	6,954,982
Takeda Pharmaceutical Co., Ltd. (Pharmaceuticals)	104,421	4,207,517
TechnoPro Holdings, Inc. (Professional Services)	14,900	779,711
Tsuruha Holdings, Inc. (Food & Staples Retailing)	98,788	9,105,637
ZOZO, Inc. (Internet & Direct Marketing Retail)	502,096	10,108,758
		40,891,277
Mexico 1.2%
Regional S.A.B. de C.V. (Banks)	735,587	3,892,536

Netherlands 6.6%
GrandVision N.V. (Specialty Retail) (a)	159,756	3,562,047
IMCD N.V. (Trading Companies & Distributors)	86,703	6,341,450
Koninklijke Philips N.V. (Health Care Equipment & Supplies)	266,554	10,483,153
		20,386,650
Spain 5.9%
Amadeus IT Group S.A. (IT Services)	81,056	5,889,462
Grifols S.A. (Biotechnology)	137,578	3,582,482
Industria de Diseno Textil S.A. (Specialty Retail)	322,995	9,002,193
		18,474,137
Sweden 3.7%
Hexagon AB, Class B (Electronic Equipment, Instruments & Components)	233,820	11,411,463

Switzerland 4.9%
DKSH Holding A.G. (Professional Services)	25,112	1,878,760
Sika A.G., Registered (Chemicals)	30,755	4,051,390
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	116,424	9,424,523
		15,354,673
Taiwan 1.8%
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	144,844	5,449,031

United Kingdom 19.3%
Big Yellow Group PLC (Equity Real Estate Investment Trusts)	266,029	3,344,431
BTG PLC (Pharmaceuticals) (b)	284,658	3,106,332
Experian PLC (Professional Services)	218,800	5,487,018
HomeServe PLC (Commercial Services & Supplies)	411,411	5,091,186
Johnson Matthey PLC (Chemicals)	246,194	9,826,086
LivaNova PLC (Health Care Equipment & Supplies) (b)	82,070	7,576,702
Prudential PLC (Insurance)	585,758	11,412,796
St. James's Place PLC (Capital Markets)	632,276	7,778,766
Whitbread PLC (Hotels, Restaurants & Leisure)	98,805	6,333,189
		59,956,506
United States 2.5%
Samsonite International S.A. (Textiles, Apparel & Luxury Goods) (a)(b)	2,678,412	7,867,493

Total Common Stocks (Cost $293,824,562)		298,737,520

Short-Term Investment 0.1%
Affiliated Investment Company 0.1%
United States 0.1%
MainStay U.S. Government Liquidity Fund, 2.24% (c)	454,614	454,614

Total Short-Term Investment (Cost $454,614)		454,614

Total Investments (Cost $294,279,176)	96.2%	299,192,134
Other Assets, Less Liabilities	3.8	11,720,293
Net Assets	100.0%	$310,912,427

†	Percentages indicated are based on Fund net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	Current yield as of January 31, 2019.

The following abbreviation is used in the preceding pages:

ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$298,737,520	$—	$—	$298,737,520
Short-Term Investment
Affiliated Investment Company	454,614	—	—	454,614
Total Investments in Securities	$299,192,134	$—	$—	$299,192,134

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay Tax Free Bond Fund
Portfolio of Investments January 31, 2019 (Unaudited)

	Principal Amount	Value
Municipal Bonds 98.0% †
Alabama 0.6%
City of Birmingham AL, Unlimited General Obligation Series A 5.00%, due 3/1/43	$4,150,000	$4,487,561
Houston County Health Care Authority, Southeast Alabama Medical, Revenue Bonds 5.00%, due 10/1/25	1,000,000	1,139,930
University of South Alabama, Revenue Bonds
Insured: AGM 4.00%, due 11/1/35	2,000,000	2,099,060
Insured: AGM 5.00%, due 11/1/29	1,110,000	1,283,038
Insured: AGM 5.00%, due 11/1/30	2,000,000	2,293,760
Water Works Board of the City of Birmingham, Revenue Bonds Series B 5.00%, due 1/1/32	6,140,000	7,120,496
		18,423,845
Alaska 0.1%
Alaska Industrial Development & Export Authority, FairBanks Community Hospital, Revenue Bonds 5.00%, due 4/1/32	3,550,000	3,829,811

Arizona 0.8%
Arizona Health Facilities Authority, Phoenix Children's Hospital, Revenue Bonds Series A 5.00%, due 2/1/42	1,000,000	1,054,470
Salt River Project Agricultural Improvement & Power District, Electric System, Revenue Bonds
Series A 5.00%, due 1/1/38	10,000,000	11,646,500
Series A 5.00%, due 1/1/39	10,000,000	11,612,400
		24,313,370
Arkansas 1.5%
City of Fort Smith AR, Water & Sewer, Revenue Bonds
Insured: BAM 5.00%, due 10/1/27	1,945,000	2,302,763
Insured: BAM 5.00%, due 10/1/28	1,535,000	1,809,105
Insured: BAM 5.00%, due 10/1/29	1,075,000	1,260,405
Insured: BAM 5.00%, due 10/1/31	2,335,000	2,702,482
County of Pulaski AR, Arkansas Children's Hospital, Revenue Bonds 5.00%, due 3/1/34	2,000,000	2,254,760
Pulaski County Special School District, Limited General Obligation 4.00%, due 2/1/48	15,500,000	15,686,465
Springdale Public Facilities Board, Arkansas Children's Northwest, Revenue Bonds 5.00%, due 3/1/34	2,890,000	3,297,895
Springdale School District No. 50, Limited General Obligation
4.00%, due 6/1/36	2,500,000	2,572,075
4.00%, due 6/1/40	11,000,000	11,143,220
University of Arkansas, UALR Campus, Revenue Bonds
5.00%, due 10/1/29	1,315,000	1,555,869
5.00%, due 10/1/30	1,110,000	1,304,827
5.00%, due 10/1/31	1,205,000	1,407,344
		47,297,210
California 13.8%
Anaheim City School District, Election 2016, Unlimited General Obligation Series A 4.00%, due 8/1/48	18,200,000	18,554,718
Anaheim Public Financing Authority, Public Improvements Project, Revenue Bonds
Series C, Insured: AGM (zero coupon), due 9/1/31	11,990,000	7,740,864
Series A-1, Insured: NATL-RE 4.75%, due 9/1/33	15,675,000	15,708,074
Antelope Valley Community College District, Election 2016, Unlimited General Obligation Series A 4.50%, due 8/1/38	15,000,000	16,387,650
California Educational Facilities Authority, Loma Linda University, Revenue Bonds Series A 5.00%, due 4/1/42	390,000	436,176
California Educational Facilities Authority, Prerefunded - University of San Francisco, Revenue Bonds 6.125%, due 10/1/30	745,000	833,826
California Educational Facilities Authority, Unrefunded - University of San Francisco, Revenue Bonds 6.125%, due 10/1/30	780,000	874,084
California Health Facilities Financing Authority, Dignity Health, Revenue Bonds Series A 6.00%, due 7/1/34	3,000,000	3,054,450
California Health Facilities Financing Authority, Providence St. Joseph Health, Revenue Bonds Series A 4.00%, due 10/1/35	1,230,000	1,293,763
California Health Facilities Financing Authority, Sutter Health, Revenue Bonds Series A 5.00%, due 11/15/41	5,000,000	5,538,000
California Infrastructure & Economic Development Bank, Revenue Bonds Series A 4.00%, due 10/1/45	3,505,000	3,636,052
California Municipal Finance Authority, Southern California Institute of Architecture Project, Revenue Bonds
5.00%, due 12/1/22	390,000	432,561
5.00%, due 12/1/23	405,000	458,415
5.00%, due 12/1/24	425,000	489,464
5.00%, due 12/1/25	450,000	524,777
5.00%, due 12/1/26	470,000	552,659
5.00%, due 12/1/27	495,000	587,268
5.00%, due 12/1/28	520,000	613,340
California Municipal Finance Authority, West Village Student Housing Project, Revenue Bonds
5.00%, due 5/15/32	1,570,000	1,795,719
5.00%, due 5/15/38	2,895,000	3,206,357
California School Facilities Financing Authority, Azusa Unified School District, Revenue Bonds Insured: AGM (zero coupon), due 8/1/49	16,000,000	3,734,720
California State Educational Facilities Authority, Sutter Health, Revenue Bonds Series A 5.00%, due 11/15/34	5,000,000	5,671,550
California State Public Works Board, Various Capital Project, Revenue Bonds
Series G-1 5.75%, due 10/1/30	1,400,000	1,439,270
Series I-1 6.625%, due 11/1/34	160,000	160,741
California Statewide Communities Development Authority, Cottage Health Obligation Group, Revenue Bonds 5.25%, due 11/1/30	1,475,000	1,560,255
City of Escondido CA, Unlimited General Obligation 5.00%, due 9/1/36	5,000,000	5,789,550
City of Long Beach CA, Airport System, Revenue Bonds Series A 5.00%, due 6/1/30	5,000,000	5,219,850
City of Los Angeles CA, Wastewater System Revenue, Revenue Bonds Subseries A 5.00%, due 6/1/43	10,000,000	11,545,500
City of Los Angeles, Department of Airports, Revenue Bonds (a)
Series C 5.00%, due 5/15/28	2,500,000	3,014,725
Series C 5.00%, due 5/15/29	2,500,000	2,970,375
City of Richmond CA, Wastewater Revenue, Revenue Bonds Series A 5.25%, due 8/1/47	10,000,000	11,626,800
Coachella Valley Unified School District, Election 2005, Unlimited General Obligation Series F, Insured: BAM 5.00%, due 8/1/46	12,385,000	13,868,351
Coast Community College District, Election 2012, Unlimited General Obligation Series D 4.50%, due 8/1/39	20,000,000	22,170,800
Colton Joint Unified School District, Unlimited General Obligation Series B, Insured: BAM 4.00%, due 8/1/30	3,495,000	3,821,153
Etiwanda School District, Election 2016, Unlimited General Obligation Series A 5.00%, due 8/1/46	5,725,000	6,502,741
Firebaugh-Las Deltas Unified School District, Election 2016, Unlimited General Obligation Series A, Insured: AGM 5.25%, due 8/1/41	3,000,000	3,488,040
Fontana Public Finance Authority, Revenue Bonds Series A, Insured: BAM 5.00%, due 9/1/32	2,640,000	2,963,875
Fontana Unified School District, Unlimited General Obligation
Series C (zero coupon), due 8/1/35	14,800,000	6,818,656
Series C (zero coupon), due 8/1/36	15,500,000	6,626,870
Fresno Unified School District, Election 2001, Unlimited General Obligation
Series G (zero coupon), due 8/1/32	6,000,000	2,708,220
Series G (zero coupon), due 8/1/33	10,000,000	4,190,600
Series G (zero coupon), due 8/1/41	23,485,000	5,625,362
Golden State Tobacco Securitization Corp., Asset-Backed, Revenue Bonds Series A, Insured: AGM 5.00%, due 6/1/40	5,410,000	6,135,589
Golden State Tobacco Securitization Corp., Revenue Bonds Series A-1 5.00%, due 6/1/33	12,545,000	14,009,378
Jurupa Unified School District, Unlimited General Obligation Series C 5.25%, due 8/1/43	5,500,000	6,436,485
Live Oak Elementary School District, Certificates of Participation Insured: AGM 5.00%, due 8/1/39	3,205,000	3,588,863
Los Angeles Department of Water & Power, Revenue Bonds Series A 5.00%, due 7/1/33	16,480,000	18,895,309
Oakland Unified School District, Alameda County, Unlimited General Obligation
Insured: AGM 5.00%, due 8/1/27	1,160,000	1,368,545
Insured: AGM 5.00%, due 8/1/28	1,755,000	2,063,511
Insured: AGM 5.00%, due 8/1/29	2,535,000	2,972,237
Oceanside Unified School District, Unrefunded Election 2008, Unlimited General Obligation Series B, Insured: AGM (zero coupon), due 8/1/49	560,000	73,612
Paramount Unified School District, Unlimited General Obligation Insured: BAM (zero coupon), due 8/1/43	25,000,000	5,813,750
Pomona Unified School District, Election 2008, Unlimited General Obligation Series E, Insured: AGM 5.00%, due 8/1/30	3,285,000	3,608,770
Riverside County Redevelopment Successor Agency, Jurupa Valley Project, Tax Allocation
Series B, Insured: BAM 5.00%, due 10/1/28	2,510,000	2,926,083
Series B, Insured: BAM 5.00%, due 10/1/29	875,000	1,015,954
Series B, Insured: BAM 5.00%, due 10/1/30	2,645,000	3,058,731
Riverside County Transportation Commission, Limited Tax, Revenue Bonds Series B 5.00%, due 6/1/35	23,920,000	28,358,117
San Bernardino City Unified School District, Election 2012, Unlimited General Obligation Series A, Insured: AGM 5.00%, due 8/1/30	1,000,000	1,129,180
San Diego Association of Governments, South Bay Expressway, Senior Lien, Revenue Bonds
Series A 5.00%, due 7/1/30	2,475,000	2,927,133
Series A 5.00%, due 7/1/32	1,800,000	2,100,672
Series A 5.00%, due 7/1/38	1,150,000	1,306,964
San Diego Public Facilities Financing Authority, Capital Improvement Projects, Revenue Bonds Series A 5.00%, due 10/15/44	3,000,000	3,422,010
San Jose Redevelopment Agency Successor Agency, Tax Allocation Series A 5.00%, due 8/1/34	20,000,000	23,416,600
San Marcos School Financing Authority, Revenue Bonds
Insured: AGM 5.00%, due 8/15/33	500,000	594,645
Insured: AGM 5.00%, due 8/15/34	1,000,000	1,182,550
Insured: AGM 5.00%, due 8/15/35	1,000,000	1,176,690
Insured: AGM 5.00%, due 8/15/36	1,100,000	1,287,044
Santa Clara County Financing Authority, Revenue Bonds Series Q 4.00%, due 5/15/33	5,000,000	5,307,650
Santa Clara Valley Transportation Authority, Revenue Bonds Series A 5.00%, due 4/1/35	3,900,000	4,484,376
Simi Valley Unified School District, Election 2016, Unlimited General Obligation
Series A 5.00%, due 8/1/38	1,000,000	1,162,780
Series A 5.00%, due 8/1/39	1,000,000	1,157,060
Series A 5.00%, due 8/1/40	1,195,000	1,374,919
Solano County Community College District, Election 2012, Unlimited General Obligation Series C 5.25%, due 8/1/42	16,460,000	19,245,032
Southern California Public Power Authority, Apex Power Project, Revenue Bonds Series A 5.00%, due 7/1/33	4,500,000	5,178,735
Southwestern Community College District, Election 2008, Unlimited General Obligation Series C (zero coupon), due 8/1/46	13,000,000	4,161,170
State of California, Unlimited General Obligation
5.25%, due 10/1/39	5,635,000	6,477,376
6.25%, due 11/1/34	4,000,000	4,133,440
Tahoe-Truckee Unified School District, Unlimited General Obligation Series B 5.00%, due 8/1/41	2,200,000	2,494,822
Twin Rivers Unified School District, Unrefunded Election 2006, Unlimited General Obligation Insured: AGM (zero coupon), due 8/1/32	5,120,000	3,240,192
University of California, Revenue Bonds Series AV 5.00%, due 5/15/42	1,725,000	1,966,724
Westminster School District, Election 2008, Unlimited General Obligation Series B, Insured: BAM (zero coupon), due 8/1/48	13,900,000	2,243,877
Yosemite Community College District, Election 2004, Unlimited General Obligation Series D (zero coupon), due 8/1/42	15,920,000	10,921,279
		426,654,075
Colorado 1.9%
City of Colorado Springs CO, Utilities System, Revenue Bonds
Series A-2 4.00%, due 11/15/32	530,000	578,378
Series A-4 4.00%, due 11/15/32	855,000	933,045
Series A-2 4.00%, due 11/15/33	600,000	652,104
Series A-4 4.00%, due 11/15/33	700,000	760,788
Series A-2 4.00%, due 11/15/34	430,000	465,062
Series A-4 4.00%, due 11/15/34	900,000	973,386
Series A-2 4.00%, due 11/15/35	385,000	413,020
Series A-4 4.00%, due 11/15/35	740,000	793,857
Colorado Health Facilities Authority, Evangelical Lutheran Good Samaritan, Revenue Bonds 5.625%, due 6/1/43	1,180,000	1,281,244
Colorado Springs, Pikes Peak Americas Mountain Enterprise, Revenue Bonds 5.25%, due 12/1/43	2,000,000	2,255,060
Colorado State Housing & Finance Authority, Revenue Bonds Series C 4.25%, due 11/1/48	6,055,000	6,498,347
Denver City & County Airport Revenue Series A 5.00%, due 12/1/25 (a)	5,370,000	6,262,333
Denver Convention Center Hotel Authority, Revenue Bonds
5.00%, due 12/1/30	1,305,000	1,455,884
5.00%, due 12/1/31	1,395,000	1,553,514
5.00%, due 12/1/32	2,500,000	2,780,875
5.00%, due 12/1/36	1,000,000	1,094,540
Rampart Range Metropolitan District No. 1, Revenue Bonds Insured: AGM 5.00%, due 12/1/42	10,055,000	11,244,406
Regional Transportation District, Certificates of Participation Series A 4.50%, due 6/1/44	15,500,000	16,410,005
Vista Ridge Metropolitan District, Unlimited General Obligation Series A, Insured: BAM 5.00%, due 12/1/31	1,250,000	1,408,300
		57,814,148
Connecticut 2.7%
City of Hartford CT, Unlimited General Obligation
Series A 5.00%, due 4/1/28	2,500,000	2,666,625
Series C, Insured: AGM 5.00%, due 7/15/32	7,470,000	8,423,770
Series C, Insured: AGM 5.00%, due 7/15/34	2,500,000	2,803,525
City of Hartford CT, Unrefunded, Unlimited General Obligation
Series A 5.00%, due 4/1/29	895,000	952,137
Series A, Insured: AGM 5.00%, due 4/1/32	195,000	208,545
Connecticut State Health & Educational Facility Authority, Quinnipiac University, Revenue Bonds Series L 5.00%, due 7/1/32	10,425,000	11,793,490
Connecticut State Housing Finance Authority, Revenue Bonds Subseries C-1 4.00%, due 11/15/45	6,000,000	6,373,560
State of Connecticut Special Tax, Transportation Infrastructure, Revenue Bonds
Series A 5.00%, due 9/1/30	5,000,000	5,561,300
Series A, Insured: BAM 5.00%, due 9/1/31	14,470,000	16,428,080
Series A 5.00%, due 9/1/33	13,000,000	14,534,910
State of Connecticut, Unlimited General Obligation Series F 5.00%, due 9/15/28	12,810,000	14,958,877
		84,704,819
District of Columbia 0.9%
District of Columbia, Friendship Public Charter School, Inc., Revenue Bonds 5.00%, due 6/1/42	5,500,000	5,704,820
District of Columbia, Gallery Place Project, Tax Allocation 5.00%, due 6/1/27	525,000	560,343
District of Columbia, KIPP Charter School, Revenue Bonds 6.00%, due 7/1/48	1,575,000	1,854,830
Metropolitan Washington Airports Authority Dulles Toll Road, Revenue Bonds
Series C, Insured: AGC 6.50%, due 10/1/41	8,000,000	9,964,720
Series B 6.50%, due 10/1/44	7,140,000	8,908,792
		26,993,505
Florida 1.3%
City of Miami Beach FL Parking, Revenue Bonds
Insured: BAM 5.00%, due 9/1/35	1,990,000	2,279,485
Insured: BAM 5.00%, due 9/1/40	2,500,000	2,826,550
City of Orlando FL, Unrefunded Third Lien, Tourist Development Tax, Revenue Bonds Insured: AGC 5.50%, due 11/1/38	4,015,000	4,026,202
County of Miami-Dade FL Aviation, Revenue Bonds 5.00%, due 10/1/31	750,000	867,473
County of Miami-Dade Florida Water & Sewer System, Revenue Bonds
Series A 4.00%, due 10/1/44	9,500,000	9,737,975
Series B 5.00%, due 10/1/31	10,000,000	11,550,900
Florida Housing Finance Corp., Revenue Bonds Insured: GNMA/FNMA/FHLMC 4.00%, due 7/1/49	2,750,000	2,922,782
JEA Electric System, Revenue Bonds Series B 4.00%, due 10/1/36	4,500,000	4,687,155
Orange County Health Facilities Authority, Presbyterian Retirement Communities, Revenue Bonds 5.00%, due 8/1/31	1,500,000	1,639,470
		40,537,992
Georgia 2.2%
Burke County Development Authority, Georgia Power Co., Vogtle Project, Revenue Bonds (b)
1st Series 1.73%, due 7/1/49	31,700,000	31,700,000
1.75%, due 11/1/52	15,580,000	15,580,000
Coweta County Development Authority, Plant Yates Project, Revenue Bonds 1.73%, due 6/1/32 (b)	2,275,000	2,275,000
Dalton GA, Board of Water Light & Sinking Fund Commissioners, Revenue Bonds 5.00%, due 3/1/30	2,055,000	2,382,896
Heard County Development Authority, Georgia Power Co. Plant Wansley, Revenue Bonds (b)
1.75%, due 9/1/26	800,000	800,000
1.77%, due 9/1/29	3,300,000	3,300,000
Monroe County Development Authority, Georgia Power Co., Scherer Project, Revenue Bonds 1.73%, due 11/1/48 (b)	10,650,000	10,650,000
		66,687,896
Guam 1.3%
Antonio B Won Pat International Airport Authority, Revenue Bonds Series C, Insured: AGM 6.125%, due 10/1/43 (a)	5,000,000	5,714,050
Guam Government, Waterworks Authority, Revenue Bonds
5.00%, due 7/1/36	1,750,000	1,877,417
5.00%, due 1/1/46	2,500,000	2,630,550
Guam Power Authority, Revenue Bonds
Series A, Insured: AGM 5.00%, due 10/1/30	5,610,000	6,122,249
Series A, Insured: AGM 5.00%, due 10/1/44	655,000	710,256
Territory of Guam, Revenue Bonds
Series D 5.00%, due 11/15/35	8,350,000	8,861,521
Series A 5.125%, due 1/1/42	3,085,000	3,169,899
Series A 5.25%, due 1/1/36	2,000,000	2,088,040
Series A 6.50%, due 11/1/40	2,700,000	2,892,915
Territory of Guam, Section 30, Revenue Bonds
Series A 5.00%, due 12/1/27	2,265,000	2,525,226
Series A 5.00%, due 12/1/32	1,250,000	1,351,525
Series A 5.00%, due 12/1/34	2,290,000	2,459,941
		40,403,589
Hawaii 0.1%
State of Hawaii Department of Budget & Finance, Hawaiian Electric Co., Revenue Bonds 6.50%, due 7/1/39	3,000,000	3,053,790

Idaho 0.2%
Idaho Housing & Finance Association, Revenue Bonds Series A, Insured: GNMA 4.50%, due 1/21/49	5,500,000	5,787,375

Illinois 10.8%
Carol Stream Park District, Unlimited General Obligation Insured: BAM 5.00%, due 1/1/37	3,985,000	4,423,709
Chicago Board of Education, School Reform, Unlimited General Obligation Series A, Insured: NATL-RE (zero coupon), due 12/1/26	19,995,000	14,939,264
Chicago Board of Education, Special Tax 6.00%, due 4/1/46	19,485,000	22,217,382
Chicago Board of Education, Unlimited General Obligation
Series A, Insured: AGM 5.00%, due 12/1/27	8,250,000	9,444,930
Series A, Insured: AGM 5.50%, due 12/1/39	11,455,000	12,234,284
Chicago O'Hare International Airport, Unrefunded Third Lien, Revenue Bonds Series A 5.625%, due 1/1/35	435,000	460,922
Chicago Park District, Limited General Obligation
Series A 5.00%, due 1/1/28	1,000,000	1,109,440
Series A 5.00%, due 1/1/29	750,000	828,653
Series A 5.00%, due 1/1/31	1,000,000	1,097,100
Series A 5.00%, due 1/1/35	2,000,000	2,164,760
Chicago Transit Authority, Second Lien, Revenue Bonds 5.00%, due 12/1/46	10,000,000	10,721,200
City of Chicago IL Motor Fuel Tax, Revenue Bonds Insured: AGM 5.00%, due 1/1/33	4,725,000	5,044,126
City of Chicago IL, Unlimited General Obligation
Series A 6.00%, due 1/1/38	20,000,000	22,371,800
Series A, Insured: AGM 5.00%, due 1/1/26	10,000,000	10,277,700
Series A, Insured: BAM 6.00%, due 1/1/38	6,000,000	7,069,020
City of Chicago IL, Wastewater Transmission, Revenue Bonds
5.00%, due 1/1/28	1,000,000	1,104,080
Series B, Insured: AGM 5.00%, due 1/1/30	7,585,000	8,703,257
5.00%, due 1/1/33	2,000,000	2,175,540
5.00%, due 1/1/39	8,420,000	9,008,305
5.00%, due 1/1/44	13,840,000	14,717,041
Series A 5.00%, due 1/1/47	7,675,000	8,126,597
Series A, Insured: AGM 5.25%, due 1/1/42	4,000,000	4,473,600
City of Chicago IL, Wastewater, Revenue Bonds
5.00%, due 11/1/27	1,000,000	1,121,530
Series 2017-2, Insured: AGM 5.00%, due 11/1/28	2,000,000	2,333,940
5.00%, due 11/1/29	1,700,000	1,892,253
Series 2017-2, Insured: AGM 5.00%, due 11/1/30	3,000,000	3,450,750
Series 2017-2, Insured: AGM 5.00%, due 11/1/32	5,000,000	5,656,900
Series 2017-2, Insured: AGM 5.00%, due 11/1/33	10,000,000	11,257,100
Series 2017-2, Insured: AGM 5.00%, due 11/1/38	3,500,000	3,836,980
Insured: AGM 5.25%, due 11/1/33	4,535,000	5,216,429
Insured: AGM 5.25%, due 11/1/34	1,785,000	2,034,864
Insured: AGM 5.25%, due 11/1/35	3,025,000	3,440,060
City of Country Club Hills IL, Unlimited General Obligation Insured: BAM 4.50%, due 12/1/31	455,000	480,398
Cook County Community College District No. 508, City College of Chicago, Unlimited General Obligation Insured: BAM 5.50%, due 12/1/38	5,000,000	5,533,700
Cook County Community High School District No. 212 Leyden, Revenue Bonds
Series C, Insured: BAM 5.00%, due 12/1/30	3,370,000	3,773,490
Series C, Insured: BAM 5.00%, due 12/1/31	2,610,000	2,919,520
Illinois Finance Authority, Rehab Institute of Chicago, Revenue Bonds Series A 6.00%, due 7/1/43	9,600,000	10,526,976
Illinois Sports Facilities Authority, Revenue Bonds Insured: AGM 5.25%, due 6/15/31	5,000,000	5,548,150
Madison County Community Unit School, District No. 7 Edwardsville, Unlimited General Obligation
Insured: BAM 4.00%, due 12/1/19	2,475,000	2,515,664
Insured: BAM 4.00%, due 12/1/20	2,085,000	2,148,697
Metropolitan Pier & Exposition Authority, Capital Appreciation, Revenue Bonds Series A, Insured: AGM (zero coupon), due 6/15/30	14,250,000	9,218,182
Metropolitan Pier & Exposition Authority, Capital Appreciation-McCormick, Revenue Bonds Series A, Insured: NATL-RE (zero coupon), due 6/15/36	58,750,000	26,671,325
Public Building Commission of Chicago, Chicago Transit Authority, Revenue Bonds Insured: AMBAC 5.25%, due 3/1/29	580,000	664,477
Rock Island County, Public Building Commission, Revenue Bonds
Insured: AGM 5.00%, due 12/1/31	500,000	563,685
Insured: AGM 5.00%, due 12/1/36	2,645,000	2,927,750
Southern Illinois University, Housing & Auxiliary Facilities System, Revenue Bonds
Series B, Insured: BAM 5.00%, due 4/1/26	1,175,000	1,346,715
Series B, Insured: BAM 5.00%, due 4/1/29	1,620,000	1,809,572
Series B, Insured: BAM 5.00%, due 4/1/30	1,000,000	1,109,280
State of Illinois, Unlimited General Obligation Insured: BAM 4.00%, due 6/1/41	12,600,000	12,623,310
United City of Yorkville, Special Tax Insured: AGM 5.00%, due 3/1/32	3,780,000	4,215,229
Village of Bellwood IL, Unlimited General Obligation Insured: AGM 5.00%, due 12/1/29	1,500,000	1,709,655
Village of Crestwood IL, Alternative Revenue Source, Unlimited General Obligation
Series B, Insured: BAM 5.00%, due 12/15/29	750,000	828,113
Series B, Insured: BAM 5.00%, due 12/15/30	850,000	938,528
Series B, Insured: BAM 5.00%, due 12/15/31	955,000	1,052,630
Village of Oswego IL, Unlimited General Obligation 5.00%, due 12/15/33	7,670,000	8,794,192
Village of Rosemont IL, Corporate Purpose Bond, Unlimited General Obligation
Series A, Insured: AGM 5.00%, due 12/1/40	8,090,000	9,013,554
Series A, Insured: AGM 5.00%, due 12/1/46	3,835,000	4,189,929
		334,076,237
Indiana 1.2%
Indiana Finance Authority, Educational Facilities-Butler University, Revenue Bonds
Series B 5.00%, due 2/1/24	2,100,000	2,269,974
Series A 5.00%, due 2/1/25	2,215,000	2,391,602
Series B 5.00%, due 2/1/25	2,210,000	2,386,203
Series B 5.00%, due 2/1/26	2,320,000	2,502,190
Indiana Finance Authority, Parkview Health System, Revenue Bonds (b)
Series D 1.60%, due 11/1/39	18,000,000	18,000,000
Series B 1.60%, due 11/1/39	6,330,000	6,330,000
Indiana Housing & Community Development Authority Single Family Mortgage, Revenue Bonds Series A 4.00%, due 7/1/48	3,000,000	3,188,910
		37,068,879
Iowa 0.7%
City of Coralville IA, Certificates of Participation
Series E 4.00%, due 6/1/21	545,000	549,191
Series E 4.00%, due 6/1/22	1,405,000	1,395,868
Series E 4.00%, due 6/1/23	1,320,000	1,300,873
Iowa Finance Authority, Mortgage-Backed Securities Program, Revenue Bonds Series C, Insured: GNMA/FNMA/FHLMC 4.00%, due 7/1/48	2,000,000	2,129,100
Iowa Finance Authority, Unity Point Health Project, Revenue Bonds Series F 1.60%, due 7/1/41 (b)	17,000,000	17,000,000
		22,375,032
Kansas 0.5%
City of Hutchinson KS, Hutchinson Regional Medical Center, Inc., Revenue Bonds
5.00%, due 12/1/26	565,000	628,269
5.00%, due 12/1/28	410,000	450,582
5.00%, due 12/1/30	500,000	542,725
5.00%, due 12/1/36	1,150,000	1,218,620
University of Kansas Hospital Authority, KU Health System, Revenue Bonds
5.00%, due 9/1/33	2,500,000	2,807,400
5.00%, due 9/1/34	5,000,000	5,589,400
5.00%, due 9/1/35	2,800,000	3,117,716
		14,354,712
Kentucky 0.1%
City of Ashland KY, King's Daughters Medical Center Project, Revenue Bonds
Series A 4.00%, due 2/1/21	1,070,000	1,097,210
Series A 5.00%, due 2/1/23	1,525,000	1,658,087
		2,755,297
Louisiana 0.6%
City of Shreveport LA, Unlimited General Obligation
Insured: BAM 5.00%, due 8/1/28	2,285,000	2,670,091
Insured: BAM 5.00%, due 8/1/30	5,355,000	6,200,447
Louisiana Local Government Environmental Facilities & Community Development Authority, McNeese State University Student Parking Co., Revenue Bonds
Insured: AGM 4.00%, due 3/1/22	335,000	354,366
Insured: AGM 4.00%, due 3/1/23	350,000	370,129
Louisiana Public Facilities Authority, Loyola University, Revenue Bonds 5.25%, due 10/1/30	2,930,000	3,202,373
Louisiana Public Facilities Authority, Unrefunded-Ochsner Clinic Foundation Project, Revenue Bonds 5.00%, due 5/15/34	2,010,000	2,225,331
Louisiana Stadium & Exposition District, Revenue Bonds Series A 5.00%, due 7/1/30	1,485,000	1,654,127
Terrebonne Parish LA, Sales & Use Tax, Morganza Levee Project, Revenue Bonds
Series B, Insured: AGM (zero coupon), due 4/1/35	655,000	366,846
Series B, Insured: AGM (zero coupon), due 4/1/36	1,520,000	808,944
Series B, Insured: AGM (zero coupon), due 4/1/38	1,000,000	478,920
		18,331,574
Maryland 0.9%
Maryland Stadium Authority, Construction & Revitalization, Revenue Bonds Series A 5.00%, due 5/1/42	24,645,000	27,831,845

Massachusetts 1.2%
Commonwealth of Massachusetts, General Obligation Series A 5.25%, due 1/1/44	10,000,000	11,747,200
Massachusetts Development Finance Agency, UMass Boston Student Housing Project, Revenue Bonds
5.00%, due 10/1/30	1,200,000	1,320,804
5.00%, due 10/1/31	1,200,000	1,313,196
5.00%, due 10/1/32	1,240,000	1,351,774
5.00%, due 10/1/33	1,500,000	1,627,905
5.00%, due 10/1/34	2,170,000	2,346,009
Massachusetts Development Finance Agency, WGBH Educational Foundation, Revenue Bonds 4.00%, due 1/1/33	1,000,000	1,059,820
Massachusetts Educational Financing Authority, Revenue Bonds
Series B 5.70%, due 1/1/31 (a)	1,015,000	1,040,172
Series I 6.00%, due 1/1/28	955,000	978,894
Massachusetts Health & Educational Facilities Authority, Baystate Medical Center, Revenue Bonds Series K 1.58%, due 7/1/39 (b)	4,000,000	4,000,000
Massachusetts Housing Finance Agency, Single Family Housing, Revenue Bonds Series 199 4.00%, due 12/1/48	3,640,000	3,870,557
Massachusetts State Development Finance Agency, Prerefunded-Suffolk University, Revenue Bonds Series A 6.00%, due 7/1/24	1,285,000	1,308,053
Massachusetts State Development Finance Agency, Unrefunded-Suffolk University, Revenue Bonds
Series A 6.00%, due 7/1/24	715,000	726,697
Series A 6.25%, due 7/1/30	2,050,000	2,084,768
Metropolitan Boston Transit Parking Corp., Revenue Bonds 5.25%, due 7/1/36	2,000,000	2,135,960
		36,911,809
Michigan 2.7%
City of Detroit MI, Sewage Disposal System, Senior Lien, Revenue Bonds Series C-1, Insured: AGM 7.00%, due 7/1/27	5,000,000	5,106,800
Detroit City School District, Improvement School Building & Site, Unlimited General Obligation
Series A, Insured: Q-SBLF 5.00%, due 5/1/26	750,000	816,810
Series A, Insured: Q-SBLF 5.00%, due 5/1/29	3,620,000	3,927,048
Series A, Insured: Q-SBLF 5.00%, due 5/1/33	4,535,000	4,896,031
Downriver Utility Wastewater Authority, Revenue Bonds Insured: AGM 5.00%, due 4/1/31	1,600,000	1,842,080
Great Lakes Water Authority, Sewage Disposal System, Revenue Bonds Senior Lien-Series A 5.25%, due 7/1/39	14,150,000	15,254,832
Great Lakes Water Authority, Water Supply System, Revenue Bonds
Senior Lien-Series A 5.25%, due 7/1/41	5,000,000	5,326,550
Senior Lien-Series A 5.75%, due 7/1/37	5,550,000	6,009,540
Lincoln Consolidated School District, Unlimited General Obligation
Series A, Insured: AGM 5.00%, due 5/1/28	2,030,000	2,384,763
Series A, Insured: AGM 5.00%, due 5/1/30	1,455,000	1,687,218
Series A, Insured: AGM 5.00%, due 5/1/40	1,500,000	1,670,145
Livonia Public School District, Unlimited General Obligation Insured: AGM 5.00%, due 5/1/40	4,365,000	4,827,472
Michigan Finance Authority, Great Lakes Water, Revenue Bonds
Series C-7, Insured: NATL-RE 5.00%, due 7/1/32	2,500,000	2,754,400
Series C-3, Insured: AGM 5.00%, due 7/1/33	3,000,000	3,314,760
Series C-1 5.00%, due 7/1/44	2,500,000	2,666,950
Michigan Finance Authority, Local Government Loan Program, Revenue Bonds
Series D2, Insured: AGM 5.00%, due 7/1/28	500,000	562,940
Series D-1 5.00%, due 7/1/33	500,000	556,660
Series D-1 5.00%, due 7/1/34	500,000	553,665
Series D1, Insured: AGM 5.00%, due 7/1/35	2,000,000	2,207,740
Series D6, Insured: NATL-RE 5.00%, due 7/1/36	7,400,000	8,044,984
Michigan Finance Authority, Wayne County Criminal Justice Center Project, Revenue Bonds
5.00%, due 11/1/24	750,000	868,800
5.00%, due 11/1/25	1,000,000	1,176,570
5.00%, due 11/1/27	1,200,000	1,444,668
5.00%, due 11/1/30	500,000	596,490
5.00%, due 11/1/31	750,000	888,390
Saginaw City School District, Unlimited General Obligation
Insured: Q-SBLF 5.00%, due 5/1/29	260,000	295,786
Insured: Q-SBLF 5.00%, due 5/1/30	350,000	395,486
Insured: Q-SBLF 5.00%, due 5/1/31	750,000	842,280
Insured: Q-SBLF 5.00%, due 5/1/34	250,000	277,335
Insured: Q-SBLF 5.00%, due 5/1/35	350,000	386,845
Insured: Q-SBLF 5.00%, due 5/1/36	425,000	468,303
Wayne County Michigan, Capital Improvement, Limited General Obligation Series A, Insured: AGM 5.00%, due 2/1/38	2,500,000	2,505,975
		84,558,316
Minnesota 0.0% ‡
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Fairview Health Services, Revenue Bonds 4.00%, due 11/15/37	1,000,000	1,024,540

Mississippi 0.1%
Mississippi Development Bank, Hinds County School District Project, Revenue Bonds 5.00%, due 3/1/43	1,510,000	1,686,006
Mississippi Home Corp., Mortgage Revenue, Revenue Bonds Series A 4.00%, due 12/1/44	2,000,000	2,129,600
		3,815,606
Missouri 0.9%
City of Kansas MO, Improvement Downtown Arena Project, Revenue Bonds Series E 5.00%, due 4/1/40	10,055,000	11,255,668
Health & Educational Facilities Authority of the State of Missouri, SSM Health Care, Revenue Bonds Series A 5.00%, due 6/1/30	4,000,000	4,468,040
Health & Educational Facilities Authority of the State of Missouri, St. Lukes Health System, Inc., Revenue Bonds 5.00%, due 11/15/30	5,000,000	5,691,500
Joplin Industrial Development Authority, Freeman Health System, Revenue Bonds 5.00%, due 2/15/35	605,000	651,724
Missouri Housing Development Commission Mortgage Revenue, Homeownership Loan Program, Revenue Bonds Series A, Insured: GNMA/FNMA/FHLMC 4.25%, due 5/1/49	4,675,000	5,024,035
		27,090,967
Montana 1.0%
Missoula County Elementary School District No. 1 School Building, Unlimited General Obligation
4.00%, due 7/1/30	495,000	545,455
4.00%, due 7/1/31	345,000	376,088
4.00%, due 7/1/32	590,000	638,109
4.00%, due 7/1/33	555,000	595,110
Missoula High School District No. 1 School Building, Unlimited General Obligation
4.00%, due 7/1/30	500,000	550,965
4.00%, due 7/1/31	335,000	365,187
4.00%, due 7/1/33	350,000	377,997
4.00%, due 7/1/34	370,000	398,164
4.00%, due 7/1/35	515,000	551,823
Montana Board of Housing, Revenue Bonds
Series B 3.40%, due 12/1/33	1,645,000	1,646,184
Series B 3.60%, due 6/1/37	2,125,000	2,122,089
Series B 4.00%, due 12/1/43	1,775,000	1,877,595
Montana Facilities Finance Authority, Revenue Bonds
5.00%, due 2/15/30	1,790,000	2,049,281
5.00%, due 2/15/31	1,500,000	1,703,505
5.00%, due 2/15/32	775,000	874,851
5.00%, due 2/15/33	1,320,000	1,479,139
5.00%, due 2/15/34	1,200,000	1,337,496
Yellowstone County K-12, School District No 26 Lockwood, Unlimited General Obligation
5.00%, due 7/1/29	2,260,000	2,726,826
5.00%, due 7/1/30	2,500,000	2,988,625
5.00%, due 7/1/31	3,015,000	3,576,664
5.00%, due 7/1/32	3,300,000	3,896,739
		30,677,892
Nebraska 2.1%
Central Plains Energy, Project No. 3, Revenue Bonds
5.00%, due 9/1/32	5,190,000	5,573,904
Series A 5.00%, due 9/1/42	20,000,000	23,100,800
5.00%, due 9/1/42	13,960,000	14,992,621
5.25%, due 9/1/37	15,535,000	16,815,395
Nebraska Investment Finance Authority Single Family Housing, Revenue Bonds Series C 4.00%, due 9/1/48	5,500,000	5,847,105
		66,329,825
New Hampshire 0.2%
City of Manchester NH, General Airport, Revenue Bonds Series A, Insured: AGM 5.00%, due 1/1/26	1,800,000	1,935,936
New Hampshire Health & Education Facilities Authority, Southern University, Revenue Bonds
5.00%, due 1/1/31	905,000	1,013,555
5.00%, due 1/1/32	950,000	1,058,319
5.00%, due 1/1/33	1,000,000	1,106,830
5.00%, due 1/1/34	1,050,000	1,156,711
5.00%, due 1/1/35	600,000	658,260
		6,929,611
New Jersey 4.7%
Atlantic County Improvement Authority, Stockton University-Atlantic City, Revenue Bonds
Series A, Insured: AGM 5.00%, due 7/1/31	2,670,000	3,045,135
Series A, Insured: AGM 5.00%, due 7/1/32	1,305,000	1,482,754
Series A, Insured: AGM 5.00%, due 7/1/33	1,395,000	1,578,080
Series A, Insured: AGM 5.00%, due 7/1/34	1,855,000	2,090,566
City of Atlantic City NJ, Unlimited General Obligation
Series B, Insured: AGM 4.00%, due 3/1/42	6,270,000	6,419,728
Series B, Insured: AGM 5.00%, due 3/1/32	4,500,000	5,109,975
New Brunswick Parking Authority, Revenue Bonds
Series A, Insured: BAM 5.00%, due 9/1/28	5,880,000	6,937,518
Series A, Insured: BAM 5.00%, due 9/1/29	2,370,000	2,778,327
Series A, Insured: BAM 5.00%, due 9/1/30	4,605,000	5,363,812
Series A, Insured: BAM 5.00%, due 9/1/31	6,780,000	7,846,697
New Jersey Building Authority, Unrefunded, Revenue Bonds
Series A, Insured: BAM 5.00%, due 6/15/25	2,015,000	2,305,805
Series A, Insured: BAM 5.00%, due 6/15/28	1,805,000	2,072,700
New Jersey Economic Development Authority, Revenue Bonds
5.00%, due 1/1/28 (a)	1,000,000	1,092,060
Series A, Insured: BAM 5.00%, due 7/1/28	2,000,000	2,303,300
5.50%, due 1/1/26 (a)	1,000,000	1,128,860
New Jersey Educational Facilities Authority, Stockton University, Revenue Bonds
Series A, Insured: BAM 5.00%, due 7/1/29	4,775,000	5,483,658
Series A, Insured: BAM 5.00%, due 7/1/30	5,000,000	5,702,500
Series A, Insured: BAM 5.00%, due 7/1/31	3,000,000	3,397,980
New Jersey Health Care Facilities Financing Authority, Hackensack Meridian Health, Inc., Revenue Bonds Series A 5.00%, due 7/1/38	10,000,000	11,301,800
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement, Revenue Bonds
Series A 5.00%, due 6/15/28	4,800,000	5,416,368
Series A 5.00%, due 6/15/29	8,380,000	9,397,332
Series A 5.00%, due 6/15/30	3,000,000	3,341,250
New Jersey Transportation Trust Fund Authority, Revenue Bonds Series C, Insured: AGM (zero coupon), due 12/15/34	30,000,000	16,029,900
New Jersey Transportation Trust Fund Authority, Transportation System, Revenue Bonds Series A 5.00%, due 12/15/28	5,000,000	5,692,450
New Jersey Turnpike Authority, Revenue Bonds Series E 5.00%, due 1/1/45	4,000,000	4,398,240
Newark Housing Authority, Revenue Bonds
Insured: AGM 4.00%, due 12/1/27	500,000	536,430
Insured: AGM 4.00%, due 12/1/29	250,000	264,805
Insured: AGM 4.00%, due 12/1/30	250,000	262,677
Insured: AGM 4.00%, due 12/1/31	225,000	234,828
Insured: AGM 5.00%, due 12/1/28	750,000	868,050
Insured: AGM 5.00%, due 12/1/38	1,740,000	1,938,917
Tobacco Settlement Financing Corp., Revenue Bonds
Series A 5.00%, due 6/1/31	3,000,000	3,398,640
Series A 5.00%, due 6/1/33	6,500,000	7,264,270
Series A 5.00%, due 6/1/34	1,500,000	1,665,015
Series A 5.00%, due 6/1/36	6,000,000	6,585,300
		144,735,727
New Mexico 0.2%
City of Farmington NM, Revenue Bonds Series C 5.90%, due 6/1/40	2,000,000	2,088,800
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, Revenue Bonds Series C, Class I 4.00%, due 1/1/49	3,500,000	3,721,690
		5,810,490
New York 14.9%
Build NYC Resource Corp., Royal Charter Properties, Revenue Bonds
Insured: AGM 5.00%, due 12/15/19	975,000	1,000,925
Insured: AGM 5.00%, due 12/15/20	1,025,000	1,080,576
Insured: AGM 5.00%, due 12/15/21	1,075,000	1,165,558
City of New York NY, Unlimited General Obligation
Subseries H-2 1.63%, due 1/1/36 (b)	1,200,000	1,200,000
5.25%, due 10/1/32	20,000,000	23,964,600
Long Island Power Authority, Electric System, Revenue Bonds Insured: BAM 5.00%, due 9/1/44	10,000,000	11,051,900
Long Island Power Authority, Revenue Bonds
Series A, Insured: BAM 5.00%, due 9/1/39	10,000,000	11,188,300
Series B 5.00%, due 9/1/45	8,970,000	10,004,779
Metropolitan Transportation Authority, Green, Revenue Bonds Series B-1 5.00%, due 11/15/36	4,500,000	5,163,930
Metropolitan Transportation Authority, Revenue Bonds
Series D 5.00%, due 11/15/32	9,000,000	10,330,380
Series C-1 5.00%, due 11/15/34	10,000,000	11,400,500
New York City Transitional Finance Authority, Building Aid, Revenue Bonds
Series S-1 5.00%, due 7/15/33	6,060,000	6,831,620
Series S-2 5.00%, due 7/15/34	5,000,000	5,666,750
Series S-1 5.00%, due 7/15/36	10,000,000	11,185,800
Series S-1 5.00%, due 7/15/43	11,880,000	13,187,632
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Subseries F-1 5.00%, due 5/1/32	4,000,000	4,685,240
Series B-1 5.00%, due 8/1/32	10,000,000	11,352,300
5.00%, due 5/1/33	10,000,000	11,503,300
Series A-2 5.00%, due 8/1/34	7,795,000	9,070,262
Series A1 5.00%, due 8/1/36	5,100,000	5,758,563
Subseries E-1 5.00%, due 2/1/37	5,000,000	5,643,300
Series E-1 5.00%, due 2/1/41	2,500,000	2,765,125
Subseries F-1 5.00%, due 5/1/42	11,500,000	12,988,675
New York City Water & Sewer System, Revenue Bonds Series EE 5.25%, due 6/15/33	6,235,000	7,443,779
New York Liberty Development Corp., Bank of America, Revenue Bonds Class 2 6.375%, due 7/15/49	5,000,000	5,192,650
New York Liberty Development Corp., Revenue Bonds 5.00%, due 12/15/41	12,315,000	13,248,846
New York Liberty Development Corp., World Trade Center, Revenue Bonds 5.75%, due 11/15/51	18,940,000	20,770,172
New York Mortgage Agency, Homeowner Mortgage, Revenue Bonds Series 211 3.625%, due 10/1/38	6,540,000	6,471,657
New York State Dormitory Authority, New York University, Revenue Bonds Series A 5.00%, due 7/1/35	6,610,000	7,570,103
New York State Dormitory Authority, Revenue Bonds Series E 5.00%, due 3/15/34	4,190,000	4,783,639
New York State Dormitory Authority, Sales Tax, Revenue Bonds
Series E 5.00%, due 3/15/37	5,250,000	6,125,910
5.00%, due 3/15/40	8,280,000	9,375,278
Series B 5.00%, due 3/15/40	26,080,000	29,898,112
Series E 5.00%, due 3/15/43	20,000,000	22,940,600
Series A 5.00%, due 3/15/43	10,000,000	11,404,400
5.00%, due 3/15/44	5,000,000	5,623,300
New York State Dormitory Authority, State Personal Income Tax, Revenue Bonds 5.00%, due 2/15/38	13,490,000	15,441,733
New York State Dormitory Authority, University Facilities, Revenue Bonds
Series A 5.00%, due 7/1/36	1,000,000	1,152,450
Series A 5.00%, due 7/1/38	1,000,000	1,142,840
New York State Urban Development Corp., Personal Income Tax, Revenue Bonds Series A 5.00%, due 3/15/30	12,350,000	14,394,172
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds (a)
Insured: AGM 4.00%, due 7/1/31	10,925,000	11,284,323
Series A, Insured: AGM 4.00%, due 7/1/36	24,800,000	25,234,000
Port Authority of New York & New Jersey, Revenue Bonds 5.00%, due 9/1/48	8,000,000	9,150,960
Rensselaer City School District, Certificates of Participation
Insured: AGM 5.00%, due 6/1/26	1,060,000	1,263,700
Insured: AGM 5.00%, due 6/1/27	1,000,000	1,183,250
Insured: AGM 5.00%, due 6/1/30	1,880,000	2,180,462
Insured: AGM 5.00%, due 6/1/32	2,000,000	2,289,500
Syracuse Industrial Development Agency, Carousel Center Project, Revenue Bonds (a)
5.00%, due 1/1/29	1,615,000	1,791,746
Series A 5.00%, due 1/1/30	2,100,000	2,318,862
Triborough Bridge & Tunnel Authority, Revenue Bonds
Series B 5.00%, due 11/15/35	8,560,000	9,956,650
Series B 5.00%, due 11/15/38	3,600,000	4,135,680
Series A 5.00%, due 11/15/45	7,835,000	8,999,986
TSASC, Inc., Revenue Bonds
Series A 5.00%, due 6/1/34	6,990,000	7,651,324
Series A 5.00%, due 6/1/35	2,865,000	3,123,194
		461,733,293
North Carolina 0.3%
North Carolina Medical Care Commission, Moses Cone Health System, Revenue Bonds Series B 1.63%, due 10/1/35 (b)	9,370,000	9,370,000
North Carolina Medical Care Commission, North Carolina Baptist Hospital, Revenue Bonds 5.25%, due 6/1/25	1,000,000	1,045,080
		10,415,080
North Dakota 0.4%
North Dakota Housing Finance Agency, Home Mortgage Finance Program, Revenue Bonds
Series D 4.25%, due 1/1/49	9,000,000	9,666,630
Series A 4.25%, due 7/1/49	3,000,000	3,237,750
		12,904,380
Ohio 0.9%
City of Cleveland OH, Airport System, Revenue Bonds Series A, Insured: AGM 5.00%, due 1/1/30	3,000,000	3,227,430
City of Cleveland OH, Income Tax, Bridges & Roadways Improvements, Revenue Bonds, Series A-2	1,500,000	1,673,521
Clermont County Port Authority, W. Clermont Local School District Project, Revenue Bonds
Insured: BAM 5.00%, due 12/1/31	650,000	749,158
Insured: BAM 5.00%, due 12/1/32	2,200,000	2,529,648
Insured: BAM 5.00%, due 12/1/33	1,335,000	1,531,445
Cleveland-Cuyahoga County Port Authority, Revenue Bonds 6.00%, due 11/15/25	1,980,000	2,125,372
County of Hamilton OH, Christ Hospital Project, Revenue Bonds 5.50%, due 6/1/42	2,000,000	2,177,520
County of Montgomery OH, Premier Health-Miami Valley Hospital, Revenue Bonds Series F 1.63%, due 11/15/45 (b)	7,800,000	7,800,000
Ohio Housing Finance Agency, Residential Mortgage Revenue, Revenue Bonds Series A, Insured: GNMA/FNMA/FHLMC 4.50%, due 9/1/48	6,000,000	6,511,980
		28,326,074
Oklahoma 1.0%
Garfield County Educational Facilities Authority, Enid Public Schools Project, Revenue Bonds
Series A 5.00%, due 9/1/26	1,800,000	2,136,060
Series A 5.00%, due 9/1/27	3,780,000	4,436,926
Series A 5.00%, due 9/1/28	5,000,000	5,823,900
Series A 5.00%, due 9/1/29	4,620,000	5,340,027
Lincoln County Educational Facilities Authority, Stroud Public Schools Project, Revenue Bonds
5.00%, due 9/1/28	3,200,000	3,670,400
5.00%, due 9/1/29	2,370,000	2,704,502
Oklahoma Housing Finance Agency, Homeownership Loan Program, Revenue Bonds Series A 4.75%, due 9/1/48	3,350,000	3,678,769
Oklahoma State Municipal Power Authority, Revenue Bonds
Series A 5.00%, due 1/1/29	250,000	290,800
Series A 5.00%, due 1/1/30	900,000	1,041,309
Series A 5.00%, due 1/1/32	805,000	920,960
Series A 5.00%, due 1/1/34	650,000	737,055
Tulsa Airports Improvement Trust, Revenue Bonds Series D, Insured: BAM 5.00%, due 6/1/28	500,000	519,435
		31,300,143
Oregon 0.4%
Oregon State Housing & Community Services Department, Single Family Mortgage Program, Revenue Bonds Series C 4.50%, due 7/1/49	10,675,000	11,585,364

Pennsylvania 1.9%
Commonwealth Financing Authority PA, Tobacco Master Settlement Payment, Revenue Bonds Insured: AGM 4.00%, due 6/1/39	7,000,000	7,130,830
County of Lancaster PA, Unlimited General Obligation
Series A, Insured: BAM 4.00%, due 5/1/30	500,000	534,340
Series A, Insured: BAM 4.00%, due 5/1/31	420,000	445,859
Insured: AGM 5.00%, due 11/1/27	1,390,000	1,624,841
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds Series AT-1, Insured: BAM 5.00%, due 6/15/26	4,270,000	5,062,640
Philadelphia Gas Works Co., 1998 General Ordinance, Revenue Bonds Series 14T 5.00%, due 10/1/31	2,300,000	2,614,249
State Public School Building Authority, Philadelphia Community College, Revenue Bonds Series A, Insured: BAM 5.00%, due 6/15/28	5,505,000	6,286,270
State Public School Building Authority, Philadelphia School District, Revenue Bonds Series A, Insured: AGM 5.00%, due 6/1/31	30,000,000	33,990,300
		57,689,329
Puerto Rico 7.0%
Commonwealth of Puerto Rico, Aqueduct & Sewer Authority, Revenue Bonds Series A, Insured: AGC 5.125%, due 7/1/47	14,410,000	14,582,632
Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
Insured: NATL-RE (zero coupon), due 7/1/19	25,000	24,603
Series A, Insured: AGM 4.00%, due 7/1/22	715,000	730,530
Series A, Insured: AGC 5.00%, due 7/1/26	575,000	594,383
Series A, Insured: AGC 5.00%, due 7/1/27	525,000	541,784
Series A-4, Insured: AGM 5.00%, due 7/1/31	5,170,000	5,287,256
Series A, Insured: AGM 5.00%, due 7/1/35	28,270,000	29,353,024
Insured: AGM 5.25%, due 7/1/20	1,430,000	1,474,402
Series A, Insured: NATL-RE 5.25%, due 7/1/21	440,000	445,562
Series A, Insured: AGM 5.25%, due 7/1/24	1,955,000	2,070,677
Series C, Insured: AGM 5.375%, due 7/1/28	700,000	726,621
Series A, Insured: NATL-RE 5.50%, due 7/1/19	550,000	554,862
Series A, Insured: NATL-RE 5.50%, due 7/1/20	4,850,000	4,984,005
Series C, Insured: AGM 5.75%, due 7/1/37	1,150,000	1,186,559
Series C-7, Insured: NATL-RE 6.00%, due 7/1/27	2,240,000	2,318,422
Commonwealth of Puerto Rico, Unrefunded, Unlimited General Obligation
Series A, Insured: AGC 5.00%, due 7/1/34	285,000	291,401
Insured: AGC 5.25%, due 7/1/32	500,000	515,225
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Revenue Bonds
Series A, Insured: AGC 5.00%, due 7/1/28	4,350,000	4,485,285
Series A, Insured: AGC 6.125%, due 7/1/24	770,000	819,996
Puerto Rico Convention Center District Authority, Revenue Bonds Series A, Insured: AGC 4.50%, due 7/1/36	4,760,000	4,759,905
Puerto Rico Electric Power Authority, Revenue Bonds
Series DDD, Insured: AGM 3.625%, due 7/1/23	3,115,000	3,115,218
Series UU, Insured: AGC 4.25%, due 7/1/27	2,345,000	2,345,563
Series NN, Insured: NATL-RE 4.75%, due 7/1/33	1,140,000	1,140,103
Series MM, Insured: NATL-RE 5.00%, due 7/1/19	2,600,000	2,617,758
Series RR, Insured: NATL-RE 5.00%, due 7/1/21	1,200,000	1,209,768
Series RR, Insured: NATL-RE 5.00%, due 7/1/22	1,450,000	1,459,556
Series UU, Insured: AGM 5.00%, due 7/1/23	2,290,000	2,368,203
Series SS, Insured: NATL-RE 5.00%, due 7/1/23	825,000	828,680
Series PP, Insured: NATL-RE 5.00%, due 7/1/23	1,105,000	1,109,928
Series PP, Insured: NATL-RE 5.00%, due 7/1/24	2,915,000	2,926,893
Series UU, Insured: AGM 5.00%, due 7/1/24	4,415,000	4,567,715
Series TT, Insured: AGM 5.00%, due 7/1/27	500,000	515,985
Series RR, Insured: AGC 5.00%, due 7/1/28	1,220,000	1,257,942
Series SS, Insured: AGM 5.00%, due 7/1/30	550,000	565,191
Series VV, Insured: NATL-RE 5.25%, due 7/1/26	1,875,000	2,009,925
Series VV, Insured: NATL-RE 5.25%, due 7/1/29	1,470,000	1,577,031
Series VV, Insured: NATL-RE 5.25%, due 7/1/32	2,000,000	2,133,880
Series VV, Insured: NATL-RE 5.25%, due 7/1/34	550,000	584,243
Series VV, Insured: NATL-RE 5.25%, due 7/1/35	620,000	656,561
Puerto Rico Highway & Transportation Authority, Revenue Bonds
Series L, Insured: NATL-RE 5.25%, due 7/1/24	2,195,000	2,333,680
Series N, Insured: NATL-RE 5.25%, due 7/1/32	5,525,000	5,894,843
Series N, Insured: NATL-RE 5.25%, due 7/1/33	5,030,000	5,356,598
Series CC, Insured: AGM 5.25%, due 7/1/33	2,165,000	2,377,278
Series N, Insured: AGC 5.25%, due 7/1/34	5,125,000	5,615,206
Series N, Insured: AGC, AGM 5.25%, due 7/1/36	1,375,000	1,495,106
Series N, Insured: AGC 5.25%, due 7/1/36	16,965,000	18,446,893
Series CC, Insured: AGM 5.25%, due 7/1/36	2,310,000	2,511,894
Series N, Insured: AGC 5.25%, due 7/1/39	135,000	144,867
Series L, Insured: AGC 5.25%, due 7/1/41	2,535,000	2,709,332
Series E, Insured: AGM 5.50%, due 7/1/21	670,000	706,059
Series N, Insured: AGC 5.50%, due 7/1/26	625,000	694,988
Series N, Insured: AGC, AGM 5.50%, due 7/1/29	10,325,000	11,620,891
Series CC, Insured: AGC 5.50%, due 7/1/31	1,780,000	2,004,529
Puerto Rico Highway & Transportation Authority, Unrefunded, Revenue Bonds
Series D, Insured: AGM 5.00%, due 7/1/27	2,240,000	2,311,613
Series J, Insured: NATL-RE 5.00%, due 7/1/29	650,000	650,514
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, Insured: AGM 4.75%, due 8/1/22	820,000	822,181
Series A, Insured: AGM 5.00%, due 8/1/21	195,000	198,799
Series A, Insured: AGM 5.00%, due 8/1/27	290,000	299,271
Series A, Insured: AGM 5.00%, due 8/1/30	1,720,000	1,767,506
Series C, Insured: AGM 5.25%, due 8/1/19	1,195,000	1,209,304
Series C, Insured: AGC 5.25%, due 8/1/20	210,000	216,905
Series C, Insured: AGC 5.25%, due 8/1/23	340,000	365,078
Puerto Rico Public Buildings Authority, Government Facilities, Revenue Bonds
Series F, Insured: NATL-RE, XLCA 5.25%, due 7/1/23	265,000	280,004
Series K, Insured: AGM 5.25%, due 7/1/27	1,150,000	1,158,073
Series M-3, Insured: NATL-RE 6.00%, due 7/1/26	300,000	311,292
Series M-3, Insured: NATL-RE 6.00%, due 7/1/27	7,465,000	7,726,350
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A, Insured: NATL-RE (zero coupon), due 8/1/42	25,000,000	6,660,000
Series A, Insured: NATL-RE (zero coupon), due 8/1/45	59,580,000	13,406,096
Series A, Insured: AMBAC, BHAC (zero coupon), due 8/1/54	950,000	175,228
Series A, Insured: AGM 5.00%, due 8/1/40	7,305,000	7,360,956
		215,568,611
Rhode Island 0.9%
Providence Public Buildings Authority, Revenue Bonds Series A, Insured: AGM 5.875%, due 6/15/26	1,565,000	1,692,203
Rhode Island Health & Educational Building Corp., Hospital Financing-Lifespan Obligated Group, Revenue Bonds 5.00%, due 5/15/26	5,000,000	5,755,300
Rhode Island Health & Educational Building Corp., Rhode Island School of Design, Revenue Bonds
5.00%, due 8/15/29	500,000	603,530
5.00%, due 8/15/31	400,000	474,632
5.00%, due 8/15/33	450,000	528,192
Rhode Island Housing & Mortgage Finance Corp., Homeownership Opportunity, Revenue Bonds Series 69-B 4.00%, due 10/1/48	5,700,000	6,058,302
Tobacco Settlement Financing Corp., Revenue Bonds Series A 5.00%, due 6/1/35	12,000,000	12,588,840
		27,700,999
South Carolina 3.6%
Patriots Energy Group Financing Agency, Gas Supply, Revenue Bonds Series A 4.00%, due 10/1/48 (c)	5,000,000	5,314,200
Piedmont Municipal Power Agency, Revenue Bonds Series C, Insured: AGC 5.75%, due 1/1/34	10,345,000	11,206,635
South Carolina Jobs-Economic Development Authority, Palmetto Health, Revenue Bonds Series A 5.00%, due 8/1/19	420,000	426,800
South Carolina Public Service Authority, Revenue Bonds
Series C 5.00%, due 12/1/29	5,000,000	5,505,300
Series A 5.00%, due 12/1/32	10,000,000	11,036,100
Series B 5.00%, due 12/1/46	3,125,000	3,328,688
Series B 5.00%, due 12/1/56	2,500,000	2,640,600
Series E 5.25%, due 12/1/55	27,430,000	29,357,232
South Carolina Public Service Authority, Santee Cooper Project, Revenue Bonds
Series A 5.00%, due 12/1/25	6,445,000	6,879,780
Series D 5.00%, due 12/1/26	2,595,000	2,780,075
Series C 5.00%, due 12/1/36	3,310,000	3,435,945
Series D 5.00%, due 12/1/43	5,150,000	5,323,143
South Carolina State Housing Finance & Development Authority, Revenue Bonds Series A 4.50%, due 7/1/48	3,990,000	4,318,975
South Carolina Transportation Infrastructure Bank, Revenue Bonds 5.00%, due 10/1/36	15,000,000	17,063,700
Sumter Two School Facilities Inc., Sumter School District Project, Revenue Bonds Insured: BAM 5.00%, due 12/1/27	1,100,000	1,256,695
		109,873,868
South Dakota 0.2%
South Dakota Conservancy District, Revenue Bonds
5.00%, due 8/1/37	1,750,000	2,053,012
5.00%, due 8/1/38	3,000,000	3,505,890
		5,558,902
Tennessee 0.5%
Johnson City Health & Educational Facilities Board, Mountain States Health Alliance, Revenue Bonds Series A 6.00%, due 7/1/38	3,605,000	3,817,154
Tennessee Housing & Development Agency, Residential Finance Program, Revenue Bonds
Issue 3 4.25%, due 7/1/49	3,985,000	4,279,492
4.50%, due 7/1/49	8,250,000	8,969,482
		17,066,128
Texas 4.6%
Bexar County Hospital District, Limited General Obligation 4.00%, due 2/15/37	4,200,000	4,354,812
Central Texas Turnpike System, Revenue Bonds
Series C 5.00%, due 8/15/34	5,000,000	5,401,650
Series B 5.00%, due 8/15/37	1,445,000	1,606,825
City of Donna TX, Tax & Toll Bridge, Limited General Obligation Insured: BAM 5.00%, due 2/15/30	1,035,000	1,163,889
City of Houston, Limited General Obligation Series A 5.00%, due 3/1/29	5,000,000	5,945,000
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System, Revenue Bonds 5.00%, due 7/1/38	4,280,000	4,739,800
Harris County Cultural Education Facilities Finance Corp., Texas Medical Center, Revenue Bonds Subseries B-1 1.60%, due 9/1/31 (b)	2,800,000	2,800,000
Harris County-Houston Sports Authority Cap Appreciation, Senior Lien, Revenue Bonds Series A, Insured: AGM (zero coupon), due 11/15/40	17,115,000	5,936,167
North Harris County Regional Water Authority, Senior Lien, Revenue Bonds Insured: BAM 5.00%, due 12/15/32	3,215,000	3,541,612
North Texas Tollway Authority, Revenue Bonds
Series A 5.00%, due 1/1/34	1,400,000	1,562,582
Series A 5.00%, due 1/1/35	2,950,000	3,285,769
Series A, Insured: BAM 5.00%, due 1/1/38	9,500,000	10,483,630
Series B 5.00%, due 1/1/40	22,140,000	23,922,270
Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Revenue Bonds
Series A 5.00%, due 11/15/23	1,245,000	1,371,978
Series A 5.00%, due 11/15/24	1,305,000	1,454,240
Series A 5.00%, due 11/15/25	1,370,000	1,546,785
Series A 5.00%, due 11/15/26	1,440,000	1,638,461
Texas Department of Housing & Community Affairs, Revenue Bonds Series A 4.75%, due 3/1/49	5,000,000	5,475,950
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds
5.00%, due 12/15/30	17,100,000	18,338,382
5.00%, due 12/15/31	4,575,000	4,892,505
Texas Private Activity Bond Surface Transportation Corp., Senior Lien, LBJ Infrastructure, Revenue Bonds
7.00%, due 6/30/40	5,005,000	5,307,552
7.50%, due 6/30/32	4,095,000	4,382,428
7.50%, due 6/30/33	5,500,000	5,880,490
Texas Public Finance Authority, Financing System-Texas Southern University, Revenue Bonds
Insured: BAM 4.00%, due 5/1/31	1,000,000	1,042,760
Insured: BAM 4.00%, due 5/1/32	1,295,000	1,344,456
Texas State Municipal Power Agency, Revenue Bonds
5.00%, due 9/1/42	2,500,000	2,591,950
5.00%, due 9/1/47	2,750,000	2,847,707
Texas Water Development Board, Water Implementation Fund, Revenue Bonds Series B 5.00%, due 4/15/30	5,000,000	6,094,400
Town of Prosper TX, Unlimited General Obligation 4.00%, due 2/15/31	1,235,000	1,353,560
Viridian Municipal Management District, Unlimited General Obligation Insured: BAM 6.00%, due 12/1/32	500,000	603,325
		140,910,935
U.S. Virgin Islands 2.0%
Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds
Series A 5.00%, due 10/1/32	5,100,000	5,155,641
Series A 6.625%, due 10/1/29	6,960,000	7,037,534
Series A 6.75%, due 10/1/37	5,000,000	5,055,700
Virgin Islands Public Finance Authority, Revenue Bonds
5.00%, due 9/1/30 (d)	5,000,000	5,364,100
Series C 5.00%, due 10/1/30	18,500,000	17,297,685
Series A, Insured: AGM 5.00%, due 10/1/32	15,655,000	16,827,090
Series C, Insured: AGM 5.00%, due 10/1/39	5,920,000	6,306,280
		63,044,030
Utah 1.4%
City of Herriman UT, Special Assessment, Towne Centre Assessment Area 5.00%, due 11/1/29	55,000	57,261
City of Murray UT, Murray City Hospital, IHC Health Services, Inc., Revenue Bonds Series D 1.60%, due 5/15/36 (b)	18,400,000	18,400,000
Utah Housing Corp., Revenue Bonds
Series H, Insured: GNMA 4.50%, due 10/21/48	4,233,773	4,454,987
Series J 4.50%, due 12/21/48	4,988,767	5,249,430
Series A, Insured: GNMA 4.50%, due 1/21/49	10,000,000	10,522,500
Utah Infrastructure Agency, Revenue Bonds
5.00%, due 10/15/31	350,000	411,730
5.00%, due 10/15/38	1,990,000	2,261,615
5.00%, due 10/15/41	2,175,000	2,448,833
		43,806,356
Virginia 1.4%
Chesapeake Bay Bridge & Tunnel District, Revenue Bonds Insured: AGM 5.00%, due 7/1/41	11,575,000	13,054,979
Hampton Roads Sanitation District, Revenue Bonds
Series A 5.00%, due 10/1/31	3,540,000	4,222,016
Series A 5.00%, due 10/1/32	2,500,000	2,968,800
Virginia Commonwealth Transportation Board, Revenue Bonds
Series A 5.00%, due 5/15/28	4,000,000	4,892,880
Series A 5.00%, due 5/15/29	3,750,000	4,554,038
Series A 5.00%, due 5/15/30	8,000,000	9,637,680
Virginia Resources Authority, Infrastructure Revenue, Revenue Bonds Series A 5.00%, due 11/1/30	2,315,000	2,572,058
		41,902,451
Washington 0.6%
Washington State Housing Finance Commission, Single Family Program, Revenue Bonds Series 1N 4.00%, due 12/1/48	6,000,000	6,388,800
Washington State, Unlimited General Obligation Series C 5.00%, due 2/1/43	11,335,000	12,927,794
		19,316,594
Wisconsin 0.5%
Wisconsin Center District, Junior Dedicated, Revenue Bonds
Series A 5.00%, due 12/15/31	3,665,000	3,986,237
Series A 5.00%, due 12/15/32	2,850,000	3,091,082
Wisconsin Housing & Economic Development Authority, Revenue Bonds Series D 4.00%, due 3/1/47	8,200,000	8,721,028
		15,798,347
Wyoming 0.2%
West Park Hospital District, Revenue Bonds
Series A 5.50%, due 6/1/21	250,000	262,200
Series A 6.375%, due 6/1/26	1,000,000	1,072,170
Wyoming Community Development Authority, Revenue Bonds Series 3 4.00%, due 6/1/43	4,500,000	4,779,135
		6,113,505
Total Municipal Bonds (Cost $3,017,957,804)	98.0%	3,031,794,173
Other Assets, Less Liabilities	2.0	60,825,514
Net Assets	100.0%	$3,092,619,687

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Interest on these securities was subject to alternative minimum tax.
(b)	Variable-rate demand notes (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(c)	Floating rate - Rate shown was the rate in effect as of January 31, 2019.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.

As of January 31, 2019, the Fund held the following futures contracts1:

Type	Number of Contracts (Short)	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
10-Year United States Treasury Note	(3,226)	March 2019	$(383,962,188)	$(395,084,188)	$(11,122,000)
United States Treasury Long Bond	(514)	March 2019	(71,631,677)	(75,397,374)	(3,765,697)
			$(455,593,865)	$(470,481,562)	$(14,887,697)

1.	As of January 31, 2019, cash in the amount of $5,020,600 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2019.

The following abbreviations are used in the preceding pages:

AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
BAM	—Build America Mutual Assurance Co.
BHAC	—Berkshire Hathaway Assurance Corp.
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
NATL-RE	—National Public Finance Guarantee Corp.
Q-SBLF	—Qualified School Board Loan Fund
XLCA	—XL Capital Assurance, Inc.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019, for valuing the Fund's assets and liabilities:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds	$—	$3,031,794,173	$—	$3,031,794,173
Total Investments in Securities	$—	$3,031,794,173	—	$3,031,794,173

Liability Valuation Inputs

Other Financial Instruments
Futures Contracts (b)	$(14,887,697)	$—	$—	$(14,887,697)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay MacKay Unconstrained Bond Fund
Portfolio of Investments January 31, 2019 (Unaudited)

	Principal Amount		Value
Long-Term Bonds 95.5% †
Asset-Backed Securities 2.0%
Auto Floor Plan Asset-Backed Securities 0.7%
Ford Credit Floorplan Master Owner Trust Series 2018-4, Class A 4.06%, due 11/15/30		$3,340,000	$3,391,025
Navistar Financial Dealer Note Master Owner Trust II Series 2018-1, Class A 3.14% (1 Month LIBOR + 0.63%), due 9/25/23 (a)(b)		3,980,000	3,978,802
			7,369,827
Automobile Asset-Backed Securities 0.2%
World Omni Auto Receivables Trust Series 2019-A, Class A3 3.04%, due 5/15/24		2,355,000	2,362,789

Credit Cards 0.7%
Citibank Credit Card Issuance Trust Series 2018-A2, Class A2 2.836% (1 Month LIBOR + 0.33%), due 1/20/25 (a)		4,785,000	4,771,609
Discover Card Execution Note Trust Series 2019-A1, Class A1 3.04%, due 7/15/24		2,425,000	2,432,259
			7,203,868
Home Equity 0.0% ‡
First NLC Trust Series 2007-1, Class A1 2.58% (1 Month LIBOR + 0.07%), due 8/25/37 (a)(b)		321,176	187,547
JPMorgan Mortgage Acquisition Trust Series 2007-HE1, Class AF1 2.61% (1 Month LIBOR + 0.10%), due 3/25/47 (a)		114,483	78,710
MASTR Asset-Backed Securities Trust Series 2006-HE4, Class A1 2.56% (1 Month LIBOR + 0.05%), due 11/25/36 (a)		85,589	38,199
Morgan Stanley ABS Capital I Trust Series 2007-HE4, Class A2A 2.62% (1 Month LIBOR + 0.11%), due 2/25/37 (a)		85,993	38,610
			343,066
Other Asset-Backed Securities 0.4%
Dell Equipment Finance Trust Series 2018-2, Class A3 3.37%, due 10/22/23 (b)		4,040,000	4,061,073

Student Loans 0.0% ‡
KeyCorp Student Loan Trust Series 2000-A, Class A2 3.009% (3 Month LIBOR + 0.32%), due 5/25/29 (a)		337,060	336,102

Total Asset-Backed Securities (Cost $21,685,321)			21,676,725

Corporate Bonds 74.6%
Advertising 0.3%
Lamar Media Corp. 5.375%, due 1/15/24		2,695,000	2,745,531

Aerospace & Defense 0.8%
Moog, Inc. 5.25%, due 12/1/22 (b)		5,505,000	5,525,644
Rockwell Collins, Inc. 3.50%, due 3/15/27		3,350,000	3,225,094
			8,750,738
Agriculture 0.8%
Philip Morris International, Inc. 1.625%, due 2/21/19		8,215,000	8,210,121

Airlines 1.4%
Continental Airlines, Inc.
Series 2007-1, Class A 5.983%, due 10/19/23		2,660,261	2,774,386
Series 2005-ERJ1 9.798%, due 10/1/22		180,510	188,633
Delta Air Lines, Inc.
Series 2001-1, Class A 5.30%, due 10/15/20		603,003	605,113
Series 2007-1, Class A 6.821%, due 2/10/24		1,309,495	1,413,436
U.S. Airways Group, Inc. Series 2010-1, Class A 6.25%, due 10/22/24		5,287,018	5,597,895
United Airlines, Inc. Series 2014-2, Class B 4.625%, due 3/3/24		4,444,536	4,439,647
			15,019,110
Auto Manufacturers 2.9%
Daimler Finance North America LLC 2.30%, due 1/6/20 (b)		6,950,000	6,888,191
Ford Holdings LLC 9.30%, due 3/1/30		93,000	103,507
Ford Motor Co. 8.90%, due 1/15/32		3,009,000	3,350,222
Ford Motor Credit Co. LLC 2.681%, due 1/9/20		3,345,000	3,310,884
General Motors Financial Co., Inc. 3.45%, due 4/10/22 (c)		8,590,000	8,398,761
Toyota Motor Credit Corp. 1.95%, due 4/17/20		5,700,000	5,655,108
Volkswagen Group of America Finance LLC 3.875%, due 11/13/20 (b)		2,925,000	2,958,116
			30,664,789
Banks 20.1%
Bank of America Corp.
3.004%, due 12/20/23 (d)		7,718,000	7,619,526
3.30%, due 1/11/23		510,000	512,576
3.499%, due 5/17/22 (d)		5,150,000	5,191,116
4.25%, due 10/22/26		7,260,000	7,339,472
5.125%, due 6/17/19 (d)(e)		4,990,000	4,965,050
6.11%, due 1/29/37		2,807,000	3,293,094
6.30%, due 3/10/26 (d)(e)		3,570,000	3,843,783
8.57%, due 11/15/24		1,645,000	2,031,779
Bank of New York Mellon Corp. (d)
2.661%, due 5/16/23		4,660,000	4,601,846
4.625%, due 9/20/26 (e)		5,050,000	4,734,375
Barclays Bank PLC 5.14%, due 10/14/20		8,037,000	8,229,251
BB&T Corp. 2.75%, due 4/1/22		6,370,000	6,297,767
Capital One Financial Corp.
4.20%, due 10/29/25		800,000	800,752
5.55%, due 6/1/20 (d)(e)		1,535,000	1,547,280
Citigroup, Inc.
2.35%, due 8/2/21 (c)		5,000,000	4,910,723
4.047% (3 Month LIBOR + 1.25%), due 7/1/26 (a)		4,000,000	4,003,375
6.30%, due 5/15/24 (d)(e)		10,800,000	10,935,000
Citizens Financial Group, Inc.
4.15%, due 9/28/22 (b)		2,270,000	2,288,576
6.00%, due 7/6/23 (d)(e)		3,205,000	3,048,756
Goldman Sachs Group, Inc.
2.35%, due 11/15/21		9,335,000	9,126,636
2.908%, due 6/5/23 (d)		4,285,000	4,195,582
3.00%, due 4/26/22		7,000,000	6,923,420
3.625%, due 1/22/23		3,227,000	3,266,706
3.786% (3 Month LIBOR + 1.17%), due 5/15/26 (a)		3,220,000	3,145,310
5.25%, due 7/27/21		6,047,000	6,341,270
JPMorgan Chase & Co.
6.125%, due 4/30/24 (d)(e)		7,595,000	7,803,863
6.30%, due 4/23/19		1,865,000	1,879,272
Lloyds Banking Group PLC
4.582%, due 12/10/25		3,465,000	3,385,954
4.65%, due 3/24/26		1,985,000	1,937,233
Morgan Stanley
3.125%, due 1/23/23		6,380,000	6,335,938
3.625%, due 1/20/27		6,055,000	5,951,762
3.70%, due 10/23/24		6,700,000	6,749,666
4.00%, due 7/23/25		1,920,000	1,966,573
4.875%, due 11/1/22		4,287,000	4,489,892
5.00%, due 11/24/25		2,465,000	2,604,654
5.45%, due 7/15/19 (d)(e)		9,333,000	9,344,666
7.30%, due 5/13/19		3,000,000	3,036,924
PNC Bank N.A. 3.10%, due 10/25/27		3,925,000	3,822,589
Royal Bank of Canada 2.50%, due 1/19/21		5,565,000	5,520,577
Royal Bank of Scotland Group PLC 5.125%, due 5/28/24 (c)		8,746,000	8,784,020
Santander Holdings USA, Inc.
3.40%, due 1/18/23		1,500,000	1,475,312
3.70%, due 3/28/22		2,000,000	1,997,540
4.40%, due 7/13/27		1,445,000	1,413,327
Santander UK Group Holdings PLC 3.571%, due 1/10/23		2,650,000	2,595,092
U.S. Bank N.A. 2.936% (3 Month LIBOR + 0.29%), due 5/21/21 (a)		6,935,000	6,910,481
Wells Fargo & Co. (d)
3.584%, due 5/22/28		2,145,000	2,123,969
5.90%, due 6/15/24 (e)		3,690,000	3,726,900
Wells Fargo Bank N.A. 2.40%, due 1/15/20		2,000,000	1,992,175
			215,041,400
Beverages 1.3%
Anheuser-Busch InBev Worldwide, Inc.
4.15%, due 1/23/25		885,000	908,952
4.75%, due 1/23/29		1,770,000	1,836,928
Constellation Brands, Inc. 4.75%, due 11/15/24		6,765,000	7,133,794
Diageo Capital PLC 2.88% (3 Month LIBOR + 0.24%), due 5/18/20 (a)		4,505,000	4,499,099
			14,378,773
Building Materials 0.4%
Masco Corp. 7.125%, due 3/15/20		290,000	300,873
Standard Industries, Inc. 5.375%, due 11/15/24 (b)		3,580,000	3,553,150
			3,854,023
Chemicals 2.2%
Air Liquide Finance S.A. (b)
1.375%, due 9/27/19		4,135,000	4,091,595
1.75%, due 9/27/21		2,785,000	2,688,063
Ashland LLC 4.75%, due 8/15/22 (c)		2,970,000	2,988,562
Braskem Netherlands Finance B.V. (b)
3.50%, due 1/10/23		1,870,000	1,810,534
4.50%, due 1/10/28		2,505,000	2,439,244
Mexichem S.A.B. de C.V. 4.00%, due 10/4/27 (b)		2,600,000	2,424,500
W.R. Grace & Co. 5.125%, due 10/1/21 (b)		6,410,000	6,586,275
			23,028,773
Commercial Services 0.5%
IHS Markit, Ltd. 4.125%, due 8/1/23		1,075,000	1,070,378
Service Corp. International
5.375%, due 1/15/22		1,835,000	1,848,762
5.375%, due 5/15/24 (c)		2,200,000	2,246,750
			5,165,890
Computers 0.7%
Hewlett Packard Enterprise Co. 4.40%, due 10/15/22		2,520,000	2,606,131
International Business Machines Corp. 1.90%, due 1/27/20		4,500,000	4,463,508
			7,069,639
Cosmetics & Personal Care 0.4%
Unilever Capital Corp. 1.80%, due 5/5/20		4,500,000	4,444,913

Diversified Financial Services 2.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.50%, due 5/26/22		4,430,000	4,336,308
4.50%, due 5/15/21		480,000	485,683
Air Lease Corp.
2.125%, due 1/15/20 (c)		3,275,000	3,244,952
2.625%, due 7/1/22		2,040,000	1,958,549
3.25%, due 3/1/25		4,000,000	3,739,798
Capital One Bank USA N.A. 3.375%, due 2/15/23 (c)		3,000,000	2,941,226
Peachtree Corners Funding Trust 3.976%, due 2/15/25 (b)		1,690,000	1,660,029
Springleaf Finance Corp. 6.00%, due 6/1/20 (c)		3,100,000	3,150,375
			21,516,920
Electric 5.4%
Appalachian Power Co. 3.30%, due 6/1/27		1,800,000	1,728,068
Baltimore Gas & Electric Co. 2.40%, due 8/15/26 (c)		4,150,000	3,825,653
CMS Energy Corp. 3.875%, due 3/1/24		3,818,000	3,849,337
Consolidated Edison, Inc. 2.00%, due 3/15/20		2,815,000	2,783,535
Entergy Arkansas LLC 3.50%, due 4/1/26		1,235,000	1,223,318
Evergy, Inc.
4.85%, due 6/1/21 (c)		5,200,000	5,336,291
5.292%, due 6/15/22 (f)		663,000	690,898
FirstEnergy Transmission LLC 5.45%, due 7/15/44 (b)		5,533,000	6,041,560
Florida Power & Light Co. 2.75%, due 6/1/23		2,680,000	2,642,798
IPALCO Enterprises, Inc. 3.45%, due 7/15/20		8,560,000	8,531,513
MidAmerican Energy Co. 3.10%, due 5/1/27		6,000,000	5,847,962
Potomac Electric Power Co. 4.15%, due 3/15/43		1,305,000	1,280,621
Public Service Electric & Gas Co. 3.00%, due 5/15/27		3,405,000	3,282,115
Public Service Enterprise Group, Inc. 2.65%, due 11/15/22		3,500,000	3,422,678
Southwestern Electric Power Co. 3.85%, due 2/1/48		2,750,000	2,448,618
WEC Energy Group, Inc. 4.729% (3 Month LIBOR + 2.113%), due 5/15/67 (a)		5,495,000	4,809,719
			57,744,684
Entertainment 0.4%
Eldorado Resorts, Inc. 7.00%, due 8/1/23 (c)		4,515,000	4,718,175

Environmental Controls 0.3%
Waste Management, Inc. 2.40%, due 5/15/23		3,880,000	3,752,600

Food 3.6%
Kerry Group Financial Services Unlimited Co. 3.20%, due 4/9/23 (b)		4,595,000	4,484,968
Kroger Co. 1.50%, due 9/30/19		4,130,000	4,091,595
Mondelez International Holdings Netherlands B.V. (b)
1.625%, due 10/28/19		4,500,000	4,453,840
2.00%, due 10/28/21		4,885,000	4,727,439
Nestle Holdings, Inc. 3.10%, due 9/24/21 (b)		4,920,000	4,969,137
Smithfield Foods, Inc. (b)
2.70%, due 1/31/20		4,005,000	3,956,315
3.35%, due 2/1/22		2,490,000	2,374,534
Sysco Corp. 3.25%, due 7/15/27		5,240,000	5,002,084
Tyson Foods, Inc.
2.65%, due 8/15/19		1,656,000	1,653,285
3.95%, due 8/15/24		2,892,000	2,917,014
			38,630,211
Forest Products & Paper 0.8%
Georgia-Pacific LLC
5.40%, due 11/1/20 (b)		4,375,000	4,537,192
8.00%, due 1/15/24		2,945,000	3,560,568
International Paper Co. 7.30%, due 11/15/39		693,000	840,201
			8,937,961
Gas 0.3%
NiSource, Inc. 3.49%, due 5/15/27		3,120,000	3,016,217

Health Care - Products 1.3%
Abbott Laboratories 3.40%, due 11/30/23		3,520,000	3,564,339
Becton Dickinson & Co.
2.675%, due 12/15/19		3,971,000	3,953,360
3.363%, due 6/6/24		2,860,000	2,802,672
Stryker Corp. 2.625%, due 3/15/21		2,179,000	2,158,119
Zimmer Biomet Holdings, Inc. 2.70%, due 4/1/20		1,895,000	1,885,597
			14,364,087
Holding Company - Diversified 0.3%
CK Hutchison International (17) II, Ltd. 3.25%, due 9/29/27 (b)		3,855,000	3,687,766

Home Builders 3.2%
D.R. Horton, Inc.
3.75%, due 3/1/19		2,750,000	2,749,469
5.75%, due 8/15/23		4,250,000	4,481,649
KB Home 8.00%, due 3/15/20		2,250,000	2,342,812
Lennar Corp.
4.50%, due 6/15/19		3,300,000	3,300,000
4.50%, due 11/15/19		4,740,000	4,716,300
6.25%, due 12/15/21		2,875,000	2,993,594
8.375%, due 1/15/21		2,540,000	2,730,500
MDC Holdings, Inc. 5.625%, due 2/1/20		1,608,000	1,644,180
Meritage Homes Corp. 7.00%, due 4/1/22		4,720,000	4,961,900
Toll Brothers Finance Corp. 5.875%, due 2/15/22		3,735,000	3,884,400
			33,804,804
Insurance 4.2%
Jackson National Life Global Funding 2.20%, due 1/30/20 (b)		2,830,000	2,805,880
Liberty Mutual Group, Inc. 7.80%, due 3/7/87 (b)		3,829,000	4,321,984
Lincoln National Corp. 4.998% (3 Month LIBOR + 2.358%), due 5/17/66 (a)		3,537,000	3,059,505
MassMutual Global Funding II 2.50%, due 4/13/22 (b)		3,600,000	3,539,745
Oil Insurance, Ltd. 5.785% (3 Month LIBOR + 2.982%), due 3/30/19 (a)(b)(e)		5,727,000	5,397,697
Pricoa Global Funding I 2.55%, due 11/24/20 (b)		2,725,000	2,687,858
Protective Life Corp. 8.45%, due 10/15/39		3,621,000	5,006,268
Protective Life Global Funding (b)
1.555%, due 9/13/19		4,200,000	4,168,941
2.161%, due 9/25/20		1,355,000	1,334,040
Prudential Financial, Inc. 3.878%, due 3/27/28		800,000	818,999
Scottish Widows, Ltd. Series Reg S 5.50%, due 6/16/23	GBP	6,500,000	9,403,971
Voya Financial, Inc. 3.65%, due 6/15/26		$1,240,000	1,186,854
XLIT, Ltd. 4.45%, due 3/31/25		1,350,000	1,378,523
			45,110,265
Internet 1.5%
Amazon.com, Inc. 3.875%, due 8/22/37		3,790,000	3,804,137
Baidu, Inc. 4.375%, due 5/14/24		2,380,000	2,424,189
Booking Holdings, Inc. 3.60%, due 6/1/26 (c)		6,700,000	6,587,203
Expedia Group, Inc. 5.95%, due 8/15/20		3,485,000	3,618,001
			16,433,530
Iron & Steel 0.7%
ArcelorMittal 7.00%, due 10/15/39		2,530,000	2,771,206
Vale Overseas, Ltd. 6.25%, due 8/10/26		4,330,000	4,616,862
			7,388,068
Lodging 0.9%
Marriott International, Inc.
3.75%, due 10/1/25		5,888,000	5,813,474
4.00%, due 4/15/28		1,072,000	1,042,201
7.15%, due 12/1/19		2,341,000	2,407,527
			9,263,202
Machinery - Construction & Mining 0.6%
Caterpillar Financial Services Corp. 2.10%, due 1/10/20		6,640,000	6,600,457

Media 0.9%
Comcast Corp. 3.30%, due 10/1/20 (c)		3,135,000	3,155,926
Sky, Ltd. 3.75%, due 9/16/24 (b)		1,480,000	1,509,492
Time Warner Cable, Inc. 8.25%, due 4/1/19		3,605,000	3,634,635
Time Warner Entertainment Co., L.P. 8.375%, due 3/15/23		1,087,000	1,256,994
			9,557,047
Mining 0.3%
Anglo American Capital PLC 4.875%, due 5/14/25 (b)		3,000,000	3,055,283

Miscellaneous - Manufacturing 1.5%
Amsted Industries, Inc. 5.00%, due 3/15/22 (b)		2,900,000	2,871,000
Siemens Financieringsmaatschappij N.V. (b)
2.15%, due 5/27/20		1,900,000	1,882,730
2.70%, due 3/16/22		3,320,000	3,282,324
Textron Financial Corp. 4.351% (3 Month LIBOR + 1.735%), due 2/15/67 (a)(b)		11,250,000	8,325,000
			16,361,054
Oil & Gas 4.3%
Anadarko Petroleum Corp. (zero coupon), due 10/10/36 (c)		19,735,000	8,398,541
Concho Resources, Inc. 4.30%, due 8/15/28		2,995,000	3,026,819
Gazprom Via Gaz Capital S.A. 7.288%, due 8/16/37 (b)		2,520,000	2,894,099
Marathon Petroleum Corp. (b)
5.125%, due 4/1/24		8,050,000	8,165,877
5.125%, due 12/15/26		2,000,000	2,073,483
Murphy Oil USA, Inc. 6.00%, due 8/15/23		5,798,000	5,884,970
Petrobras Global Finance B.V. 7.375%, due 1/17/27		3,775,000	4,095,309
Petroleos Mexicanos 6.75%, due 9/21/47		5,580,000	4,862,970
QEP Resources, Inc. 5.375%, due 10/1/22		3,350,000	3,294,893
Valero Energy Corp. 6.125%, due 2/1/20		2,870,000	2,956,360
			45,653,321
Packaging & Containers 0.8%
Crown European Holdings S.A. 4.00%, due 7/15/22 (b)	EUR	3,540,000	4,404,356
WestRock MWV LLC 7.375%, due 9/1/19		$1,800,000	1,842,998
WRKCo, Inc. 3.00%, due 9/15/24 (b)		2,735,000	2,586,105
			8,833,459
Pharmaceuticals 0.9%
Bausch Health Cos., Inc. 5.625%, due 12/1/21 (b)		1,140,000	1,141,425
CVS Health Corp. 3.397% (3 Month LIBOR + 0.63%), due 3/9/20 (a)		3,750,000	3,757,774
Eli Lilly & Co. 2.35%, due 5/15/22 (c)		2,200,000	2,163,087
Takeda Pharmaceutical Co., Ltd. 3.80%, due 11/26/20 (b)		1,435,000	1,449,984
Zoetis, Inc. 3.25%, due 8/20/21		770,000	768,442
			9,280,712
Pipelines 0.9%
Kinder Morgan, Inc.
5.625%, due 11/15/23 (b)		2,449,000	2,639,539
7.75%, due 1/15/32		2,035,000	2,541,364
MPLX, L.P. 4.00%, due 3/15/28		560,000	540,003
Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp. 5.25%, due 5/1/23 (c)		3,725,000	3,729,656
			9,450,562
Private Equity 0.1%
Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp. 6.25%, due 2/1/22		1,390,000	1,427,794

Real Estate Investment Trusts 0.9%
American Tower Corp. 3.00%, due 6/15/23		5,500,000	5,375,712
Digital Realty Trust, L.P. 3.70%, due 8/15/27		3,605,000	3,460,459
Host Hotels & Resorts, L.P. 3.75%, due 10/15/23		472,000	461,119
Ventas Realty, L.P. / Ventas Capital Corp. 2.70%, due 4/1/20		1,000	993
			9,298,283
Retail 1.8%
Alimentation Couche-Tard, Inc. 2.35%, due 12/13/19 (b)		3,415,000	3,390,208
AutoZone, Inc. 3.75%, due 6/1/27		1,865,000	1,835,765
CVS Pass-Through Trust 5.789%, due 1/10/26 (b)(g)		49,188	51,238
Darden Restaurants, Inc. 3.85%, due 5/1/27		4,847,000	4,707,972
QVC, Inc. 4.85%, due 4/1/24		5,680,000	5,671,195
Starbucks Corp. 2.45%, due 6/15/26		4,279,000	3,935,708
			19,592,086
Semiconductors 0.9%
NXP B.V. / NXP Funding LLC (b)
4.125%, due 6/1/21		6,300,000	6,323,247
4.625%, due 6/15/22		2,960,000	3,010,853
			9,334,100
Software 0.6%
First Data Corp. 5.00%, due 1/15/24 (b)		270,000	275,906
Microsoft Corp. 1.85%, due 2/6/20		6,190,000	6,144,417
			6,420,323
Telecommunications 2.9%
AT&T, Inc.
3.20%, due 3/1/22 (c)		5,840,000	5,839,477
3.956% (3 Month LIBOR + 1.18%), due 6/12/24 (a)		2,880,000	2,851,411
Crown Castle Towers LLC 4.241%, due 7/15/48 (b)		3,825,000	3,835,204
Hughes Satellite Systems Corp. 6.50%, due 6/15/19 (c)		2,250,000	2,273,355
Rogers Communications, Inc. 3.625%, due 12/15/25		5,635,000	5,557,962
T-Mobile USA, Inc. 6.00%, due 3/1/23		3,000,000	3,075,000
Telefonica Emisiones SAU 5.462%, due 2/16/21		1,000	1,044
VEON Holdings B.V. 4.95%, due 6/16/24 (b)		3,345,000	3,270,841
Verizon Communications, Inc.
4.125%, due 3/16/27		685,000	702,676
5.15%, due 9/15/23		3,573,000	3,881,850
			31,288,820
Textiles 0.5%
Cintas Corp. No 2 2.90%, due 4/1/22		4,920,000	4,859,967

Total Corporate Bonds (Cost $808,715,948)			797,755,458

Foreign Bonds 0.1%
Banks 0.1%
Barclays Bank PLC Series Reg S 10.00%, due 5/21/21	GBP	449,000	679,219

Total Foreign Bonds (Cost $726,817)			679,219

Foreign Government Bonds 0.2%
Saudi Arabia 0.2%
Saudi Government International Bond 4.375%, due 4/16/29 (b)(h)		$2,390,000	2,433,737

Total Foreign Government Bonds (Cost $2,377,365)			2,433,737

Loan Assignments 12.7% (a)
Advertising 0.7%
Outfront Media Capital LLC 2017 Term Loan B 4.503% (1 Month LIBOR + 2.00%), due 3/18/24		7,878,750	7,817,690

Auto Parts & Equipment 0.8%
TI Group Automotive Systems LLC 2015 Term Loan 4.999% (1 Month LIBOR + 2.50%), due 6/30/22		8,836,082	8,512,089

Commercial Services 2.3%
Allied Universal Holdco LLC 2015 Term Loan 6.249% (1 Month LIBOR + 3.75%), due 7/28/22		8,509,375	8,144,178
Global Payments Inc. 2018 Term Loan B3 4.249% (1 Month LIBOR + 1.75%), due 4/21/23		2,529,938	2,481,869
KAR Auction Services, Inc. Term Loan B4 5.063% (3 Month LIBOR + 2.25%), due 3/11/21		5,647,171	5,585,402
USAGM HoldCo LLC 2015 2nd Lien Term Loan 10.999% (1 Month LIBOR + 8.50%), due 7/28/23 (i)		8,750,000	8,225,000
			24,436,449
Containers, Packaging & Glass 0.5%
Berry Global, Inc. 2018 Term Loan S 4.266% (1 Month LIBOR + 1.75%), due 2/8/20		3,050,109	3,034,477
Reynolds Group Holdings, Inc. 2017 Term Loan 5.249% (1 Month LIBOR + 2.75%), due 2/5/23		2,761,579	2,719,004
			5,753,481
Electronics 0.6%
Dell, Inc. 2017 1st Lien Term Loan 4.50% (1 Month LIBOR + 2.00%), due 9/7/23		6,037,845	5,951,341

Environmental Controls 0.5%
Advanced Disposal Services, Inc. Term Loan B3 4.664% (1 Week LIBOR + 2.25%), due 11/10/23		5,550,000	5,486,175

Food Services 0.1%
Aramark Services, Inc. 2018 Term Loan B2 4.249% (1 Month LIBOR + 1.75%), due 3/28/24		1,500,146	1,487,488

Hand & Machine Tools 0.4%
Milacron LLC Amended Term Loan B 4.999% (1 Month LIBOR + 2.50%), due 9/28/23 (i)		4,325,288	4,244,189

Health Care - Products 0.1%
Sotera Health Holdings LLC 2017 Term Loan 5.499% (1 Month LIBOR + 3.00%), due 5/15/22		552,897	538,038

Health Care - Services 0.5%
Syneos Health, Inc. 2018 Term Loan B 4.499% (1 Month LIBOR + 2.00%), due 8/1/24		4,864,922	4,773,705

Household Products & Wares 0.5%
KIK Custom Products, Inc. 2015 Term Loan B 6.499% (1 Month LIBOR + 4.00%), due 5/15/23		1,388,038	1,310,828
Prestige Brands, Inc. Term Loan B4 4.499% (1 Month LIBOR + 2.00%), due 1/26/24		4,030,095	3,952,012
			5,262,840
Insurance 0.4%
MPH Acquisition Holdings LLC 2016 Term Loan B 5.553% (3 Month LIBOR + 2.75%), due 6/7/23		4,251,441	4,102,640

Lodging 0.8%
Boyd Gaming Corp. Term Loan B3 4.664% (1 Week LIBOR + 2.25%), due 9/15/23		336,356	332,081
Hilton Worldwide Finance LLC Term Loan B2 4.26% (1 Month LIBOR + 1.75%), due 10/25/23		8,389,239	8,285,422
			8,617,503
Machinery - Diversified 0.2%
Zebra Technologies Corp. 2018 Term Loan B 4.257% (1 Month LIBOR + 1.75%), due 10/27/21		1,836,065	1,831,093

Media 0.7%
Nielsen Finance LLC Term Loan B4 4.511% (1 Month LIBOR + 2.00%), due 10/4/23		3,895,612	3,824,658
Virgin Media Bristol LLC 2017 Term Loan K 5.009% (1 Month LIBOR + 2.50%), due 1/15/26		4,100,000	4,022,272
			7,846,930
Pharmaceuticals 0.8%
Bausch Health Cos., Inc. Term Loan B 5.263% (1 Month LIBOR + 2.75%), due 11/27/25		2,834,563	2,790,627
Change Healthcare Holdings, Inc. 2017 Term Loan B 5.249% (1 Month LIBOR + 2.75%), due 3/1/24		5,279,313	5,165,242
			7,955,869
Retail 0.1%
1011778 B.C. Unlimited Liability Co. Term Loan B3 4.749% (1 Month LIBOR + 2.25%), due 2/16/24		1,545,741	1,516,758

Software 0.3%
First Data Corp. 2024 Term Loan 4.519% (1 Month LIBOR + 2.00%), due 4/26/24		3,662,825	3,647,412

Telecommunications 2.1%
Level 3 Financing, Inc. 2017 Term Loan B 4.756% (1 Month LIBOR + 2.25%), due 2/22/24		9,000,000	8,828,037
SBA Senior Finance II LLC 2018 Term Loan B 4.50% (1 Month LIBOR + 2.00%), due 4/11/25		8,654,961	8,484,951
Sprint Communications, Inc. 1st Lien Term Loan B 5.00% (1 Month LIBOR + 2.50%), due 2/2/24		5,059,875	4,939,703
			22,252,691
Transportation 0.3%
XPO Logistics, Inc. 2018 Term Loan B 4.50% (1 Month LIBOR + 2.00%), due 2/24/25		3,285,000	3,228,025

Total Loan Assignments (Cost $138,095,188)			135,262,406

Mortgage-Backed Securities 2.4%
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 2.2%
Bayview Commercial Asset Trust Series 2006-4A, Class A1 2.74% (1 Month LIBOR + 0.23%), due 12/25/36 (a)(b)		20,730	19,923
BX Commercial Mortgage Trust Series 2018-IND, Class A 3.259% (1 Month LIBOR + 0.75%), due 11/15/35 (a)(b)(h)		3,699,480	3,680,226
Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates
Series K087, Class A2 3.771%, due 12/25/28		2,065,000	2,149,108
Series K085, Class A2 4.06%, due 10/25/28 (j)		3,485,000	3,719,577
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-AON, Class A 4.128%, due 7/5/31 (b)		2,180,000	2,266,564
JPMBB Commercial Mortgage Securities Trust Series 2015-C28, Class A4 3.227%, due 10/15/48		3,235,000	3,218,883
Wells Fargo Commercial Mortgage Trust (b)(k)
Series 2018-1745, Class A 3.749%, due 6/15/36 s		3,450,000	3,508,071
Series 2018-AUS, Class A 4.058%, due 7/17/36		4,200,000	4,291,790
			22,854,142
Residential Mortgage (Collateralized Mortgage Obligation) 0.2%
JP Morgan Mortgage Trust Series 2019-1, Class A3 4.00%, due 5/25/49 (b)(h)(j)		2,185,000	2,193,364

Whole Loan Collateral (Collateralized Mortgage Obligation) 0.0% ‡
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A2 4.421%, due 7/25/36 (k)		59,672	59,613

Total Mortgage-Backed Securities (Cost $24,721,110)			25,107,119

U.S. Government & Federal Agencies 3.6%
Federal National Mortgage Association (Mortgage Pass-Through Securities) 2.5%
4.00%, due 8/1/48		14,980,501	15,342,412
4.50%, due 1/1/49		11,119,726	11,560,074
			26,902,486
United States Treasury Inflation - Indexed Note 1.1%
0.75%, due 7/15/28		11,708,739	11,708,891

Total U.S. Government & Federal Agencies (Cost $38,039,469)			38,611,377

Total Long-Term Bonds (Cost $1,034,361,218)			1,021,526,041

	Shares
Common Stocks 0.0%‡
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc.	14	189

Media 0.0% ‡
ION Media Networks, Inc. (g)(h)(i)(l)(m)	22	13,625

Tobacco 0.0% ‡
Turning Point Brands, Inc.	6,802	240,858

Total Common Stocks (Cost $0)		254,672

Short-Term Investments 5.1%
Affiliated Investment Company 2.9%
MainStay U.S. Government Liquidity Fund, 2.24% (n)	31,089,485	31,089,485
Total Affiliated Investment Company (Cost $31,089,485)		31,089,485

	Principal Amount
Repurchase Agreement 0.0% ‡
Fixed Income Clearing Corp. 0.05%, dated 1/31/19 due 2/1/19 Proceeds at Maturity $125,824 (Collateralized by a United States Treasury Note with a rate of 2.875% and a maturity date of 11/30/23, with a Principal Amount of $130,000 and a Market Value of $132,846)	$125,823	125,823

Total Repurchase Agreement (Cost $125,823)		125,823

U.S. Governments 2.2%
United States Treasury Bills (o)
2.354%, due 3/14/19	14,000,000	13,963,088
2.375%, due 2/14/19	10,000,000	9,991,559
Total U.S. Governments (Cost $23,954,647)		23,954,647

Total Short-Term Investments (Cost $55,169,955)		55,169,955

Total Investments, Before Investments Sold Short (Cost $1,089,531,174)	100.7%	1,076,950,668

Investments Sold Short (2.6%)
Corporate Bonds Sold Short (2.6%)
Health Care - Services (0.3%)
Davita, Inc. 5.00%, due 5/1/25	(2,940,000)	(2,829,750)

Internet (0.9%)
Netflix, Inc. 4.375%, due 11/15/26	(10,400,000)	(9,847,500)

Oil & Gas (1.1%)
Noble Energy, Inc. 3.90%, due 11/15/24	(12,115,000)	(11,889,408)

Pharmaceuticals (0.3%)
Mylan N.V. 3.95%, due 6/15/26	(3,090,000)	(2,918,999)

Total Corporate Bonds Sold Short (Proceeds $26,889,642)		(27,485,657)

Total Investments Sold Short (Proceeds $26,889,642)		(27,485,657)

Total Investments, Net of Investments Sold Short (Cost $1,062,641,531)	98.1%	1,049,465,011
Other Assets, Less Liabilities	1.9	19,840,149
Net Assets	100.0%	$1,069,305,160

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of January 31, 2019.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Security, or a portion thereof, was maintained in a segregated account at the Fund's custodian as collateral for securities Sold Short.
(d)	Fixed to floating rate - Rate shown was the rate in effect as of January 31, 2019.
(e)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Step coupon - Rate shown was the rate in effect as of January 31, 2019.
(g)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2019, the total market value of fair valued securities was $64,863, which represented less than one-tenth of a percent of the Fund's net assets.
(h)	Illiquid security - As of January 31, 2019, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $8,320,952, which represented 0.8% of the Fund's net assets.
(i)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(j)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(k)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of January 31, 2019.
(l)	Restricted security.
(m)	Non-income producing security.
(n)	Current yield as of January 31, 2019.
(o)	Interest rate shown represents yield to maturity.

As of January 31, 2019, the Fund held the following foreign currency forward contracts1:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	11,569,000	USD	13,215,269	JPMorgan Chase Bank N.A.	2/1/19	$26,604
USD	13,261,660	EUR	11,569,000	JPMorgan Chase Bank N.A.	2/1/19	19,788
USD	10,442,311	GBP	7,913,000	JPMorgan Chase Bank N.A.	5/2/19	17,317
Total unrealized appreciation						63,709
GBP	7,820,000	USD	10,272,352	JPMorgan Chase Bank N.A.	2/1/19	(15,646)
USD	13,222,858	EUR	11,487,000	JPMorgan Chase Bank N.A.	5/2/19	(24,064)
USD	10,011,946	GBP	7,820,000	JPMorgan Chase Bank N.A.	2/1/19	(244,760)
Total unrealized depreciation						(284,470)
Net unrealized depreciation						$(220,761)

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Fund would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.

As of January 31, 2019, the Fund held the following futures contracts1:

Type	Number of Contracts Long (Short)	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
2-Year United States Treasury Note	(231)	March 2019	$(48,987,959)	$(49,047,797)	$(59,838)
10-Year United States Treasury Note	(1,044)	March 2019	(124,346,123)	(127,857,375)	(3,511,252)
10-Year United States Treasury Ultra Note	(850)	March 2019	(107,766,258)	(111,084,375)	(3,318,117)
United States Treasury Long Bond	(51)	March 2019	(7,101,632)	(7,481,063)	(379,431)
United States Treasury Ultra Bond	19	March 2019	2,991,076	3,061,375	70,299
Euro-BTP	(24)	March 2019	(3,379,369)	(3,559,338)	(179,969)
Euro Bund	20	March 2019	3,719,294	3,792,516	73,222
			$(284,870,971)	$(292,176,057)	$(7,305,086)

1.	As of January 31, 2019, cash in the amount of $3,082,904 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2019.

Swap Contracts

As of January 31, 2019, the Fund held the following centrally cleared interest rate swap agreements1:

Notional Amount	Currency	Expiration Date	Payments made by Fund	Payments Received by Fund	Payment Frequency Paid/ Received	Upfront Premiums Received/ (Paid)	Value	Unrealized Appreciation / (Depreciation)
$250,000,000	USD	8/8/2019	Fixed 1.621%	3-Month USD-LIBOR	Quarterly	$15,301	$1,378,728	$1,394,029
150,000,000	USD	11/9/2019	Fixed 1.83%	3-Month USD-LIBOR	Quarterly	(5,302)	990,227	984,925
40,000,000	USD	3/16/2023	Fixed 2.793%	3-Month USD-LIBOR	Quarterly	—	(403,446)	(403,446)
41,000,000	USD	3/29/2023	Fixed 2.762%	3-Month USD-LIBOR	Quarterly	—	(365,875)	(365,875)
						$9,999	$1,599,634	$1,609,633

As of January 31, 2019, the Fund held the following OTC credit default swap contracts:

Reference Entity	Counterparty	Termination Date	Buy/Sell Protection[2]	Notional Amount (000)[3]	(Pay)/ Receive Fixed Rate[4]	Payment Frequency Paid/Received	Upfront Premiums Received/ (Paid)	Value	Unrealized Appreciation/ (Depreciation)[5]
Staples, Inc. 2.75%, 1/12/18	Credit Suisse First Boston	6/20/2019	Buy	$7,000	1.00%	Quarterly	$(37,198)	$(22,081)	$(59,279)
							$(37,198)	$(22,081)	$(59,279)

1.	As of January 31, 2019, cash in the amount of $1,192,057 was on deposit with a broker for centrally cleared swap agreements.
2.	Buy-Fund pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell-Fund receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

3.	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap contract.
4.	The annual fixed rate represents the interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) annually on the notional amount of the credit default swap contract.
5.	Represents the difference between the value of the credit default swap contracts at the time they were opened and the value at January 31, 2019.

The following abbreviations are used in the preceding pages:

BTP	—Buoni del Tesoro Poliennali (Eurex Exchange index)
EUR	—Euro
GBP	—British Pound Sterling
LIBOR	—London Interbank Offered Rate
USD	—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019, for valuing the Fund's assets and liabilities:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$21,676,725	$—	$21,676,725
Corporate Bonds	—	797,755,458	—	797,755,458
Foreign Bonds	—	679,219	—	679,219
Foreign Government Bonds	—	2,433,737	—	2,433,737
Loan Assignments (b)	—	122,793,217	12,469,189	135,262,406
Mortgage-Backed Securities	—	25,107,119	—	25,107,119
U.S. Government & Federal Agencies	—	38,611,377	—	38,611,377
Total Long-Term Bonds	—	1,009,056,852	12,469,189	1,021,526,041
Common Stocks (c)	241,047	—	13,625	254,672
Short-Term Investments
Affiliated Investment Company	31,089,485	—	—	31,089,485
Repurchase Agreement	—	125,823	—	125,823
U.S. Government	—	23,954,647	—	23,954,647
Total Short-Term Investments	31,089,485	24,080,470	—	55,169,955
Total Investments in Securities	31,330,532	1,033,137,322	12,482,814	1,076,950,668
Other Financial Instruments
Foreign Currency Forward Contracts (d)	—	63,709	—	63,709
Futures Contracts (d)	143,521	—	—	143,521
Interest Rate Swap Contracts (d)	—	2,378,954	—	2,378,954
Total Other Financial Instruments	143,521	2,442,663	—	2,586,184
Total Investments in Securities and Other Financial Instruments	$31,474,053	$1,035,579,985	$12,482,814	$1,079,536,852

Liability Valuation Inputs

Long-Term Bonds Sold Short
Corporate Bonds Sold Short	—	(27,485,657)	—	(27,485,657)
Total Long-Term Bonds Sold Short	—	(27,485,657)	—	(27,485,657)
Other Financial Instruments
Foreign Currency Forward Contracts (d)	—	(284,470)	—	(284,470)
Futures Contracts (d)	(7,448,607)	—	—	(7,448,607)
Credit Default Swap Contracts (d)	—	(59,279)	—	(59,279)
Interest Rate Swap Contracts (d)	—	(769,321)	—	(769,321)
Total Other Financial Instruments	(7,448,607)	(1,113,070)	—	(8,561,677)
Total Investments in Securities Sold Short and Other Financial Instruments	$(7,448,607)	$(28,598,727)	$—	$(36,047,334)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $4,244,189 and $8,225,000 are held in Commercial Services and Hand & Machine Tools, respectively, within the Loan Assignments section of the Portfolio of Investments.

(c)	The Level 3 security valued at $13,625 is held in Media within the Common Stocks section of the Portfolio of Investments.

(d)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2019
Long-Term Bonds
Loan Assignments
Commercial Services	$-	$2,764	$-	$(396,514)	$-	$-	$8,618,750	$-	8,225,000	(396,514)
Hand & Machine Tools	-	636	425	(79,359)	-	(155,861)	4,478,348	-	4,244,189	(79,359)
Common Stocks
Media	13,625	-	-	-	-	-	-	-	13,625	-
Total	$13,625	$3,400	$425	$(475,873)	$-	$(155,861)	$13,097,098	$-	$12,482,814	$(475,873)

(a) Sales include principal reductions.

As of January 31, 2018, securities with a market value of $13,097,098 transferred from Level 2 to Level 3 as the fair value obtained from an independent pricing service, utilized significant unobservable inputs. As of October 31, 2018, the fair value obtained for these securities, as determined by an independent pricing service, utilized significant other observable inputs.

MainStay MAP Equity Fund
Portfolio of Investments January 31, 2019 (Unaudited)

	Shares	Value
Common Stocks 99.0% †
Aerospace & Defense 7.6%
Boeing Co.	112,348	$43,323,635
Hexcel Corp.	94,993	6,431,976
Raytheon Co.	91,000	14,993,160
United Technologies Corp.	99,762	11,778,900
		76,527,671
Air Freight & Logistics 0.4%
XPO Logistics, Inc. (a)	64,253	3,905,297

Banks 6.1%
Bank of America Corp.	937,597	26,693,387
Bank OZK	163,504	4,960,711
Citigroup, Inc.	90,922	5,860,832
JPMorgan Chase & Co.	110,729	11,460,452
U.S. Bancorp	119,676	6,122,624
Wells Fargo & Co.	146,569	7,168,690
		62,266,696
Beverages 1.3%
Coca-Cola Co.	71,486	3,440,621
PepsiCo., Inc.	88,500	9,971,295
		13,411,916
Biotechnology 1.2%
AbbVie, Inc.	96,193	7,723,336
Celgene Corp. (a)	50,375	4,456,172
		12,179,508
Building Products 0.3%
Fortune Brands Home & Security, Inc.	68,427	3,099,743
Resideo Technologies, Inc. (a)	8,649	189,673
		3,289,416
Capital Markets 3.5%
Ameriprise Financial, Inc.	26,673	3,376,802
Bank of New York Mellon Corp.	68,870	3,603,278
Goldman Sachs Group, Inc.	37,774	7,479,630
Morgan Stanley	303,684	12,845,833
State Street Corp.	116,686	8,273,038
		35,578,581
Chemicals 2.4%
DowDuPont, Inc.	325,082	17,492,662
Linde PLC	19,750	3,219,448
W.R. Grace & Co.	53,450	3,795,484
		24,507,594
Construction & Engineering 0.7%
Jacobs Engineering Group, Inc.	101,498	6,577,070

Construction Materials 0.5%
Martin Marietta Materials, Inc.	28,551	5,044,391

Consumer Finance 1.9%
American Express Co.	107,602	11,050,725
Capital One Financial Corp.	59,076	4,760,935
Discover Financial Services	42,806	2,888,977
		18,700,637
Containers & Packaging 0.5%
Berry Global Group, Inc. (a)	104,117	5,127,762

Diversified Financial Services 1.2%
AXA Equitable Holdings, Inc.	323,295	5,993,889
Berkshire Hathaway, Inc., Class B (a)	29,050	5,970,937
		11,964,826
Diversified Telecommunication Services 1.0%
AT&T, Inc.	340,140	10,224,608

Electrical Equipment 0.9%
AMETEK, Inc.	60,377	4,401,483
Rockwell Automation, Inc.	29,700	5,034,744
		9,436,227
Electronic Equipment, Instruments & Components 0.7%
Coherent, Inc. (a)	9,452	1,117,226
TE Connectivity, Ltd.	67,004	5,423,974
		6,541,200
Energy Equipment & Services 0.3%
Schlumberger, Ltd.	64,012	2,829,971

Entertainment 3.6%
Liberty Media Corp-Liberty Formula One, Class C (a)	62,900	1,973,173
Lions Gate Entertainment Corp., Class B	49,448	866,823
Madison Square Garden Co., Class A (a)	39,530	10,985,387
Twenty-First Century Fox, Inc., Class A	325,039	16,027,673
Walt Disney Co.	63,076	7,034,236
		36,887,292
Food & Staples Retailing 1.6%
Costco Wholesale Corp.	33,650	7,222,299
Walgreens Boots Alliance, Inc.	128,449	9,281,725
		16,504,024
Food Products 0.3%
Mondelez International, Inc., Class A	61,500	2,844,990

Health Care Equipment & Supplies 3.0%
Abbott Laboratories	64,342	4,695,679
Boston Scientific Corp. (a)	167,230	6,379,825
Danaher Corp.	51,199	5,678,993
Medtronic PLC	155,267	13,724,050
		30,478,547
Health Care Providers & Services 4.8%
Centene Corp. (a)	61,074	7,974,432
CVS Health Corp.	343,784	22,535,041
UnitedHealth Group, Inc.	41,754	11,281,931
Universal Health Services, Inc., Class B	49,213	6,522,199
		48,313,603
Hotels, Restaurants & Leisure 1.3%
Marriott International, Inc., Class A	27,925	3,198,250
McDonald's Corp.	25,651	4,585,886
MGM Resorts International	196,577	5,787,227
		13,571,363
Household Durables 0.5%
LGI Homes, Inc. (a)	88,982	5,276,633

Household Products 0.3%
Procter & Gamble Co.	33,856	3,266,088

Industrial Conglomerates 0.7%
Honeywell International, Inc.	51,895	7,453,679

Insurance 5.2%
American International Group, Inc.	307,955	13,312,894
Chubb, Ltd.	61,106	8,130,153
Everest Re Group, Ltd.	7,674	1,680,990
MetLife, Inc.	216,269	9,877,005
Travelers Cos., Inc.	94,851	11,907,595
W.R. Berkley Corp.	56,000	4,305,840
Willis Towers Watson PLC	23,292	3,791,705
		53,006,182
Interactive Media & Services 5.8%
Alphabet, Inc. (a)
Class A	10,175	11,455,931
Class C	29,553	32,992,082
Facebook, Inc., Class A (a)	71,055	11,844,158
Tencent Holdings, Ltd., ADR	49,200	2,194,812
		58,486,983
Internet & Direct Marketing Retail 1.6%
Alibaba Group Holding, Ltd., Sponsored ADR (a)	12,400	2,089,276
Booking Holdings, Inc. (a)	2,281	4,180,639
Ctrip.com International, Ltd., ADR (a)	41,060	1,367,298
eBay, Inc. (a)	116,066	3,905,621
Qurate Retail, Inc. (a)	214,185	4,658,524
		16,201,358
IT Services 3.6%
Automatic Data Processing, Inc.	28,000	3,915,520
PayPal Holdings, Inc. (a)	211,658	18,786,764
VeriSign, Inc. (a)	5,830	986,844
Visa, Inc., Class A	97,371	13,146,059
		36,835,187
Life Sciences Tools & Services 0.1%
Charles River Laboratories International, Inc. (a)	10,561	1,301,010

Machinery 0.9%
Caterpillar, Inc.	18,350	2,443,486
Ingersoll-Rand PLC	69,017	6,904,461
		9,347,947
Media 4.7%
Comcast Corp., Class A	350,761	12,827,330
GCI Liberty, Inc., Class A (a)	27,252	1,387,127
Liberty Broadband Corp. (a)
Class A	17,897	1,517,129
Class C	109,073	9,273,386
Liberty Media Corp-Liberty SiriusXM (a)
Class A	172,213	6,850,633
Class C	377,416	15,081,543
MSG Networks, Inc., Class A (a)	35,924	804,698
		47,741,846
Metals & Mining 0.3%
Reliance Steel & Aluminum Co.	40,466	3,313,356

Multi-Utilities 0.4%
WEC Energy Group, Inc.	52,970	3,868,399

Multiline Retail 0.6%
Dollar General Corp.	50,967	5,883,121

Oil, Gas & Consumable Fuels 4.1%
Anadarko Petroleum Corp.	126,807	6,001,776
ConocoPhillips	56,469	3,822,387
Enbridge, Inc.	150,969	5,528,485
EOG Resources, Inc.	22,213	2,203,530
Marathon Petroleum Corp.	100,578	6,664,298
Occidental Petroleum Corp.	97,461	6,508,445
Phillips 66	52,230	4,983,264
Plains GP Holdings, L.P., Class A (a)	140,557	3,210,322
Williams Cos., Inc.	83,750	2,255,387
		41,177,894
Pharmaceuticals 3.7%
Allergan PLC	92,255	13,282,874
Johnson & Johnson	40,900	5,442,972
Merck & Co., Inc.	73,100	5,440,833
Pfizer, Inc.	317,832	13,491,969
		37,658,648
Road & Rail 2.5%
CSX Corp.	104,378	6,857,635
Union Pacific Corp.	115,527	18,376,880
		25,234,515
Semiconductors & Semiconductor Equipment 2.6%
Applied Materials, Inc.	170,075	6,646,531
Cypress Semiconductor Corp.	297,630	4,128,128
Intel Corp.	33,678	1,586,908
Marvell Technology Group, Ltd.	316,053	5,856,462
Texas Instruments, Inc.	19,109	1,923,894
Universal Display Corp.	59,947	6,224,297
		26,366,220
Software 6.9%
LogMeIn, Inc.	54,899	5,106,705
Microsoft Corp.	451,262	47,125,291
Oracle Corp.	229,796	11,542,653
PTC, Inc. (a)	72,881	6,179,580
		69,954,229
Specialty Retail 3.0%
CarMax, Inc. (a)	49,750	2,924,305
Home Depot Inc	66,725	12,246,040
Lowe's Cos., Inc.	100,358	9,650,425
TJX Cos., Inc.	110,235	5,481,986
		30,302,756
Technology Hardware, Storage & Peripherals 5.9%
Apple, Inc.	359,552	59,843,835

Tobacco 0.5%
Philip Morris International, Inc.	59,180	4,540,290

Total Common Stocks (Cost $651,494,326)		1,003,773,366

Short-Term Investment 1.6%
Affiliated Investment Company 1.6%
MainStay U.S. Government Liquidity Fund, 2.24% (b)	15,765,575	15,765,575

Total Short-Term Investment (Cost $15,765,575)		15,765,575

Total Investments (Cost $667,259,901)	100.6%	1,019,538,941
Other Assets, Less Liabilities	(0.6)	(6,031,080)
Net Assets	100.0%	$1,013,507,861

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	Current yield as of January 31, 2019.

The following abbreviation is used in the preceding pages:

ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$1,003,773,366	$—	$—	$1,003,773,366
Short-Term Investment
Affiliated Investment Company	15,765,575	—	—	15,765,575
Total Investments in Securities	$1,019,538,941	$—	$—	$1,019,538,941

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Money Market Fund
Portfolio of Investments January 31, 2019 (Unaudited)

	Principal Amount	Value
Short-Term Investments 100.0% †
Certificates of Deposit 1.4%
Royal Bank of Canada 0.03% (3 Month LIBOR + 0.17%), due 6/17/19 (a)	$5,000,000	$5,000,000

Total Certificates of Deposit (Cost $5,000,000)		5,000,000

Financial Company Commercial Paper 12.5%
Bank Of Nova Scotia (b)(c)
2.573%, due 2/4/19	5,000,000	4,998,946
2.623%, due 2/4/19	5,000,000	4,998,925
Cppib Capital, Inc. 2.549%, due 4/5/19 (b)(c)	5,000,000	4,977,950
JP Morgan Securities LLC 2.638%, due 4/12/19 (b)	5,000,000	4,973,264
Massachusetts Mutual Life Insurance Co. 2.387%, due 2/8/19 (b)(c)	5,000,000	4,997,521
Nationwide Life Insurance Co. 2.492%, due 2/27/19 (b)(c)	5,000,000	4,991,080
Private Export Funding Corp. 2.522%, due 3/13/19 (b)(c)	5,000,000	4,985,556
Toronto Dominion Bank 2.394%, due 2/8/19 (b)(c)	5,000,000	4,997,584
Toronto-Dominion Bank 3.022% (3 Month LIBOR + 0.23%), due 3/20/19 (a)(c)	5,000,000	5,000,000

Total Financial Company Commercial Paper (Cost $44,920,826)		44,920,826

Other Commercial Paper 55.5%
3M Co. 2.469%, due 3/4/19 (b)(c)	5,000,000	4,989,537
American Honda Finance Corp. 2.522%, due 3/21/19 (b)	5,000,000	4,982,667
Apple, Inc. (b)(c)
2.41%, due 2/7/19	5,000,000	4,997,925
2.435%, due 2/12/19	5,000,000	4,996,188
Archer-Daniels-Midland Co. (b)(c)
2.431%, due 2/12/19	5,000,000	4,996,272
2.467%, due 2/22/19	5,000,000	4,992,912
Army and Air Force Exchange Service 2.38%, due 2/7/19 (b)(c)	5,000,000	4,997,933
BASF SE (b)(c)
2.381%, due 2/4/19	5,000,000	4,998,958
2.586%, due 3/25/19	5,000,000	4,980,644
Canadian National Railway Co. (b)(c)
2.473%, due 2/20/19	5,000,000	4,993,403
2.569%, due 4/5/19	5,000,000	4,976,813
Coca-Cola Co. (b)(c)
2.489%, due 3/11/19	5,000,000	4,986,489
2.503%, due 3/22/19	5,000,000	4,982,782
Cummins, Inc. (b)(c)
2.471%, due 2/19/19	5,000,000	4,993,800
2.534%, due 3/19/19	5,000,000	4,983,389
Gen Dynamics Corp. (b)(c)
2.40%, due 2/7/19	5,000,000	4,997,958
2.476%, due 2/21/19	5,000,000	4,993,056
Henkel of America, Inc. (b)(c)
2.393%, due 2/6/19	5,000,000	4,998,264
2.489%, due 2/26/19	5,000,000	4,991,250
Hershey Co. 2.388%, due 2/5/19 (b)(c)	5,000,000	4,998,628
John Deere Canada ULC 2.462%, due 3/14/19 (b)(c)	5,000,000	4,985,593
John Deere Capital Corp. 2.64%, due 4/11/19 (b)(c)	5,000,000	4,974,892
L'Oreal USA, Inc. 2.43%, due 2/15/19 (b)(c)	5,000,000	4,995,236
Merck & Co., Inc. 2.466%, due 3/15/19 (b)(c)	5,000,000	4,985,475
Novartis Finance Corp. (b)(c)
2.405%, due 2/11/19	5,000,000	4,996,500
2.459%, due 2/26/19	5,000,000	4,991,458
One Gas, Inc. (b)(c)
2.393%, due 2/6/19	5,000,000	4,998,257
2.46%, due 2/15/19	5,000,000	4,995,100
PACCAR Financial Corp. (b)
2.445%, due 2/13/19	4,600,000	4,596,197
2.471%, due 2/19/19	5,000,000	4,993,825
Pfizer, Inc. 2.593%, due 4/5/19 (b)(c)	5,000,000	4,977,250
Praxair, Inc. (b)
2.343%, due 2/1/19	5,000,000	5,000,000
2.367%, due 2/5/19	5,000,000	4,998,611
Siemens Captal Co., LLC (b)(c)
2.424%, due 2/14/19	5,000,000	4,995,306
2.528%, due 3/26/19	5,000,000	4,980,346
Total Capital Canada Ltd. (b)(c)
2.522%, due 2/25/19	5,000,000	4,991,667
2.561%, due 4/3/19	5,000,000	4,977,972
Toyota Motor Credit Corp. 2.447%, due 3/4/19 (b)	5,000,000	4,989,064
Unilever Capital Corp. (b)(c)
2.40%, due 2/11/19	5,000,000	4,996,556
2.518%, due 3/19/19	5,000,000	4,984,156

Total Other Commercial Paper (Cost $199,232,329)		199,232,329

Other Municipal Securities 1.4%
Province of Quebec 2.446%, due 2/22/19 (b)(c)	5,000,000	4,992,840

Total Other Municipal Securities (Cost $4,992,840)		4,992,840

Treasury Debt 3.8%
United States Treasury Bills (b)
2.389%, due 2/19/19	7,787,000	7,777,845
United States Treasury Notes
1.125%, due 5/31/19	3,000,000	2,988,561
1.25%, due 4/30/19	3,000,000	2,992,528

Total Treasury Debt (Cost $13,758,934)		13,758,934

Treasury Repurchase Agreements 20.6%
Bank of America N.A. 2.55%, dated 1/31/19 due 2/1/19 Proceeds at Maturity $15,001,063 (Collateralized by United States Treasury securities with rates of 0.00% and maturity date of 2/15/47, with a Principal Amount of $36,309,300 and a Market Value of $15,300,013)	15,000,000	15,000,000
Bank of Montreal 2.52%, dated 1/31/19 due 2/1/19 Proceeds at Maturity $15,001,050 (Collateralized by United States Treasury securities with rates between 0.00% and 2.88% and maturity dates between 3/28/19 and 2/15/46, with a Principal Amount of $14,990,400 and a Market Value of $15,300,069)	15,000,000	15,000,000
RBC Capital Markets LLC 2.54%, dated 1/31/19 due 2/1/19 Proceeds at Maturity $29,109,054 (Collateralized by United States Treasury securities with rate 2.00% and maturity date 11/30/22, with a Principal Amount of $30,077,600 and a Market Value of $29,691,241)	29,107,000	29,107,000
TD Securities (U.S.A.) LLC 2.54%, dated 1/31/19 due 2/1/19 Proceeds at Maturity $15,001,058 (Collateralized by a United States Treasury Note with rates between 0.75% and 2.75% and maturity dates between 7/15/19 and 12/31/23, with a Principal Amount of $15,344,200 and a Market Value of $15,300,092)	15,000,000	15,000,000

Total Treasury Repurchase Agreements (Cost $74,107,000)		74,107,000

U.S. Government Agency Debt 4.8%
Federal Home Loan Bank (b)
2.43%, due 2/28/19	7,300,000	7,286,997
2.442%, due 3/8/19	10,000,000	9,976,666

Total U.S. Government Agency Debt (Cost $17,263,663)		17,263,663

Total Short-Term Investments (Amortized Cost $359,275,592)	100.0%	359,275,592
Other Assets, Less Liabilities	0.0 ‡	12,226
Net Assets	100.0%	$359,287,818

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of January 31, 2019.
(b)	Interest rate shown represents yield to maturity.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.

The following abbreviation is used in the preceding pages:

LIBOR	—London Interbank Offered Rate

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Short-Term Investments
Certificates of Deposit	$—	$5,000,000	$—	$5,000,000
Financial Company Commercial Paper	—	44,920,826	—	44,920,826
Other Commercial Paper	—	199,232,329	—	199,232,329
Other Municipal Securities	—	4,992,840	—	4,992,840
Treasury Debt	—	13,758,934	—	13,758,934
Treasury Repurchase Agreements	—	74,107,000	—	74,107,000
U.S. Government Agency Debt	—	17,263,663	—	17,263,663
Total Investments in Securities	$—	$359,275,592	$—	$359,275,592

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Funds

NOTES TO PORTFOLIOS OF INVESTMENTS January 31, 2019 (Unaudited)

SECURITIES VALUATION.

Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").

The Board of Trustees of the MainStay Funds (the "Board") adopted procedures establishing methodologies for the valuation of each Fund's securities and other assets and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Funds (the "Valuation Committee"). The Board authorized the Valuation Committee to appoint a Valuation Subcommittee (the "Subcommittee") to deal in the first instance with establishing the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under these procedures. The Subcommittee meets (in person, via electronic mail or via teleconference) on an as-needed basis. Subsequently, the Valuation Committee meets to ensure that actions taken by the Subcommittee were appropriate. The procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for the Funds' assets and liabilities) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor(s) to each Fund.

To assess the appropriateness of security valuations, the Manager, the Subadvisor(s) or the Funds' third party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third party pricing services or broker sources. For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Subcommittee deals in the first instance with such valuation and the Valuation Committee reviews and affirms, if appropriate, the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. Any action taken by the Subcommittee with respect to the valuation of a portfolio security or other asset is submitted for review and ratification (if appropriate) to the Valuation Committee and the Board at the next regularly scheduled meeting.

"Fair value" is defined as the price that a Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Fund. Unobservable inputs reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for an identical asset or liability
•	Level 2 – other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including each Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)

The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. As of January 31, 2019, the aggregate value by input level of each Fund's assets and liabilities is included at the end of each Fund's respective Portfolio of Investments.

The Funds may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:

• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Funds generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Funds' valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Funds' valuation procedures are designed to value a security at the price a Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended January 31, 2019, there were no material changes to the fair value methodologies.

Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not readily available from a third party pricing source or, if so provided, does not, in the opinion of the Manager or the Subadvisor(s) reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 3 in the hierarchy. As of January 31, 2019, securities that were fair valued in such a manner are shown in the Portfolio of Investments.

Certain securities held by certain Funds may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which each of the Fund's net asset values ("NAVs") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or the Subadvisor(s) conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Subcommittee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with valuation procedures adopted by the Board and are generally categorized as Level 2 in the hierarchy. As of January 31, 2019, no foreign equity securities held by the Funds were fair valued in such a manner.

Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Equity securities, rights, warrants and shares of Exchange-Traded Funds are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or brokers selected by the Manager, in consultation with the Subadvisor(s). Those values reflect broker/dealer supplied prices and electronic data processing techniques, if the evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor(s) to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities, and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.

Securities held by the Money Market Fund are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate per the requirements of Rule 2a-7 under the Investment Company Act of 1940 as amended. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.

Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Swaps are marked to market daily based upon quotations from pricing agents, brokers, or market makers. These securities are generally categorized as Level 2 in the hierarchy.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.

Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. These securities are generally categorized as Level 2 in the hierarchy.

The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.

The valuation techniques and significant amounts of unobservable inputs used in the fair valuation of each Fund's Level 3 securities are outlined in the table below. A significant increase or decrease in any of those inputs in isolation would result in a significantly higher or lower fair value measurement.

MainStay MacKay High Yield Corporate Bond Fund

Asset Class	Fair Value at 1/31/19*	Valuation Technique	Unobservable Inputs	Inputs/Range
Convertible Bonds	$53,403,507	Market Approach	Estimated Enterprise Value	$1,002.0m - $1,139.6m

	11,103	Income Approach	Liquidity Discount	100bps
			Subordination Discount	150bps

Corporate Bonds	97,539,541	Income Approach	Estimated Yield to Maturity	16.26%
			Spread Adjustment	4.28%

Common Stocks	4,941,383	Market Approach	Estimated Enterprise Value	$1,002.0m - $1,139.6m
			Estimated Volatility	20.00%

	9,935,345	Market Approach	Liquidity Discount Applied on Par Value of Debt	10.00%
			Ownership % of equity interest	16.56%-39.78%

	1,416,316	Market Approach	Terminal Value Multiple	9.0x
			Liquidity Discount	20.00%

	9,898,795	Market Approach	EBITDA Multiple	5.75x
			Discount Rate	10.00%
	$177,145,990

* The table above does not include Level 3 investments that were valued by brokers without adjustment. As of January 31, 2019, the value of these investments was $84,703,071. The inputs for these investments were not readily available or cannot be reasonably estimated.

A fund security or other asset may be determined to be illiquid under procedures approved by the Board. Illiquidity of a security might prevent the sale of such security at a time when the Manager or the Subadvisor(s) might wish to sell, and these securities could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Board, the Manager or the Subadvisor(s) determine the liquidity of a Fund's investments; in doing so, the Manager or the Subadvisor(s) may consider various factors, including: (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities often valued in accordance with methods deemed by the Board in good faith to be reasonable and appropriate to accurately reflect their fair value. The liquidity of each Fund's investments, as shown in their respective accompanying Portfolio of Investments, was determined as of January 31, 2019 and can change at any time in response to, among other relevant factors, market conditions or events or developments with respect to an individual issuer or instrument. As of January 31, 2019, securities deemed to be illiquid under procedures approved by the Board are shown in the Portfolio of Investments.

Investments in Affiliates (in 000s) During the period ended January 31, 2019, purchases and sales transactions, income earned from investments and shares held of investment companies managed by New York Life Investments or its affiliates were as follows:

MainStay Income Builder Fund
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$47,219	$209,696	$(182,002)	$—	$—	$74,913	$230	$—	74,913

MainStay Large Cap Growth Fund
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$199,452	$1,038,825	$(1,100,205)	$—	$—	$138,072	$480	$—	138,072

MainStay MacKay Common Stock Fund
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$67	$7,014	$(7,025)	$—	$—	$56	$1	$—	56

MainStay MacKay Convertible Fund
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$126,303	$55,499	$(161,227)	$—	$—	$20,575	$330	$—	20,575

MainStay MacKay Emerging Markets Debt Fund
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$—	$14,234	$(7,629)	$—	$—	$6,605	$14	$—	6,605

MainStay MacKay Government Fund
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$1,801	$28,905	$(29,869)	$—	$—	$837	$17	$—	837

MainStay MacKay International Equity Fund
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$615	$7,048	$(7,208)	$—	$—	$455	$2	$—	455

MainStay MacKay Unconstrained Bond Fund
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$15,391	$109,707	$(94,009)	$—	$—	$31,089	$113	$—	31,089

MainStay MAP Equity Fund
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$14,615	$61,411	$(60,260)	$—	$—	$15,766	$96	$—	15,766

Item 2. Controls And Procedures.

(a)	Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MAINSTAY FUNDS

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis President and Principal Executive Officer

Date:	March 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis President and Principal Executive Officer

Date:	March 25, 2019

By:	/s/ Jack R. Benintende
Jack R. Benintende Treasurer and Principal Financial and Accounting Officer

Date:	March 25, 2019